UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-03503

UBS RMA Money Fund Inc.

(Exact name of registrant as specified in charter)

1285 Avenue of the Americas, New York, New York 10019-6028

(Address of principal executive offices) (Zip code)

Mark F. Kemper, Esq.

UBS Global Asset Management

1285 Avenue of the Americas

New York, NY 10019-6028

(Name and address of agent for service)

Copy to:

Jack W. Murphy, Esq.

Dechert LLP

1900 K Street, N.W.

Washington, DC 20006

Registrant’s telephone number, including area code: 212-821 3000

Date of fiscal year end: June 30

Date of reporting period: December 31, 2012

Item 1. Reports to Stockholders.

Money Market Funds

UBS RMA

Money Market Portfolio

U.S. Government Portfolio

Tax-Free Fund Inc.

California Municipal Money Fund

New York Municipal Money Fund

Semiannual Report

December 31, 2012

UBS RMA

February 15, 2013

Dear shareholder,

We present you with the semiannual report for UBS RMA Money Market Portfolio, UBS RMA U.S. Government Portfolio, UBS RMA Tax-Free Fund Inc., UBS RMA California Municipal Money Fund and UBS RMA New York Municipal Money Fund (the “Funds”) for the six months ended December 31, 2012.

Performance

The Funds’ yields remained low, reflecting the Federal Reserve Board’s (the “Fed”) decision to maintain the federal funds rate at a historically low range. (The federal funds rate, or “fed funds” rate, is the rate that banks charge one another for funds they borrow on an overnight basis. For more details on the Fed’s actions, see below.) As a result, the yields of the securities in which the Funds invest remained extremely low and, in turn, kept the Funds’ yields low.

As of December 31, 2012, after fee waivers/expense reimbursements, the Funds’ seven-day current yields were:

•	UBS RMA Money Market Portfolio: 0.01%, unchanged from June 30, 2012;

•	UBS RMA U.S. Government Portfolio: 0.01%, unchanged from June 30, 2012;

•	UBS RMA Tax-Free Fund Inc.: 0.01%, unchanged from June 30, 2012;

•	UBS RMA California Municipal Money Fund: 0.01%, unchanged from June 30, 2012; and

UBS RMA Money Market Portfolio,

UBS RMA U.S. Government Portfolio

Investment goal

(both Portfolios):

Maximum current income consistent with preservation of capital and liquidity

Portfolio Manager

(both Portfolios):

Robert Sabatino

UBS Global Asset

Management (Americas) Inc.

Commencement

(both Portfolios):

October 4, 1982

UBS RMA

•	UBS RMA New York Municipal Money Fund: 0.01%, unchanged from June 30, 2012.

(For more on each Fund’s performance, refer to “Performance and portfolio characteristics at a glance” beginning on page 12.)

An interview with the Portfolio Managers

Q.	How would you describe the economic environment during the reporting period?
A.	While the overall US economy continued to grow, it did so at an uneven pace during the reporting period. Looking back, the Commerce Department reported 2.0% gross domestic product (“GDP”) growth in the US for the first quarter of 2012, followed by growth of 1.3% in the second quarter, partially due to weaker consumer spending. After expanding 3.1% in the third quarter, GDP contracted 0.1% in the fourth quarter, representing the first negative reading since the second quarter of 2009.

Q.	How did the Federal Reserve Board (the “Fed”) react to the economic environment?
A.	The Fed took a number of actions during the reporting period, as it looked to meet its dual mandate of price stability and maximum employment. Throughout the year, the Fed kept the federal funds rate at an extremely low level of between 0% and 0.25% and, on several occasions, extended the period it expected to keep the fed funds rate on hold. In January 2012, the Fed announced its plan to

UBS RMA Tax-Free Fund Inc., UBS RMA California Municipal Money Fund, UBS RMA New York Municipal Money Fund

Investment goal

(all three Funds):

Maximum current income exempt from federal and/or a specific state’s personal income taxes consistent with preservation of capital and liquidity

Portfolio Managers

(all three Funds)

Elbridge T. Gerry III

Ryan Nugent

UBS Global Asset Management (Americas) Inc.

Commencement:

Tax Free—October 4, 1982 California Municipal— November 7, 1988

New York Municipal—November 10, 1988

UBS RMA

purchase $400 billion of longer-term Treasury securities and sell an equal amount of shorter-term Treasury securities by June 2012 (dubbed “Operation Twist”); this deadline was later extended to the end of 2012. In September, the Fed launched a third round of quantitative easing (“QE3”), which involved purchasing $40 billion of agency mortgage-backed securities (“MBS”) on an open-ended basis each month. At its final meeting of the year, in December, the Fed said it would continue buying $40 billion a month of agency MBS and purchasing $45 billion a month of longer-term Treasuries. The Fed also said that it would keep the federal funds rate on hold “…as long as the unemployment rate remains above 6.5%,” provided inflation remains well-contained.

Q.	How was UBS RMA Money Market Portfolio managed during the period?
A.	We tactically adjusted the Fund’s weighted average maturity (WAM) throughout the six-month review period.

When the reporting period began, the Fund had a WAM of 40 days. Mid-period, concerns regarding the ongoing challenges in Europe were overshadowed by the Fed’s announcement regarding QE3. In anticipation of the further downward pressure that the program was expected to create on interest rates, we increased the Fund’s WAM, and ended the reporting period with it at 48 days.

At the issuer level, we maintained a high level of diversification, investing in smaller positions with the goal of reducing risk and keeping the Fund highly liquid. To that end, we typically purchased up to 3% in single nongovernment issuers throughout the reporting period. (The Fund is generally able to hold up to 5% in any one issuer, subject to certain exceptions.)

In terms of securities, we increased the Fund’s exposures to certificates of deposit, US government and agency obligations and time deposits. Conversely, we reduced our allocation to commercial paper, repurchase agreements and short-term corporate obligations. (Repurchase agreements are transactions in which the seller of a security agrees to buy it back at a predetermined time and price or upon demand.)

UBS RMA

Q.	How was UBS RMA U.S. Government Portfolio managed during the period?
A.	During the period, the Fund’s WAM moved from 32 to 52 days, with the goal of keeping the Fund highly liquid. The Fund’s exposure to repurchase agreements was increased during the six-months ended December 31, 2012. In contrast, the Fund’s allocations to government and agency securities declined over the period.

Q.	How were UBS RMA Tax-Free Fund Inc., UBS RMA California Municipal Money Fund and UBS RMA New York Municipal Money Fund managed during the period?
A.	During the reporting period, the budgetary backdrop showed some signs of improvement, driven by strengthening tax revenues in many states. However, given the uneven economic recovery in the US, ongoing budgetary challenges in some states and a low interest rate environment, we continued to actively manage the Funds’ portfolios with a strong emphasis on credit quality. Investment decisions continued to be based on the underlying fundamentals of individual securities first and, secondarily, on yield.

The WAM for UBS RMA Tax-Free Fund Inc. fell from 27 to 22 days during the reporting period, while the WAM for UBS RMA California Municipal Money Fund edged lower from 21 to 20 days. In contrast, the WAM for UBS RMA New York Municipal Money Fund increased from 17 to 23 days. As these WAMs indicate, all three Funds had WAMs in the low 20-day range at the end of 2012. Given the flatness of the yield curve, we did not believe it was beneficial to move further out on the curve for UBS RMA Tax-Free Fund Inc., and therefore allowed its WAM to drift lower. We identified a number of opportunities that helped us extend the WAM of UBS RMA New York Municipal Money Fund. Higher quality notes issued by the State of California remained in high demand, making it difficult for the UBS RMA California Municipal Money Fund to secure enough desirable notes to lengthen its WAM during the period.

UBS RMA

For liquidity purposes, the Funds maintained a meaningful allocation to variable rate demand notes (VRDNs)[1] with yields that reset on a daily or weekly basis. We had only a small exposure to VRDNs backed by lower quality letters of credit,[2] and emphasized investments in stronger municipal issuers where third-party credit enhancement was not needed. Elsewhere, we looked to decrease, or maintain at a relatively steady level, the Funds’ allocations to tax-exempt commercial paper, in order to generate additional yield in the low interest rate environment. In particular, we emphasized select investments in commercial paper with 90- to 120-day maturities, given their yield advantage as compared to VRDNs.

We continued to emphasize essential service revenue bonds for UBS RMA California Municipal Money Fund, including securities issued by high-quality water and sewer entities. In addition, given some positive budgetary trends in the state, we found several opportunities to selectively add some general obligation bonds to the Fund’s portfolio. For UBS RMA Tax-Free Fund Inc. and UBS RMA New York Municipal Money Fund, we continued to have significant allocations to general obligation bonds that met our credit criteria.

Q.	What factors do you believe will affect the Funds over the coming months?
A.	Although overall growth in the US economy was mixed during the reporting period, we believe it has enough momentum to continue expanding in 2013. However, it’s likely that growth will be far from robust. We also believe the Fed will maintain its accommodative monetary policy and that the European sovereign debt crisis will continue to trigger periods of market volatility. Finally, continuing regulatory uncertainty has cast a shadow over money market funds for some time now, and will likely continue to do so. Against this backdrop, we anticipate continuing to manage the Funds focusing on risk with a goal of keeping them highly liquid.

[1]	A variable rate demand note (VRDN) is a long-term bond with a floating interest rate that provides investors with the option to tender, or “put” the security at par with seven days’ notice or, in some cases, one day’s notice.
[2]	A letter of credit, or “LOC,” is a form of credit enhancement from a third-party provider often used when the credit quality of the underlying municipal issuer itself is deemed to need further enhancement to make it more attractive in the marketplace.

UBS RMA

We thank you for your continued support and welcome any comments or questions you may have. For additional information on the UBS family of funds, please contact your Financial Advisor, or visit us at www.ubs.com/globalam-us.*

Mark E. Carver

President

UBS RMA Money Fund Inc.

(UBS RMA Money Market Portfolio

and UBS RMA U.S. Government Portfolio)

UBS RMA Tax-Free Fund Inc.

UBS Managed Municipal Trust

(UBS RMA California Municipal Money Fund and UBS RMA New York Municipal Money Fund)

Managing Director

UBS Global Asset Management (Americas) Inc.

Elbridge T. Gerry III

Portfolio Manager

UBS RMA Tax-Free Fund Inc.

UBS RMA California Municipal Money Fund

UBS RMA New York Municipal Money Fund

Managing Director

UBS Global Asset Management (Americas) Inc.

Ryan Nugent Portfolio Manager UBS RMA Tax-Free Fund Inc. UBS RMA California Municipal Money Fund UBS RMA New York Municipal Money Fund Director UBS Global Asset Management (Americas) Inc.	Robert Sabatino Portfolio Manager UBS RMA Money Market Portfolio UBS RMA U.S. Government Portfolio Managing Director UBS Global Asset Management (Americas) Inc.

UBS RMA

This letter is intended to assist shareholders in understanding how the Funds performed during the six months ended December 31, 2012. The views and opinions in the letter were current as of February 15, 2013. They are not guarantees of future performance or investment results and should not be taken as investment advice. Investment decisions reflect a variety of factors, and we reserve the right to change our views about individual securities, sectors and markets at any time. As a result, the views expressed should not be relied upon as a forecast of the Funds’ future investment intent. We encourage you to consult your financial advisor regarding your personal investment program.

*	Mutual funds are sold by prospectus only. You should read it carefully and consider a fund’s investment objectives, risks, charges, expenses and other important information contained in the prospectus before investing. Prospectuses for most of our funds can be obtained from your financial advisor, by calling UBS Funds at 800-647 1568 or by visiting our Web site at www.ubs.com/globalam-us.

UBS RMA

Understanding your Fund’s expenses (unaudited)

As a shareholder of the Funds*, you incur ongoing costs, including management fees, service fees (12b-1 or non-12b-1 fees) and other Fund expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in each Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples below are based on an investment of $1,000 invested at the beginning of the period and held for the entire period, July 1, 2012 to December 31, 2012.

Actual expenses

The first line in the following table for each Fund provides information about its actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over a period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line for each respective Fund under the heading “Expenses paid during period” to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes

The second line in the following table for each Fund provides information about hypothetical account values and hypothetical expenses based on that Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not that Fund’s actual return. The hypothetical account values and expenses may not be used to estimate your actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in a Fund and other funds. To do so, compare these 5% hypothetical examples with the 5% hypothetical examples that appear in the shareholder reports of other funds.

*	Collectively refers to UBS RMA Money Market Portfolio, UBS RMA U.S. Government Portfolio, UBS RMA Tax-Free Fund Inc., UBS RMA California Municipal Money Fund and UBS RMA New York Municipal Money Fund.

UBS RMA

Understanding your Fund’s expenses (unaudited) (continued)

Please note that the expenses shown in the table are meant to highlight your ongoing costs. Therefore, the second line of the table for each Fund is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds, if those funds impose transactional costs—for example, exchange fees. In addition, if those transactional costs were included, your costs for those other funds would have been higher.

The examples do not reflect Resource Management Account® (RMA®) Program, Business Services Account BSA® Program or other similar program fees as these are external to the Funds and relate to those programs.

UBS RMA Money Market Portfolio

	Beginning account value July 1, 2012	Ending account value[1] December 31, 2012	Expenses paid during period[2] 07/01/12 to 12/31/12	Expense ratio during the period
Actual	$1,000.00	$1,000.10	$1.16	0.23%
Hypothetical (5% annual return before expenses)	1,000.00	1,024.05	1.17	0.23

[1]

“Actual—Ending account value” may or may not be reflective of a shareholder’s actual investment experience during periods of very low interest rates. While the Fund declares dividends daily and pays them monthly, the amounts are rounded to the nearest $0.01 on a daily basis with respect to each investor’s account. As a result, investors whose fund account balances earn daily dividends that total less than one half a cent on any given day will not accrue any dividends on that day.

[2]	Expenses are equal to the Fund’s annualized net expense ratio, multiplied by the average account value over the period, multiplied by 184 divided by 365 (to reflect the one-half year period).

UBS RMA

Understanding your Fund’s expenses (unaudited) (continued)

UBS RMA U.S. Government Portfolio

	Beginning account value July 1, 2012	Ending account value[1] December 31, 2012	Expenses paid during period[2] 07/01/12 to 12/31/12	Expense ratio during the period
Actual	$1,000.00	$1,000.10	$0.81	0.16%
Hypothetical (5% annual return before expenses)	1,000.00	1,024.40	0.82	0.16

UBS RMA Tax-Free Fund

	Beginning account value July 1, 2012	Ending account value[1] December 31, 2012	Expenses paid during period[2] 07/01/12 to 12/31/12	Expense ratio during the period
Actual	$1,000.00	$1,000.10	$0.81	0.16%
Hypothetical (5% annual return before expenses)	1,000.00	1,024.40	0.82	0.16

UBS RMA California Municipal Money Fund

	Beginning account value July 1, 2012	Ending account value[1] December 31, 2012	Expenses paid during period[2] 07/01/12 to 12/31/12	Expense ratio during the period
Actual	$1,000.00	$1,000.20	$0.71	0.14%
Hypothetical (5% annual return before expenses)	1,000.00	1,024.50	0.71	0.14

[1]

“Actual—Ending account value” may or may not be reflective of a shareholder’s actual investment experience during periods of very low interest rates. While the Fund declares dividends daily and pays them monthly, the amounts are rounded to the nearest $0.01 on a daily basis with respect to each investor’s account. As a result, investors whose fund account balances earn daily dividends that total less than one half a cent on any given day will not accrue any dividends on that day.

[2]	Expenses are equal to the Fund’s annualized net expense ratio, multiplied by the average account value over the period, multiplied by 184 divided by 365 (to reflect the one-half year period).

UBS RMA

Understanding your Fund’s expenses (unaudited) (concluded)

UBS RMA New York Municipal Money Fund

	Beginning account value July 1, 2012	Ending account value[1] December 31, 2012	Expenses paid during period[2] 07/01/12 to 12/31/12	Expense ratio during the period
Actual	$1,000.00	$1,000.10	$0.76	0.15%
Hypothetical (5% annual return before expenses)	1,000.00	1,024.45	0.77	0.15

[1]

“Actual—Ending account value” may or may not be reflective of a shareholder’s actual investment experience during periods of very low interest rates. While the Fund declares dividends daily and pays them monthly, the amounts are rounded to the nearest $0.01 on a daily basis with respect to each investor’s account. As a result, investors whose fund account balances earn daily dividends that total less than one half a cent on any given day will not accrue any dividends on that day.

[2]	Expenses are equal to the Fund’s annualized net expense ratio, multiplied by the average account value over the period, multiplied by 184 divided by 365 (to reflect the one-half year period).

UBS RMA

Performance and portfolio characteristics at a glance (unaudited)

UBS RMA Money Market Portfolio
Yields and characteristics	12/31/12	06/30/12	12/31/11
Seven-day current yield after fee waivers and/or expense reimbursements[1]	0.01%	0.01%	0.01%
Seven-day effective yield after fee waivers and/or expense reimbursements[1]	0.01	0.01	0.01
Seven-day current yield before fee waivers and/or expense reimbursements[1]	(0.30)	(0.32)	(0.38)
Seven-day effective yield before fee waivers and/or expense reimbursements[1]	(0.30)	(0.32)	(0.38)
Weighted average maturity[2]	48 days	40 days	39 days
Net assets (bn)	$12.7	$13.0	$16.3
Portfolio composition[3]	12/31/12	06/30/12	12/31/11
Commercial paper	49.1%	51.9%	41.6%
Certificates of deposit	17.5	14.7	16.1
US government and agency obligations	17.6	14.3	30.2
Repurchase agreements	8.5	12.3	7.3
Bank note	—	—	1.7
Short-term corporate obligations	2.0	3.6	1.6
Time deposits	5.3	2.3	—
Other assets less liabilities	0.0 [4]	0.9	1.5
Total	100.0%	100.0%	100.0%
[1]

Yields will fluctuate and reflect fee waivers and/or expense reimbursements, if any, unless otherwise noted. Performance data quoted represents past performance. Past performance does not guarantee future results. Current performance may be higher or lower than the performance data quoted.

[2]	The Fund’s portfolio is actively managed and its weighted average maturity will differ over time.
[3]	Weightings represent percentages of the Fund’s net assets as of the dates indicated. The Fund’s portfolio is actively managed and its composition will vary over time.
[4]	Represents less than 0.05% of net assets as of the date indicated.

An investment in an RMA fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although each RMA fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in an RMA fund.

Not FDIC Insured. May lose value. No bank guarantee.

UBS RMA

Performance and portfolio characteristics at a glance (unaudited) (continued)

UBS RMA U.S. Government Portfolio
Yields and characteristics	12/31/12	06/30/12	12/31/11
Seven-day current yield after fee waivers and/or expense reimbursements[1]	0.01%	0.01%	0.01%
Seven-day effective yield after fee waivers and/or expense reimbursements[1]	0.01	0.01	0.01
Seven-day current yield before fee waivers and/or expense reimbursements[1]	(0.38)	(0.38)	(0.46)
Seven-day effective yield before fee waivers and/or expense reimbursements[1]	(0.38)	(0.38)	(0.46)
Weighted average maturity[2]	52 days	32 days	52 days
Net assets (bn)	$2.7	$3.8	$4.6
Portfolio composition[3]	12/31/12	06/30/12	12/31/11
US government and agency obligations	71.5%	79.4%	61.7%
Repurchase agreements	28.4	17.9	38.3
Other assets less liabilities	0.1	2.7	0.0 [4]
Total	100.0%	100.0%	100.0%
[1]

Yields will fluctuate and reflect fee waivers and/or expense reimbursements, if any, unless otherwise noted. Performance data quoted represents past performance. Past performance does not guarantee future results. Current performance may be higher or lower than the performance data quoted.

[2]	The Fund’s portfolio is actively managed and its weighted average maturity will differ over time.
[3]	Weightings represent percentages of the Fund’s net assets as of the dates indicated. The Fund’s portfolio is actively managed and its composition will vary over time.
[4]	Represents less than 0.05% of net assets as of the date indicated.

An investment in an RMA fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although each RMA fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in an RMA fund.

Not FDIC Insured. May lose value. No bank guarantee.

UBS RMA

Performance and portfolio characteristics at a glance (unaudited) (continued)

UBS RMA Tax-Free Fund Inc.
Yields and characteristics	12/31/12	06/30/12	12/31/11
Seven-day current yield after fee waivers and/or expense reimbursements[1]	0.01%	0.01%	0.01%
Seven-day effective yield after fee waivers and/or expense reimbursements[1]	0.01	0.01	0.01
Seven-day current yield before fee waivers and/or expense reimbursements[1]	(0.43)	(0.38)	(0.45)
Seven-day effective yield before fee waivers and/or expense reimbursements[1]	(0.43)	(0.38)	(0.45)
Weighted average maturity[2]	22 days	27 days	22 days
Net assets (bn)	$3.7	$3.9	$4.3
Portfolio composition[3]	12/31/12	06/30/12	12/31/11
Municipal bonds and notes	84.5%	87.4%	88.7%
Tax-exempt commercial paper	12.8	13.1	11.3
Other assets less liabilities	2.7	(0.5)	0.0 [4]
Total	100.0%	100.0%	100.0%
[1]

Yields will fluctuate and reflect fee waivers and/or expense reimbursements, if any, unless otherwise noted. Performance data quoted represents past performance. Past performance does not guarantee future results. Current performance may be higher or lower than the performance data quoted.

[2]	The Fund’s portfolio is actively managed and its weighted average maturity will differ over time.
[3]	Weightings represent percentages of the Fund’s net assets as of the dates indicated. The Fund’s portfolio is actively managed and its composition will vary over time.

[4]	Represents less than 0.05% of net assets as of the date indicated.

An investment in an RMA fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although each RMA fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in an RMA fund.

Not FDIC Insured. May lose value. No bank guarantee.

UBS RMA

Performance and portfolio characteristics at a glance (unaudited) (continued)

UBS RMA California Municipal Money Fund
Yields and characteristics	12/31/12	06/30/12	12/31/11
Seven-day current yield after fee waivers and/or expense reimbursements[1]	0.01%	0.01%	0.01%
Seven-day effective yield after fee waivers and/or expense reimbursements[1]	0.01	0.01	0.01
Seven-day current yield before fee waivers and/or expense reimbursements[1]	(0.48)	(0.46)	(0.52)
Seven-day effective yield before fee waivers and/or expense reimbursements[1]	(0.48)	(0.46)	(0.52)
Weighted average maturity[2]	20 days	21 days	25 days
Net assets (mm)	$948.1	$893.8	$922.6
Portfolio composition[3]	12/31/12	06/30/12	12/31/11
Municipal bonds and notes	89.7%	90.1%	89.2%
Tax-exempt commercial paper	8.3	11.3	10.7
Other assets less liabilities	2.0	(1.4)	0.1
Total	100.0%	100.0%	100.0%
[1]

Yields will fluctuate and reflect fee waivers and/or expense reimbursements, if any, unless otherwise noted. Performance data quoted represents past performance. Past performance does not guarantee future results. Current performance may be higher or lower than the performance data quoted.

[2]	The Fund’s portfolio is actively managed and its weighted average maturity will differ over time.
[3]	Weightings represent percentages of the Fund’s net assets as of the dates indicated. The Fund’s portfolio is actively managed and its composition will vary over time.

An investment in an RMA fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although each RMA fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in an RMA fund.

Not FDIC Insured. May lose value. No bank guarantee.

UBS RMA

Performance and portfolio characteristics at a glance (unaudited) (concluded)

UBS RMA New York Municipal Money Fund
Yields and characteristics	12/31/12	06/30/12	12/31/11
Seven-day current yield after fee waivers and/or expense reimbursements[1]	0.01%	0.01%	0.01%
Seven-day effective yield after fee waivers and/or expense reimbursements[1]	0.01	0.01	0.01
Seven-day current yield before fee waivers and/or expense reimbursements[1]	(0.50)	(0.47)	(0.53)
Seven-day effective yield before fee waivers and/or expense reimbursements[1]	(0.50)	(0.47)	(0.53)
Weighted average maturity[2]	23 days	17 days	20 days
Net assets (mm)	$756.8	$702.8	$738.7
Portfolio composition[3]	12/31/12	06/30/12	12/31/11
Municipal bonds and notes	90.6%	90.3%	90.8%
Tax-exempt commercial paper	9.3	9.6	9.2
Other assets less liabilities	0.1	0.1	0.0 [4]
Total	100.0%	100.0%	100.0%
[1]

Yields will fluctuate and reflect fee waivers and/or expense reimbursements, if any, unless otherwise noted. Performance data quoted represents past performance. Past performance does not guarantee future results. Current performance may be higher or lower than the performance data quoted.

[2]	The Fund’s portfolio is actively managed and its weighted average maturity will differ over time.
[3]	Weightings represent percentages of the Fund’s net assets as of the dates indicated. The Fund’s portfolio is actively managed and its composition will vary over time.
[4]	Represents less than 0.05% of net assets as of the date indicated.

An investment in an RMA fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although each RMA fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in an RMA fund.

Not FDIC Insured. May lose value. No bank guarantee.

UBS RMA Money Market Portfolio

Statement of net assets—December 31, 2012 (unaudited)

Security description	Face amount	Value
US government and agency obligations—17.62%
Federal Home Loan Bank
0.360%, due 01/02/13[1]	$90,000,000	$90,000,000
0.120%, due 01/23/13[2]	75,000,000	74,994,500
0.120%, due 03/07/13[2]	75,000,000	74,983,750
0.140%, due 06/28/13[2]	100,000,000	99,930,778
Federal Home Loan Mortgage Corp.*
0.163%, due 01/06/13[1]	200,000,000	199,972,247
0.173%, due 01/07/13[2]	74,700,000	74,697,846
0.170%, due 01/14/13[2]	90,000,000	89,994,475
0.155%, due 03/04/13[2]	93,000,000	92,975,174
0.145%, due 06/10/13[2]	57,500,000	57,462,944
Federal National Mortgage Association*
0.153%, due 01/16/13[2]	100,000,000	99,993,646
0.155%, due 02/06/13[2]	85,000,000	84,986,825
0.155%, due 02/14/13[2]	35,870,000	35,863,205
0.140%, due 06/12/13[2]	36,496,000	36,473,007
0.145%, due 06/12/13[2]	100,800,000	100,734,228
US Treasury Notes
1.375%, due 02/15/13	75,000,000	75,110,009
2.500%, due 03/31/13	195,000,000	196,117,740
1.750%, due 04/15/13	189,825,000	190,679,928
1.375%, due 05/15/13	105,000,000	105,471,233
1.125%, due 06/15/13	125,000,000	125,513,915
3.125%, due 08/31/13	100,000,000	101,931,704
0.125%, due 09/30/13	50,000,000	49,971,667
0.500%, due 11/15/13	100,000,000	100,262,050
0.750%, due 12/15/13	80,900,000	81,313,477
Total US government and agency obligations (cost—$2,239,434,348)		2,239,434,348
Time deposits—5.33%
Banking-non-US—5.33%
Credit Agricole Grand Cayman 0.180%, due 01/02/13	378,000,000	378,000,000

UBS RMA Money Market Portfolio

Statement of net assets—December 31, 2012 (unaudited)

Security description	Face amount	Value
Time deposits—(concluded)
Banking-non-US—(concluded)
Svenska Handelsbanken AB 0.020%, due 01/02/13	$300,000,000	$300,000,000
Total time deposits (cost—$678,000,000)		678,000,000
Certificates of deposit—17.45%
Banking-non-US—13.11%
Bank of Montreal 0.200%, due 01/15/13	175,000,000	174,999,315
Bank of Nova Scotia 0.260%, due 01/22/13[1]	75,000,000	75,000,000
Canadian Imperial Bank of Commerce 0.303%, due 01/10/13[1]	80,000,000	80,000,000
Credit Agricole Corporate & Investment Bank 0.240%, due 01/10/13	115,000,000	115,000,000
Credit Industriel et Commercial 0.350%, due 01/09/13	110,000,000	110,000,000
Mizuho Corporate Bank Ltd. 0.250%, due 01/08/13	100,000,000	100,000,000
National Australia Bank Ltd. 0.255%, due 04/09/13	100,000,000	100,001,360
Norinchukin Bank Ltd. 0.180%, due 01/31/13	125,000,000	125,000,000
Rabobank Nederland NV 0.460%, due 03/25/13[1]	80,000,000	80,000,000
Royal Bank of Canada
0.363%, due 01/30/13[1]	20,000,000	20,000,000
0.363%, due 02/06/13[1]	32,000,000	32,000,000
0.360%, due 02/11/13[1]	36,000,000	36,000,000
Societe Generale 0.310%, due 02/01/13	125,000,000	125,000,000
Sumitomo Mitsui Banking Corp.
0.160%, due 01/02/13	85,000,000	85,000,000
0.200%, due 01/07/13	125,000,000	125,000,000
0.240%, due 01/22/13	100,000,000	100,000,000

UBS RMA Money Market Portfolio

Statement of net assets—December 31, 2012 (unaudited)

Security description	Face amount	Value
Certificates of deposit—(concluded)
Banking-non-US—(concluded)
Svenska Handelsbanken AB 0.210%, due 01/02/13	$100,000,000	$100,000,000
Toronto-Dominion Bank 0.314%, due 01/28/13[1]	84,000,000	84,000,000
		1,667,000,675
Banking-US—4.34%
Branch Banking & Trust Co.
0.265%, due 01/04/13[1]	115,000,000	115,000,000
0.220%, due 02/20/13	100,000,000	100,000,000
Citibank N.A. 0.200%, due 01/17/13	236,900,000	236,900,000
State Street Bank and Trust Co. 0.210%, due 02/12/13	100,000,000	100,000,000
		551,900,000
Total certificates of deposit (cost—$2,218,900,675)		2,218,900,675
Commercial paper[2]—49.08%
Asset backed-auto & truck—0.87%
FCAR Owner Trust II
0.250%, due 02/04/13	53,000,000	52,987,486
0.250%, due 03/05/13	57,000,000	56,975,063
		109,962,549
Asset backed-banking US—1.90%
Atlantis One Funding Corp.
0.540%, due 01/02/13	175,000,000	174,997,375
0.170%, due 01/07/13	26,250,000	26,249,256
0.230%, due 03/04/13	40,000,000	39,984,156
		241,230,787
Asset backed-miscellaneous—21.69%
Atlantic Asset Securitization LLC
0.250%, due 01/22/13	60,000,000	59,991,250
0.250%, due 01/25/13	20,000,000	19,996,667
0.250%, due 02/01/13	75,000,000	74,983,854
0.400%, due 02/07/13[1]	40,000,000	40,000,000

UBS RMA Money Market Portfolio

Statement of net assets—December 31, 2012 (unaudited)

Security description	Face amount	Value
Commercial paper[2]—(continued)
Asset backed-miscellaneous—(continued)
CAFCO LLC
0.230%, due 02/01/13	$72,000,000	$71,985,740
Cancara Asset Securitisation LLC
0.220%, due 01/10/13	60,317,000	60,313,683
0.230%, due 01/15/13	95,000,000	94,991,503
Chariot Funding LLC
0.290%, due 02/06/13	50,000,000	49,985,500
0.280%, due 04/16/13	94,000,000	93,923,233
0.320%, due 06/18/13	50,000,000	49,925,333
0.320%, due 06/19/13	83,000,000	82,875,316
Fairway Finance Co. LLC 0.210%, due 02/11/13	28,000,000	27,993,303
0.210%, due 03/21/13	25,762,000	25,750,128
Gotham Funding Corp. 0.200%, due 01/22/13	53,000,000	52,993,817
0.230%, due 02/07/13	40,000,000	39,990,544
0.240%, due 02/11/13	91,000,000	90,975,127
0.240%, due 03/18/13	105,000,000	104,946,800
Jupiter Securitization Co. LLC 0.210%, due 02/21/13	47,000,000	46,986,018
0.250%, due 03/27/13	38,500,000	38,477,274
0.280%, due 04/18/13	95,000,000	94,920,939
Liberty Street Funding LLC 0.190%, due 01/08/13	50,000,000	49,998,153
0.210%, due 01/18/13	95,000,000	94,990,579
Market Street Funding LLC 0.210%, due 01/14/13	55,000,000	54,995,829
0.220%, due 01/23/13	100,000,000	99,986,556
0.210%, due 02/06/13	45,000,000	44,990,550
0.220%, due 03/19/13	80,000,000	79,962,356

UBS RMA Money Market Portfolio

Statement of net assets—December 31, 2012 (unaudited)

Security description	Face amount	Value
Commercial paper[2]—(continued)
Asset backed-miscellaneous—(concluded)
Old Line Funding LLC 0.330%, due 03/06/13	$91,919,000	$91,865,074
0.200%, due 03/15/13	127,000,000	126,948,494
0.220%, due 04/15/13	94,125,000	94,065,178
Regency Markets No. 1 LLC 0.210%, due 01/04/13	50,000,000	49,999,125
0.210%, due 01/22/13	95,000,000	94,988,362
0.220%, due 01/28/13	169,000,000	168,972,115
Salisbury Receivables Co. LLC 0.210%, due 01/23/13	33,000,000	32,995,765
Thunder Bay Funding LLC 0.200%, due 01/08/13	49,064,000	49,062,092
0.270%, due 04/01/13	47,000,000	46,968,275
Variable Funding Capital Corp. 0.170%, due 01/02/13	26,017,000	26,016,877
Victory Receivables Corp. 0.190%, due 01/03/13	38,047,000	38,046,598
0.230%, due 01/08/13	54,500,000	54,497,563
0.200%, due 01/09/13	65,000,000	64,997,111
0.190%, due 01/11/13	76,089,000	76,084,984
0.250%, due 01/29/13	95,128,000	95,109,503
		2,757,547,168
Banking-non-US—6.24%
ANZ National International Ltd. 0.320%, due 02/15/13[1]	47,000,000	46,999,572
0.331%, due 03/06/13[1]	60,000,000	60,000,000
Barclays Bank PLC 0.300%, due 02/06/13	154,000,000	153,953,800
0.300%, due 02/14/13	93,000,000	92,965,900
Mizuho Funding LLC 0.260%, due 03/05/13	100,000,000	99,954,500

UBS RMA Money Market Portfolio

Statement of net assets—December 31, 2012 (unaudited)

Security description	Face amount	Value
Commercial paper[2]—(continued)
Banking-non-US—(concluded)
Skandinaviska Enskilda Banken AB 0.240%, due 01/14/13	$100,000,000	$99,991,333
0.350%, due 06/10/13	75,000,000	74,883,333
Sumitomo Mitsui Banking Corp. 0.250%, due 02/26/13	50,000,000	49,980,556
Svenska Handelsbanken Inc. 0.250%, due 04/12/13	115,000,000	114,919,340
		793,648,334
Banking-US—13.71%
BNP Paribas Finance, Inc. 0.350%, due 02/04/13	80,000,000	79,973,555
0.320%, due 03/15/13	99,900,000	99,835,176
0.310%, due 03/28/13	115,000,000	114,914,836
Deutsche Bank Financial LLC 0.500%, due 03/20/13	115,000,000	114,875,417
0.440%, due 06/10/13	80,000,000	79,843,556
JPMorgan Chase & Co. 0.260%, due 01/07/13	75,000,000	74,996,750
Natixis US Finance Co. LLC 0.140%, due 01/02/13	125,000,000	124,999,514
0.200%, due 01/02/13	100,000,000	99,999,444
0.280%, due 01/04/13	100,000,000	99,997,667
0.210%, due 01/07/13	100,000,000	99,996,500
0.300%, due 02/01/13	125,000,000	124,967,708
Nordea North America Inc. 0.230%, due 02/01/13	73,000,000	72,985,542
Northern Pines Funding LLC 0.180%, due 01/02/13	155,000,000	154,999,225
Societe Generale N.A., Inc. 0.150%, due 01/02/13	100,000,000	99,999,583
0.170%, due 01/02/13	50,000,000	49,999,764
State Street Corp. 0.220%, due 01/04/13	150,000,000	149,997,250

UBS RMA Money Market Portfolio

Statement of net assets—December 31, 2012 (unaudited)

Security description	Face amount	Value
Commercial paper[2]—(concluded)
Banking-US—(concluded)
Toronto-Dominion Holdings USA, Inc. 0.200%, due 01/14/13	$100,000,000	$99,992,778
		1,742,374,265
Finance-captive automotive—1.41%
Toyota Motor Credit Corp. 0.250%, due 03/14/13	100,000,000	99,950,000
0.280%, due 03/21/13	79,900,000	79,850,906
		179,800,906
Finance-noncaptive diversified—2.04%
General Electric Capital Corp. 0.220%, due 01/07/13	60,000,000	59,997,800
0.240%, due 04/01/13	100,000,000	99,940,000
0.230%, due 04/24/13	100,000,000	99,927,806
		259,865,606
Insurance-life—1.22%
MetLife Short Term Funding LLC 0.210%, due 02/04/13	50,000,000	49,990,083
0.210%, due 03/08/13	105,000,000	104,959,575
		154,949,658
Total commercial paper (cost—$6,239,379,273)		6,239,379,273
Short-term corporate obligations—2.01%
Banking-non-US—1.18%
International Bank for Reconstruction & Development
0.140%, due 03/15/13	150,000,000	149,957,417
Banking-US—0.83%
Wells Fargo Bank N.A. 0.380%, due 03/22/13[1]	105,000,000	105,000,000
Total short-term corporate obligations (cost—$254,957,417)		254,957,417

UBS RMA Money Market Portfolio

Statement of net assets—December 31, 2012 (unaudited)

Security description	Face amount	Value
Repurchase agreements—8.50%

Repurchase agreement dated 12/31/12 with Bank of America Securities, 0.140% due 01/02/13, collateralized by $195,522,000 Federal Farm Credit Bank, zero coupon to 7.320% due 01/02/13 to 12/23/41, $172,509,000 Federal Home Loan Bank obligations, zero coupon to 8.290% due 01/09/13 to 03/14/36, $152,113,000 Federal Home Loan Mortgage Corp. obligations, zero coupon to 7.690% due 01/09/13 to 07/15/32, $264,161,588 Federal National Mortgage Association obligations, zero coupon to 7.250% due 01/02/13 to 01/15/34 and $115,723,900 US Treasury Notes, 2.000% due 01/31/16; (value—$963,904,022); proceeds: $945,007,350

	$945,000,000	$945,000,000
Repurchase agreement dated 12/31/12 with Barclays Capital, Inc., 0.180% due 01/02/13, collateralized by $53,671,500 US Treasury Notes, 2.125% due 05/31/15; (value—$56,100,015); proceeds: $55,000,550	55,000,000	55,000,000
Repurchase agreement dated 12/31/12 with Goldman Sachs & Co., 0.200% due 01/02/13, collateralized by $51,752,000 Federal Farm Credit Bank, zero coupon to 3.180% due 01/10/13 to 11/15/32, $16,385,000 Federal Home Loan Bank obligations, zero coupon due 2/25/13 to 11/25/13, $7,520,000 Federal Home Loan Mortgage Corp. obligations, zero coupon to 0.171% due 01/10/13 to 12/05/14 and $5,800,000 Federal National Mortgage Association obligations, zero coupon to 1.250% due 03/14/13 to 06/20/14; (value—$81,600,249); proceeds: $80,000,889	80,000,000	80,000,000

UBS RMA Money Market Portfolio

Statement of net assets—December 31, 2012 (unaudited)

Security description	Face amount	Value
Repurchase agreements—(concluded)
Repurchase agreement dated 12/31/12 with State Street Bank and Trust Co., 0.010% due 01/02/13, collateralized by $980,536 US Treasury Notes, 0.250% due 09/30/14; (value—$981,423); proceeds: $962,001	$962,000	$962,000
Total repurchase agreements (cost—$1,080,962,000)		1,080,962,000
Total investments (cost —$12,711,633,713 which approximates cost for federal income tax purposes)—99.99%		12,711,633,713
Other assets in excess of liabilities—0.01%		938,794
Net assets (applicable to 12,713,875,284 shares of common stock outstanding equivalent to $1.00 per share)—100.00%		$12,712,572,507

For a listing of defined portfolio acronyms that are used throughout the Statement of net assets, please refer to page 74.

Fair valuation summary

The following is a summary of the fair valuations according to the inputs used as of December 31, 2012 in valuing the Portfolio’s investments:

	Unadjusted quoted prices in active markets for identical investments (Level 1)	Other significant observable inputs (Level 2)	Unobservable inputs (Level 3)	Total
US government and agency obligations	$—	$2,239,434,348	$—	$2,239,434,348
Time deposits	—	678,000,000	—	678,000,000
Certificates of deposit	—	2,218,900,675	—	2,218,900,675
Commercial paper	—	6,239,379,273	—	6,239,379,273
Short-term corporate obligations	—	254,957,417	—	254,957,417
Repurchase agreements	—	1,080,962,000	—	1,080,962,000
Total	$—	$12,711,633,713	$—	$12,711,633,713

At December 31, 2012, there were no transfers between Level 1 and Level 2.

UBS RMA Money Market Portfolio

Statement of net assets—December 31, 2012 (unaudited)

Issuer breakdown by country or territory of origin

Percentage of total investments
United States	74.0%
Japan	6.8
France	5.7
Sweden	5.4
Canada	4.0
United Kingdom	1.9
Australia	1.6
Netherlands	0.6
Total	100.0%

Portfolio footnotes

*	On September 7, 2008, the Federal Housing Finance Agency placed the Federal National Mortgage Association and the Federal Home Loan Mortgage Corporation into conservatorship, and the US Treasury guaranteed the debt issued by those organizations.
[1]

Variable or floating rate security. The interest rate shown is the current rate as of December 31, 2012 and changes periodically. The maturity date reflects earlier of reset date or stated maturity date.

[2]	Rates shown are the discount rates at date of purchase.

See accompanying notes to financial statements

UBS RMA U.S. Government Portfolio

Statement of net assets—December 31, 2012 (unaudited)

Security description	Face amount	Value
US government and agency obligations—71.47%
Federal Farm Credit Bank 0.190%, due 11/07/13[1]	$50,000,000	$49,918,194
Federal Home Loan Bank 0.200%, due 01/02/13[2]	100,000,000	99,984,707
0.220%, due 01/02/13[2]	100,000,000	100,000,000
0.360%, due 01/02/13[2]	75,000,000	75,000,000
0.360%, due 01/02/13[2]	102,500,000	102,500,000
0.050%, due 01/11/13[1]	82,570,000	82,568,853
0.120%, due 01/23/13[1]	89,000,000	88,993,473
0.120%, due 03/07/13[1]	106,646,000	106,622,893
Federal Home Loan Mortgage Corp.* 0.163%, due 01/06/13[2]	35,000,000	34,995,143
0.130%, due 02/06/13[1]	100,000,000	99,987,000
0.110%, due 03/21/13[1]	125,000,000	124,969,826
Federal National Mortgage Association* 0.010%, due 01/02/13[1]	74,013,000	74,012,980
0.050%, due 01/14/13[1]	50,000,000	49,999,097
US Treasury Bill 0.010%, due 03/21/13[1]	40,000,000	39,996,489
US Treasury Notes 1.375%, due 01/15/13	150,000,000	150,070,482
2.875%, due 01/31/13	50,000,000	50,110,669
1.375%, due 02/15/13	210,000,000	210,310,926
0.625%, due 02/28/13	15,000,000	15,009,883
1.375%, due 03/15/13	50,000,000	50,121,845
1.750%, due 04/15/13	25,000,000	25,115,535
0.625%, due 04/30/13	20,000,000	20,026,524
0.375%, due 06/30/13	25,000,000	25,032,100
0.375%, due 07/31/13	25,000,000	25,030,402
3.375%, due 07/31/13	50,000,000	50,922,452
3.125%, due 08/31/13	10,000,000	10,193,170
0.500%, due 10/15/13	20,000,000	20,053,007
2.750%, due 10/31/13	50,000,000	51,056,780

UBS RMA U.S. Government Portfolio

Statement of net assets—December 31, 2012 (unaudited)

Security description	Face amount	Value
US government and agency obligations—(concluded)
US Treasury Notes—(concluded)
0.500%, due 11/15/13	$25,000,000	$25,063,556
2.000%, due 11/30/13	50,000,000	50,815,294
Total US government and agency obligations (cost—$1,908,481,280)		1,908,481,280
Repurchase agreements—28.39%
Repurchase agreement dated 12/31/12 with Bank of America Securities, 0.140% due 01/02/13, collateralized by $506,664,700 US Treasury Notes, 1.125% to 1.750% due 03/31/14 to 12/31/19; (value—$510,000,010); proceeds: $500,003,889	500,000,000	500,000,000
Repurchase agreement dated 12/31/12 with Barclays Capital, Inc., 0.180% due 01/02/13, collateralized by $67,923,400 US Treasury Bonds, 6.125% due 11/15/27; (value—$102,000,104); proceeds: $100,001,000	100,000,000	100,000,000
Repurchase agreement dated 12/31/12 with Deutsche Bank Securities, Inc., 0.150% due 01/02/13, collateralized by $135,553,300 US Treasury Notes, 0.250% due 09/30/14; (value—$135,660,098); proceeds: $133,001,108	133,000,000	133,000,000
Repurchase agreement dated 12/31/12 with Goldman Sachs & Co., 0.120% due 01/02/13, collateralized by $21,796,400 US Treasury Notes, 3.750% due 11/15/18; (value—$25,500,070); proceeds: $25,000,167	25,000,000	25,000,000

UBS RMA U.S. Government Portfolio

Statement of net assets—December 31, 2012 (unaudited)

Security description	Face amount	Value
Repurchase agreements—(concluded)
Repurchase agreement dated 12/31/12 with State Street Bank and Trust Co., 0.010% due 01/02/13, collateralized by $9,173 US Treasury Notes, 0.250% due 09/30/14; (value—$9,182); proceeds: $9,000	$9,000	$9,000
Total repurchase agreements (cost—$758,009,000)		758,009,000
Total investments (cost—$2,666,490,280 which approximates cost for federal income tax purposes)—99.86%		2,666,490,280
Other assets in excess of liabilities—0.14%		3,789,019
Net assets (applicable to 2,670,813,957 shares of common stock outstanding equivalent to $1.00 per share)—100.00%		$2,670,279,299

For a listing of defined portfolio acronyms that are used throughout the Statement of net assets, please refer to page 74.

Fair valuation summary

The following is a summary of the fair valuations according to the inputs used as of December 31, 2012 in valuing the Portfolio’s investments:

	Unadjusted quoted prices in active markets for identical investments (Level 1)	Other significant observable inputs (Level 2)	Unobservable inputs (Level 3)	Total
US government and agency obligations	$—	$1,908,481,280	$—	$1,908,481,280
Repurchase agreements	—	758,009,000	—	758,009,000
Total	$—	$2,666,490,280	$—	$2,666,490,280

At December 31, 2012, there were no transfers between Level 1 and Level 2.

UBS RMA U.S. Government Portfolio

Statement of net assets—December 31, 2012 (unaudited)

Portfolio footnotes

*	On September 7, 2008, the Federal Housing Finance Agency placed the Federal National Mortgage Association and the Federal Home Loan Mortgage Corporation into conservatorship, and the US Treasury guaranteed the debt issued by those organizations.
[1]	Rates shown are the discount rates at date of purchase.
[2]

Variable or floating rate security. The interest rate shown is the current rate as of December 31, 2012 and changes periodically. The maturity date reflects earlier of reset date or stated maturity date.

See accompanying notes to financial statements

UBS RMA Tax-Free Fund Inc.

Statement of net assets—December 31, 2012 (unaudited)

Security description	Face amount	Value
Municipal bonds and notes—84.48%
Alabama—0.27%
University of Alabama Revenue (University Hospital), Series C, 0.110%, VRD	$10,000,000	$10,000,000
Alaska—0.38%
Valdez Marine Terminal Revenue Refunding (ExxonMobil Pipeline Co. Project), 0.090%, VRD	6,990,000	6,990,000
Series A, 0.110%, VRD	6,900,000	6,900,000
		13,890,000
Arizona—0.07%
Pima County Industrial Development Authority (Tucson Electric Power Co.- Irvington Project), Series A, 0.150%, VRD	2,700,000	2,700,000
California—3.50%
California Health Facilities Financing Authority Revenue (Adventist Health Systems), Series A, 0.100%, VRD	1,200,000	1,200,000
California Health Facilities Financing Authority Revenue (Scripps Health), Series B, 0.120%, VRD	3,200,000	3,200,000
California Housing Finance Agency Revenue (Home Mortgage), Series M, 0.130%, VRD[1]	10,055,000	10,055,000
California State Economic Recovery, Series C-3, 0.090%, VRD	10,000,000	10,000,000
Series C-4, 0.110%, VRD	1,400,000	1,400,000
Series C-5, 0.100%, VRD	26,900,000	26,900,000
California State Revenue Anticipation Notes, Series A-2, 2.500%, due 06/20/13	26,000,000	26,249,781
Orange County Water District Certificates of Participation, Series A, 0.130%, VRD	11,000,000	11,000,000

UBS RMA Tax-Free Fund Inc.

Statement of net assets—December 31, 2012 (unaudited)

Security description	Face amount	Value
Municipal bonds and notes—(continued)
California—(concluded)
Roseville Joint Union High School District Tax & Revenue Anticipation Notes, 1.500%, due 09/24/13	$3,500,000	$3,527,419
San Diego County Regional Transportation Commission Sales Tax Revenue (Limited Tax), Series A, 0.120%, VRD	5,000	5,000
Santa Clara Valley Transportation Authority Sales Tax Revenue Refunding, Series C, 0.110%, VRD	1,095,000	1,095,000
State of California, Series B-2, 0.110%, VRD	15,300,000	15,300,000
Series B-3, 0.090%, VRD	16,800,000	16,800,000
Whittier Health Facilities Revenue (Presbyterian Intercommunity), Series A, 0.130%, VRD	1,600,000	1,600,000
		128,332,200
Colorado—1.97%
Aurora Water Improvement Revenue (JP Morgan PUTTERs, Series 2010) (AMBAC Insured), 0.160%, VRD[2,3]	16,590,000	16,590,000
Colorado Educational & Cultural Facilities Authority Revenue (National Jewish Federation Board Program), Series C-7, 0.130%, VRD	4,865,000	4,865,000
Colorado Health Facilities Authority Revenue Refunding (The Evangelical), 0.140%, VRD	1,725,000	1,725,000
Denver City & County Certificates of Participation Refunding, Series A1, 0.130%, VRD	21,180,000	21,180,000
Series A2, 0.130%, VRD	2,530,000	2,530,000
Series A3, 0.130%, VRD	25,245,000	25,245,000
		72,135,000

UBS RMA Tax-Free Fund Inc.

Statement of net assets—December 31, 2012 (unaudited)

Security description	Face amount	Value
Municipal bonds and notes—(continued)
Connecticut—0.57%
Connecticut State Health & Educational Facilities Authority Revenue (Yale University), Series V-1, 0.090%, VRD	$4,200,000	$4,200,000
Series V-2, 0.100%, VRD	16,825,000	16,825,000
		21,025,000
District of Columbia—0.99%
District of Columbia Revenue (German Marshall Fund of United States), 0.130%, VRD	8,000,000	8,000,000
District of Columbia Tax & Revenue Anticipation Notes, 2.000%, due 09/30/13	15,000,000	15,199,586
District of Columbia University Revenue Refunding (Georgetown University), Series B, 0.100%, VRD	2,000,000	2,000,000
Metropolitan Washington, D.C. Airport Authority Airport System Revenue Subseries D-2, 0.110%, VRD	11,000,000	11,000,000
		36,199,586
Florida—2.92%
Florida State Board of Education (Public Education Capital Outlay Bonds), Series E (Bank of America Austin Certificates, Series 2008-1059), 0.150%, VRD[2,3]	8,335,000	8,335,000
Hillsborough County School Board Certificates of Participation (Master Lease Program), Series C, 0.100%, VRD	19,860,000	19,860,000
Miami-Dade County School Board Tax Anticipation Notes, 2.500%, due 02/28/13	5,000,000	5,018,234
Orange County Health Facilities Authority Revenue (Hospital-Orlando Regional), Series E, 0.120%, VRD	4,500,000	4,500,000
Orange County Housing Finance Authority Housing Revenue Refunding (Highland Pointe Apartments), Series J (FNMA Insured), 0.130%, VRD	7,455,000	7,455,000

UBS RMA Tax-Free Fund Inc.

Statement of net assets—December 31, 2012 (unaudited)

Security description	Face amount	Value
Municipal bonds and notes—(continued)
Florida—(concluded)
Orange County School Board Certificates of Participation, Series E, 0.100%, VRD	$23,145,000	$23,145,000
Orlando-Orange County Expressway Authority Revenue Refunding, Series C-4 (AGM Insured), 0.110%, VRD	7,000,000	7,000,000
Pinellas County Health Facilities Authority Revenue (Health System BayCare Health), Series A1, 0.130%, VRD	8,000,000	8,000,000
Polk County Industrial Development Authority Health Care Facilities Revenue Refunding (Winter Haven Hospital), Series B, 0.110%, VRD	13,750,000	13,750,000
Series C, 0.110%, VRD	9,790,000	9,790,000
		106,853,234
Georgia—1.96%
Metropolitan Atlanta Rapid Transit Authority Sales Tax Revenue, Series B, 0.140%, VRD	10,000,000	10,000,000
Private Colleges & Universities Authority Revenue (Emory University), Series B-1, 0.100%, VRD	15,500,000	15,500,000
Series B-2, 0.110%, VRD	3,500,000	3,500,000
Series C-3, 0.110%, VRD	14,600,000	14,600,000
Series C-4, 0.110%, VRD	9,925,000	9,925,000
Private Colleges & Universities Authority Revenue Refunding (Mercer University), Series A, 0.120%, VRD	7,365,000	7,365,000
Series C, 0.120%, VRD	8,295,000	8,295,000

UBS RMA Tax-Free Fund Inc.

Statement of net assets—December 31, 2012 (unaudited)

Security description	Face amount	Value
Municipal bonds and notes—(continued)
Georgia—(concluded)
Thomasville Hospital Authority Revenue Anticipation Certificates (John Archbold), Series A, 0.130%, VRD	$2,550,000	$2,550,000
		71,735,000
Idaho—0.47%
Idaho Tax Anticipation Notes, 2.000%, due 06/28/13	17,000,000	17,148,869
Illinois—8.33%
Chicago Board of Education Refunding (Dedicated Revenue), Series A, 0.130%, VRD	8,400,000	8,400,000
Chicago Board of Education Refunding, Series B, 0.130%, VRD	5,960,000	5,960,000
Chicago (Neighborhoods Alive 21), Series B, 0.140%, VRD	32,535,000	32,535,000
Chicago Sales Tax Revenue Refunding, 0.150%, VRD	35,795,000	35,795,000
Series D-2, 0.120%, VRD	26,700,000	26,700,000
Chicago Waterworks Revenue (Second Lien), Subseries 2000-1, 0.140%, VRD	23,700,000	23,700,000
Subseries 2000-2, 0.140%, VRD	23,500,000	23,500,000
City of Chicago, Series B-2, 0.130%, VRD	12,540,000	12,540,000
Series D-1, 0.120%, VRD	1,800,000	1,800,000
Cook County School District No. 036 Winnetka (Morgan Stanley Floater Certificates), Series 1919, 0.150%, VRD[2,3]	9,795,000	9,795,000
Illinois Development Finance Authority Revenue (Chicago Symphony Orchestra), 0.140%, VRD	17,200,000	17,200,000

UBS RMA Tax-Free Fund Inc.

Statement of net assets—December 31, 2012 (unaudited)

Security description	Face amount	Value
Municipal bonds and notes—(continued)
Illinois—(concluded)
Illinois Development Finance Authority Revenue (Francis W. Parker School Project), 0.140%, VRD	$19,600,000	$19,600,000
Illinois Development Finance Authority Revenue (Lyric Opera Chicago Project), 0.140%, VRD	13,000,000	13,000,000
Illinois Finance Authority Revenue (Advocate Health Care), Series A-1, 0.220%, VRD	6,750,000	6,750,000
Illinois Finance Authority Revenue (Methodist Medical Center), Series B, 0.140%, VRD	4,000,000	4,000,000
Illinois Finance Authority Revenue (Rehabilitation Institute of Chicago), Series C, 0.150%, VRD	8,740,000	8,740,000
Illinois Finance Authority Revenue (Rush University Medical Center), Series A, 0.140%, VRD	9,700,000	9,700,000
Illinois Finance Authority Revenue (University of Chicago), Series B, 0.120%, VRD	9,068,000	9,068,000
Illinois Finance Authority Revenue (Wesleyan University), 0.140%, VRD	7,535,000	7,535,000
Illinois Finance Authority Revenue Refunding (Hospital Sisters Services, Inc.), 0.110%, VRD	8,345,000	8,345,000
Illinois Finance Authority Revenue Refunding (University of Chicago), Series C, 0.120%, VRD	7,684,000	7,684,000
Lombard Revenue (National University Health Sciences Project), 0.150%, VRD	7,280,000	7,280,000
South Suburban Joint Action Water Agency Revenue, 0.160%, VRD	5,550,000	5,550,000
		305,177,000

UBS RMA Tax-Free Fund Inc.

Statement of net assets—December 31, 2012 (unaudited)

Security description	Face amount	Value
Municipal bonds and notes—(continued)
Indiana—1.18%
Indiana Development Finance Authority Revenue (Educational Facilities-Culver Educational), 0.120%, VRD	$8,300,000	$8,300,000
Indiana Development Finance Authority Revenue (Educational Facilities-Eiteljorg Museum), 0.140%, VRD	9,400,000	9,400,000
Indiana Finance Authority Environmental Revenue Refunding (Duke Energy, Inc. Project), Series A-4, 0.100%, VRD	3,700,000	3,700,000
Indiana Finance Authority Hospital Revenue (Indiana University Health, Inc.), Series D, 0.100%, VRD	3,390,000	3,390,000
Indiana Finance Authority Revenue (Ascension Health Senior Credit Group), Series E-4, 0.120%, VRD	6,000,000	6,000,000
Lawrenceburg Pollution Control Revenue Refunding (Indiana Michigan Power Co. Project), Series H, 0.130%, VRD	4,000,000	4,000,000
Marshall County Economic Development Revenue (Culver Educational Foundation Project), 0.120%, VRD	8,300,000	8,300,000
		43,090,000
Kansas—1.25%
Kansas State Department of Transportation Highway Revenue Refunding, Series B-1, 0.100%, VRD	6,500,000	6,500,000
Series B-2, 0.100%, VRD	23,030,000	23,030,000
Series B-3, 0.110%, VRD	5,200,000	5,200,000
Mission Multi-Family Revenue Refunding (Housing Silverwood Apartment Project) (FNMA Insured), 0.140%, VRD	11,000,000	11,000,000
		45,730,000
Kentucky—1.90%
Boone County Pollution Control Revenue Refunding (Duke Energy, Inc.), 0.120%, VRD	5,500,000	5,500,000

UBS RMA Tax-Free Fund Inc.

Statement of net assets—December 31, 2012 (unaudited)

Security description	Face amount	Value
Municipal bonds and notes—(continued)
Kentucky—(concluded)
Boyle County Hospital Revenue (Ephraim McDowell Health Project), 0.120%, VRD	$6,750,000	$6,750,000
Breckinridge County Lease Program Revenue (Kentucky Association Leasing Trust), Series A, 0.130%, VRD	11,195,000	11,195,000
Christian County Association of Leasing Trust Lease Program, Series A, 0.130%, VRD	8,450,000	8,450,000
Series B, 0.130%, VRD	4,645,000	4,645,000
Jeffersontown Lease Program Revenue (Kentucky League of Cities Funding Trust), 0.120%, VRD	3,425,000	3,425,000
Shelby County Lease Revenue, Series A, 0.130%, VRD	15,650,000	15,650,000
Trimble County Association of Counties Leasing Trust Lease Program Revenue, Series A, 0.130%, VRD	11,760,000	11,760,000
Williamstown League of Cities Funding Trust Lease Revenue, Series B, 0.130%, VRD	2,050,000	2,050,000
		69,425,000
Louisiana—2.46%
East Baton Rouge Parish Industrial Development Board, Inc. Revenue (ExxonMobil Project), Series A, 0.090%, VRD	21,830,000	21,830,000
Series B, 0.090%, VRD	65,900,000	65,900,000
Louisiana Public Facilities Authority Revenue Refunding (Christus Health), Series B2, 0.120%, VRD	2,500,000	2,500,000
		90,230,000
Maryland—2.51%
Maryland Economic Development Corp. Revenue (Howard Hughes Medical Institute), Series A, 0.110%, VRD	6,155,000	6,155,000

UBS RMA Tax-Free Fund Inc.

Statement of net assets—December 31, 2012 (unaudited)

Security description	Face amount	Value
Municipal bonds and notes—(continued)
Maryland—(concluded)
Maryland State Health & Higher Educational Facilities Authority Revenue (DeMatha Catholic High School), 0.120%, VRD	$8,605,000	$8,605,000
Maryland State Health & Higher Educational Facilities Authority Revenue (Suburban Hospital), 0.110%, VRD	18,455,000	18,455,000
Montgomery County Housing Development Corp. Opportunities Commission Multi-Family Revenue, 0.120%, VRD	2,985,000	2,985,000
Montgomery County Housing Opportunities Commission Multi-Family Revenue, (Canterbury Apartments), Series A (FNMA Insured), 0.150%, VRD	4,500,000	4,500,000
Washington Suburban Sanitation District Bond Anticipation Notes, Series A, 0.160%, VRD	20,455,000	20,455,000
Series A-7, 0.160%, VRD	26,100,000	26,100,000
Series A-9, 0.170%, VRD	4,650,000	4,650,000
		91,905,000
Massachusetts—2.57%
Massachusetts Development Finance Agency Revenue (Boston University), Series U-6E, 0.100%, VRD	10,700,000	10,700,000
Massachusetts Development Finance Agency Revenue Refunding (Higher Education Smith College), 0.120%, VRD	13,279,000	13,279,000
Massachusetts Health & Educational Facilities Authority Revenue (Harvard University), Series R, 0.100%, VRD	3,125,000	3,125,000
Series Y, 0.090%, VRD	5,600,000	5,600,000

UBS RMA Tax-Free Fund Inc.

Statement of net assets—December 31, 2012 (unaudited)

Security description	Face amount	Value
Municipal bonds and notes—(continued)
Massachusetts—(concluded)
Massachusetts Health & Educational Facilities Authority Revenue (Partners Healthcare System), Series F3, 0.100%, VRD	$6,890,000	$6,890,000
Massachusetts Revenue Anticipation Notes, Series A, 2.000%, due 04/25/13	34,000,000	34,194,750
University of Massachusetts Building Authority Revenue Refunding, Series 1, 0.130%, VRD	20,410,000	20,410,000
		94,198,750
Michigan—2.47%
Green Lake Township Economic Development Corp. Revenue Refunding (Interlochen Center Project), 0.130%, VRD	2,800,000	2,800,000
Michigan State Finance Authority Revenue (Unemployment Obligation Assessment), Series C, 0.130%, VRD	15,000,000	15,000,000
Michigan State Hospital Finance Authority Revenue (Trinity Health Credit), Series E, 0.120%, VRD	20,185,000	20,185,000
Series F, 0.110%, VRD	4,675,000	4,675,000
Michigan State Housing Development Authority, Series B, 0.160%, VRD[1]	17,600,000	17,600,000
Series D, 0.140%, VRD	5,300,000	5,300,000
Michigan State Strategic Fund Limited Obligation Revenue (Greenpath, Inc., Project), Series A, 0.120%, VRD	4,915,000	4,915,000
University of Michigan Revenue (Hospital), Series B, 0.130%, VRD	8,360,000	8,360,000
University of Michigan University Revenue Refunding (Hospital), Series A-2, 0.110%, VRD	10,200,000	10,200,000
University of Michigan University Revenue Refunding (Medical Service Plan), Series A-1, 0.110%, VRD	1,445,000	1,445,000
		90,480,000

UBS RMA Tax-Free Fund Inc.

Statement of net assets—December 31, 2012 (unaudited)

Security description	Face amount	Value
Municipal bonds and notes—(continued)
Minnesota—0.38%
Rochester Health Care Facilities Revenue (Mayo Clinic), Series B, 0.140%, VRD	$13,800,000	$13,800,000
Mississippi—2.74%
Mississippi Business Finance Corp. Gulf Opportunity Zone (Chevron USA, Inc. Project), Series A, 0.100%, VRD	15,900,000	15,900,000
Series C, 0.070%, VRD	20,745,000	20,745,000
Series D, 0.100%, VRD	4,400,000	4,400,000
Series G, 0.070%, VRD	31,730,000	31,730,000
Series J, 0.100%, VRD	5,000,000	5,000,000
Mississippi Development Bank Special Obligation (Jackson County Industrial Water System Project), 0.070%, VRD	22,500,000	22,500,000
		100,275,000
Missouri—2.26%
Missouri Health & Educational Facilities Authority Educational Facilities Revenue (Ascension Healthcare), Series C-1, 0.120%, VRD	7,000,000	7,000,000
Series C-5 0.120%, VRD	30,300,000	30,300,000
Missouri Health & Educational Facilities Authority Educational Facilities Revenue (Washington University), Series C, 0.080%, VRD	11,700,000	11,700,000
Series D, 0.080%, VRD	4,900,000	4,900,000
Missouri Health & Educational Facilities Authority Health Facilities Revenue (BJC Health System), Series C, 0.120%, VRD	6,000,000	6,000,000

UBS RMA Tax-Free Fund Inc.

Statement of net assets—December 31, 2012 (unaudited)

Security description	Face amount	Value
Municipal bonds and notes—(continued)
Missouri—(concluded)
Missouri Health & Educational Facilities Authority Revenue (Ascension Healthcare), Series C-3, 0.120%, VRD	$22,700,000	$22,700,000
		82,600,000
Nebraska—0.26%
Douglas County Hospital Authority No. 002 Revenue Refunding (Health Facilities for Children), Series A, 0.140%, VRD	9,500,000	9,500,000
Nevada—0.22%
City of Las Vegas, Series C 0.120%, VRD	8,000,000	8,000,000
New Hampshire—0.55%
New Hampshire Health & Education Facilities Authority Revenue (Barclays Capital Municipal Trust Receipts Series 7WJ), 0.150%, VRD[2,3]	8,825,000	8,825,000
New Hampshire Health & Education Facilities Authority Revenue (Dartmouth College), Series A, 0.120%, VRD	6,400,000	6,400,000
New Hampshire Health & Education Facilities Authority Revenue (River College), 0.140%, VRD	5,000,000	5,000,000
		20,225,000
New Jersey—1.78%
Burlington County Bridge Community Revenue (Lutheran Home Project), Series A, 0.120%, VRD	2,020,000	2,020,000
Camden County Improvement Authority Revenue (Senior Redevelopment—Harvest Village Project), Series A, 0.150%, VRD	6,350,000	6,350,000
New Jersey Building Authority Building Revenue, Subseries A-1, 0.110%, VRD	3,305,000	3,305,000
Subseries A-4, 0.110%, VRD	2,275,000	2,275,000
New Jersey Economic Development Authority Economic Development Revenue (Diocese of Metuchen Project), 0.180%, VRD	6,100,000	6,100,000

UBS RMA Tax-Free Fund Inc.

Statement of net assets—December 31, 2012 (unaudited)

Security description	Face amount	Value
Municipal bonds and notes—(continued)
New Jersey—(continued)
New Jersey Economic Development Authority Natural Gas Facilities Revenue (South Jersey), 0.170%, VRD[1]	$8,200,000	$8,200,000
New Jersey Economic Development Authority Revenue (Bancroft Neurohealth Project), 0.120%, VRD	2,985,000	2,985,000
New Jersey Economic Development Authority Revenue (Hun School Princeton Project), 0.100%, VRD	1,425,000	1,425,000
New Jersey Economic Development Authority Revenue (Oak Hill Academy Project), 0.250%, VRD	1,425,000	1,425,000
New Jersey Economic Development Authority Revenue (Peddie School Project), 0.120%, VRD	4,800,000	4,800,000
New Jersey Economic Development Authority Revenue (Republic Services, Inc. Project), 0.180%, VRD[1]	2,910,000	2,910,000
New Jersey Economic Development Authority Revenue Refunding (Cranes Mill Project), Series B, 0.120%, VRD	4,195,000	4,195,000
New Jersey Educational Facilities Authority Revenue (Centenary College), Series A, 0.120%, VRD	3,040,000	3,040,000
New Jersey Health Care Facilities Financing Authority Revenue (Recovery Management System, Inc.), 0.120%, VRD	1,125,000	1,125,000
New Jersey Health Care Facilities Financing Authority Revenue (Somerset Medical Center), 0.110%, VRD	1,345,000	1,345,000
New Jersey Health Care Facilities Financing Authority Revenue (Virtua Health), Series A-7, 0.100%, VRD	1,300,000	1,300,000
Series C, 0.130%, VRD	1,450,000	1,450,000
Series D, 0.110%, VRD	3,000,000	3,000,000
New Jersey Health Care Facilities Financing Authority Revenue, Series A-3, 0.120%, VRD	2,155,000	2,155,000

UBS RMA Tax-Free Fund Inc.

Statement of net assets—December 31, 2012 (unaudited)

Security description	Face amount	Value
Municipal bonds and notes—(continued)
New Jersey—(concluded)
Rutgers State University Revenue, Series G, 0.120%, VRD	$5,795,000	$5,795,000
		65,200,000
New York—8.90%
Bay Shore Union Free School District Tax Anticipation Notes, 1.500%, due 06/21/13	17,000,000	17,100,627
Dutchess County Industrial Development Agency Civic Facilities Revenue (Marist College), Series A, 0.110%, VRD	7,690,000	7,690,000
Metropolitan Transportation Authority Revenue, Subseries E-3, 0.090%, VRD	1,900,000	1,900,000
New York City Health & Hospital Corp. Revenue (Health Systems), Series C, 0.120%, VRD	5,000,000	5,000,000
New York City Housing Development Corp. Multi-Family Rental Housing Revenue (Royal Properties), Series A (FNMA Insured), 0.110%, VRD	9,000,000	9,000,000
New York City Housing Development Corp. Multi-Family Revenue Mortgage (Marseilles Apartments), Series A, 0.140%, VRD	2,090,000	2,090,000
New York City Housing Development Corp. Multi-Family Revenue (The Crest), Series A, 0.140%, VRD	34,400,000	34,400,000
New York City Industrial Development Agency Civic Facility Revenue (Lycee Francais de New York Project), Series B, 0.120%, VRD	2,500,000	2,500,000
New York City Municipal Finance Authority Water & Sewer Systems Revenue (Second General Fiscal 2008), Series BB-2, 0.130%, VRD	10,000,000	10,000,000
Series BB-5, 0.070%, VRD	18,600,000	18,600,000

UBS RMA Tax-Free Fund Inc.

Statement of net assets—December 31, 2012 (unaudited)

Security description	Face amount	Value
Municipal bonds and notes—(continued)
New York—(continued)
New York City Municipal Finance Authority Water & Sewer Systems Revenue, Second Generation Resolution, Series A, 0.100%, VRD	$1,200,000	$1,200,000
New York City Municipal Water Finance Authority Water & Sewer Systems Revenue, Series C, 0.120%, VRD	1,700,000	1,700,000
Subseries F1A, 0.110%, VRD	5,420,000	5,420,000
New York City, Subseries B-3, 0.110%, VRD	2,045,000	2,045,000
Subseries G-4, 0.090%, VRD	25,500,000	25,500,000
Subseries L-4, 0.100%, VRD	6,700,000	6,700,000
Subseries L-6, 0.070%, VRD	42,765,000	42,765,000
New York City Transitional Finance Authority (New York City Recovery), Series 3, Subseries B-3, 0.070%, VRD	35,660,000	35,660,000
New York City Transitional Finance Authority Future Tax Secured Revenue, Subseries A-4, 0.090%, VRD	2,000,000	2,000,000
New York City Trust for Cultural Resources Revenue Refunding (American Museum of Natural History), Series A1, 0.140%, VRD	1,500,000	1,500,000
New York State Dormitory Authority Revenue State Supported Debt (City University), Series D, 0.120%, VRD	4,600,000	4,600,000
New York State Dormitory Authority Revenue State Supported Debt (New York Public Library), Series A, 0.110%, VRD	5,300,000	5,300,000
New York State Housing Finance Agency Affordable Housing Revenue (Housing Bowery Place I), Series A (FHLMC Insured), 0.110%, VRD	2,300,000	2,300,000

UBS RMA Tax-Free Fund Inc.

Statement of net assets—December 31, 2012 (unaudited)

Security description	Face amount	Value
Municipal bonds and notes—(continued)
New York—(concluded)
New York State Housing Finance Agency Revenue (20 River Terrace Housing), Series A (FNMA Insured), 0.150%, VRD	$4,700,000	$4,700,000
North Hempstead Township Bond Anticipation Notes, Series B, 1.000%, due 06/07/13	37,822,062	37,937,081
Port Washington Union Free School District Tax Anticipation Notes, 1.000%, due 06/20/13	9,500,000	9,534,450
Tarrytowns Union Free School District Bond Anticipation Notes (School Building Improvements), 0.800%, due 08/09/13	10,840,000	10,875,151
Triborough Bridge & Tunnel Authority Revenue, Series B-2C, 0.100%, VRD	9,800,000	9,800,000
Series B-3, 0.100%, VRD	8,000,000	8,000,000
		325,817,309
North Carolina—4.06%
Charlotte Water & Sewer System Revenue Refunding, Series C, 0.130%, VRD	27,445,000	27,445,000
Charlotte-Mecklenburg Hospital Authority Health Care Systems Revenue Refunding (Carolinas Healthcare), Series H, 0.070%, VRD	42,650,000	42,650,000
Guilford County, Series B, 0.110%, VRD	3,345,000	3,345,000
North Carolina Capital Facilities Finance Agency Educational Facilities Revenue (Wake Forest University), Series B, 0.100%, VRD	15,830,000	15,830,000
North Carolina Educational Facilities Finance Agency Revenue (Duke University Project), 0.120%, VRD	8,700,000	8,700,000
North Carolina Medical Care Commission Health Care Facilities Revenue (First Health Carolinas), Series A, 0.120%, VRD	15,810,000	15,810,000

UBS RMA Tax-Free Fund Inc.

Statement of net assets—December 31, 2012 (unaudited)

Security description	Face amount	Value
Municipal bonds and notes—(continued)
North Carolina—(concluded)
North Carolina (Public Improvement), Series D, 0.120%, VRD	$11,500,000	$11,500,000
Union County, Series A, 0.140%, VRD	14,945,000	14,945,000
University of North Carolina Hospital Chapel Hill Revenue, Series B, 0.110%, VRD	8,555,000	8,555,000
		148,780,000
Ohio—3.79%
Butler County Capital Funding Revenue (CCAO Low Cost Capital), Series A, 0.120%, VRD	7,235,000	7,235,000
Cleveland-Cuyahoga County Port Authority Revenue (Carnegie/89th Garage Project), 0.150%, VRD	13,130,000	13,130,000
Columbus Sewer Revenue, Series B, 0.130%, VRD	3,060,000	3,060,000
Cuyahoga County Housing Revenue (Euclid Avenue Housing Corp.), Series A, 0.110%, VRD	11,000,000	11,000,000
Ohio (Common Schools), Series A, 0.130%, VRD	4,060,000	4,060,000
Series B, 0.110%, VRD	35,015,000	35,015,000
0.130%, VRD	3,455,000	3,455,000
Series D, 0.110%, VRD	32,700,000	32,700,000
Ohio Educational Facilities Communication Revenue Hospital (JP Morgan Chase PUTTERs, Series 3139), 0.140%, VRD[2,3]	6,225,000	6,225,000
Ohio Higher Educational Facilities Revenue (Oberlin College Project), 0.140%, VRD	14,900,000	14,900,000
Ohio State University General Receipts, 0.110%, VRD	4,100,000	4,100,000
Series B, 0.130%, VRD	4,100,000	4,100,000
		138,980,000

UBS RMA Tax-Free Fund Inc.

Statement of net assets—December 31, 2012 (unaudited)

Security description	Face amount	Value
Municipal bonds and notes—(continued)
Oregon—0.90%
Oregon Health & Science University Revenue, Series C, 0.120%, VRD	$4,795,000	$4,795,000
Oregon State Facilities Authority Revenue (Oregon Episcopal School Projects), Series A, 0.120%, VRD	8,395,000	8,395,000
Oregon State Tax Anticipation Notes, Series A, 2.000%, due 06/28/13	14,000,000	14,122,864
Salem Hospital Facility Authority Revenue (Salem Hospital Project), Series B, 0.130%, VRD	5,600,000	5,600,000
		32,912,864
Pennsylvania—3.00%
Allegheny County Higher Education Building Authority University Revenue Refunding (Carnegie Mellon University), 0.100%, VRD	2,000,000	2,000,000
Allegheny County Hospital Development Authority Revenue (University of Pittsburgh Medical Center), Series B-1, 0.120%, VRD	15,000,000	15,000,000
Series B-2, 0.140%, VRD	2,000,000	2,000,000
Allegheny County Industrial Development Authority Revenue (Watson Institute of Friendship), 0.120%, VRD	3,750,000	3,750,000
Delaware River Port Authority of Pennsylvania & New Jersey Revenue Refunding, Series B, 0.110%, VRD	2,580,000	2,580,000
Series C, 0.110%, VRD	3,500,000	3,500,000
Emmaus General Authority Revenue, Subseries H-19, 0.120%, VRD	5,000,000	5,000,000
Pennsylvania State University Refunding, Series B (Mandatory Put 06/01/13 @100), 0.220%, due 06/01/13	10,000,000	10,000,000
Philadelphia Authority for Industrial Development Lease Revenue Refunding, Series B-3, 0.110%, VRD	4,000,000	4,000,000

UBS RMA Tax-Free Fund Inc.

Statement of net assets—December 31, 2012 (unaudited)

Security description	Face amount	Value
Municipal bonds and notes—(continued)
Pennsylvania—(concluded)
Pittsburgh Water & Sewer Authority Water & Sewer Systems Revenue (1st Lien), Series B2, 0.140%, VRD	$36,645,000	$36,645,000
University of Pittsburgh of the Commonwealth Systems of Higher Education Notes, 2.000%, due 07/02/13	13,000,000	13,115,842
Washington County Authority Revenue Refunding (University of Pennsylvania), 0.130%, VRD	8,985,000	8,985,000
Washington County Hospital Authority Revenue (Monongahela Valley Hospital Project), Series B, 0.120%, VRD	3,395,000	3,395,000
		109,970,842
Puerto Rico—0.30%
Puerto Rico Commonwealth Highway & Transportation Authority Transportation Revenue, Series A, 0.110%, VRD	2,000,000	2,000,000
Puerto Rico Commonwealth Refunding (Public Improvement), (AGM Insured), 0.130%, VRD	9,000,000	9,000,000
		11,000,000
Rhode Island—0.13%
Rhode Island Health & Educational Building Corp. Higher Educational Facilities Revenue Refunding (New England Institute of Technology), 0.110%, VRD	4,655,000	4,655,000
South Carolina—0.74%
Piedmont Municipal Power Agency Electric Revenue Refunding, Series B, 0.110%, VRD	9,000,000	9,000,000
South Carolina Jobs-Economic Development Authority Hospital Revenue Refunding (Anmed Health), Series C, 0.120%, VRD	4,980,000	4,980,000
South Carolina Public Service Authority Revenue (JP Morgan PUTTERs, Series 2019) (AMBAC Insured), 0.160%, VRD[2,3]	13,055,000	13,055,000
		27,035,000

UBS RMA Tax-Free Fund Inc.

Statement of net assets—December 31, 2012 (unaudited)

Security description	Face amount	Value
Municipal bonds and notes—(continued)
South Dakota—0.35%
South Dakota Health & Educational Facilities Authority Revenue (Regional Health), 0.140%, VRD	$12,965,000	$12,965,000
Tennessee—1.02%
Blount County Public Building Authority (Local Government Public Improvement), Series E-9- A, 0.130%, VRD	4,000,000	4,000,000
Memphis Health Educational & Housing Facility Board Multi-Family Housing Revenue (Ashland Lakes II Apartments Project), Series A, 0.140%, VRD	11,500,000	11,500,000
Shelby County Public Improvement and School, Series B, 0.120%, VRD	21,780,000	21,780,000
		37,280,000
Texas—12.12%
Alamo Community College District (Citigroup ROCS, Series RR-II-R-883WF) (FGIC Insured), 0.120%, VRD[2,3]	7,595,000	7,595,000
Harris County Cultural Education Facilities Finance Corp. Revenue (Methodist Hospital), Subseries C-1, 0.120%, VRD	33,200,000	33,200,000
Subseries C-2, 0.120%, VRD	35,135,000	35,135,000
Harris County Health Facilities Development Corp. Revenue Refunding (Methodist Hospital Systems), Series A-1, 0.120%, VRD	28,400,000	28,400,000
Series A-2, 0.120%, VRD	23,645,000	23,645,000
Harris County Hospital District Revenue Refunding (Senior Lien), 0.130%, VRD	8,820,000	8,820,000
Harris County Tax Anticipation Notes, 1.000%, due 02/28/13	13,000,000	13,016,888
Houston Airport System Revenue Refunding (Sub Lien), 0.130%, VRD	5,000,000	5,000,000

UBS RMA Tax-Free Fund Inc.

Statement of net assets—December 31, 2012 (unaudited)

Security description	Face amount	Value
Municipal bonds and notes—(continued)
Texas—(continued)
Houston Higher Education Finance Corp. Higher Education Revenue (Rice University Project), Series A, 2.000%, due 06/28/13	$5,000,000	$5,043,797
0.110%, VRD	20,000,000	20,000,000
Series B, 0.100%, VRD	12,600,000	12,600,000
0.120%, VRD	500,000	500,000
Laredo (Morgan Stanley Floater Certificates), Series 2065 (NATL-RE Insured), 0.150%, VRD[2,3]	17,985,000	17,985,000
Lower Neches Valley Authority Industrial Development Corp. Revenue (ExxonMobil Project), 0.090%, VRD	27,457,000	27,457,000
North East Independent School District (Citigroup Eagle Class A Certificates 20070123) (PSF- GTD), 0.130%, VRD[2,3]	8,935,000	8,935,000
Tarrant County Cultural Education Facilities Finance Corp. Hospital Revenue (Baylor Healthcare System Project) Series C, 0.130%, VRD	2,600,000	2,600,000
Tarrant County Cultural Education Facilities Finance Corp. Hospital Revenue Refunding (Scott and White Memorial Hospital), Series B, 0.110%, VRD	8,300,000	8,300,000
Tarrant County Cultural Education Facilities Finance Corp. Revenue (Texas Health Resources), Series A, 0.110%, VRD	10,000,000	10,000,000
Series B, 0.130%, VRD	26,085,000	26,085,000
Texas State (Veteran Housing Assistance Fund II), 0.110%, VRD[1]	11,770,000	11,770,000
Texas Tax & Revenue Anticipation Notes, Series A, 2.500%, due 08/30/13	60,000,000	60,899,557
Texas Water Development Board Revenue Refunding (State Revolving Sub Lien), Series A, 0.130%, VRD	3,040,000	3,040,000

UBS RMA Tax-Free Fund Inc.

Statement of net assets—December 31, 2012 (unaudited)

Security description	Face amount	Value
Municipal bonds and notes—(continued)
Texas—(concluded)
University of Texas Permanent University (Funding System), Series A, 0.100%, VRD	$18,800,000	$18,800,000
University of Texas University Revenues (Financing Systems), 0.100%, VRD	44,350,000	44,350,000
Waco Educational Finance Corp. Revenue Refunding (Baylor University), Series A, 0.140%, VRD	10,900,000	10,900,000
		444,077,242
Utah—0.12%
Murray City Hospital Revenue (IHC Health Services, Inc.), Series C, 0.130%, VRD	2,240,000	2,240,000
Utah Transportation Authority Sales Tax Revenue, Subseries B, 0.120%, VRD	1,985,000	1,985,000
		4,225,000
Vermont—0.33%
Winooski Special Obligation Refunding, Series A, 0.090%, VRD	12,265,000	12,265,000
Virginia—1.65%
Albermarle County Economic Development Authority Hospital Revenue (Martha Jefferson Hospital), Series A, 0.140%, VRD	12,600,000	12,600,000
Series B, 0.140%, VRD	13,850,000	13,850,000
Fairfax County Economic Development Authority Revenue (Smithsonian Institution), Series A, 0.140%, VRD	15,000,000	15,000,000
Hanover County Economic Development Authority Revenue Refunding (Bon Secours Health), Series D-2, 0.150%, VRD	8,415,000	8,415,000
Loudoun County Industrial Development Authority Revenue (Howard Hughes Medical), Series D, 0.120%, VRD	10,500,000	10,500,000
		60,365,000

UBS RMA Tax-Free Fund Inc.

Statement of net assets—December 31, 2012 (unaudited)

Security description	Face amount	Value
Municipal bonds and notes—(concluded)
Washington—2.11%
Central Puget Sound Regional Transportation Authority Sales & Use Tax Revenue (JP Morgan PUTTERs, Series 2643Z), 0.140%, VRD[2,3]	$5,000,000	$5,000,000
King County Sewer Revenue (Junior Lien), Series A, 0.140%, VRD	32,900,000	32,900,000
Series B, 0.140%, VRD	21,950,000	21,950,000
Washington Higher Education Facilities Authority Revenue Refunding (St. Martins University Project), 0.120%, VRD	8,425,000	8,425,000
Washington Housing Finance Commission Nonprofit Revenue (YMCA Tacoma-Pierce County Project), 0.110%, VRD	9,140,000	9,140,000
		77,415,000
West Virginia—0.19%
West Virginia Economic Development Authority Pollution Control Revenue Refunding (Ohio Power Co.—Kammer), Series B, 0.130%, VRD	7,100,000	7,100,000
Wisconsin—0.47%
Wisconsin Health & Educational Facilities Authority Revenue (Wheaton Franciscan Services), Series B, 0.120%, VRD	9,260,000	9,260,000
Wisconsin Health & Educational Facilities Authority Revenue (Wheaton Franciscan System), 0.110%, VRD	7,970,000	7,970,000
		17,230,000
Wyoming—0.34%
Sweetwater County Pollution Control Revenue Refunding (PacifiCorp Project), Series A, 0.130%, VRD	12,600,000	12,600,000
Total municipal bonds and notes (cost—$3,094,527,896)		3,094,527,896

UBS RMA Tax-Free Fund Inc.

Statement of net assets—December 31, 2012 (unaudited)

Security description	Face amount	Value
Tax-exempt commercial paper—12.79%
California—0.22%
California State Health Facilities Financing (Stanford Hospital), Series B-2, Subseries 1, 0.180%, due 01/15/13	$8,000,000	$8,000,000
Connecticut—0.90%
Yale University, 0.150%, due 02/01/13	15,000,000	15,000,000
0.140%, due 02/12/13	17,775,000	17,775,000
		32,775,000
Georgia—0.65%
Emory University, 0.190%, due 02/07/13	14,020,000	14,020,000
0.150%, due 03/08/13	9,965,000	9,965,000
		23,985,000
Illinois—0.20%
Illinois Educational Facilities Authority Revenue, 0.170%, due 02/06/13	7,485,000	7,485,000
Kentucky—1.37%
Pendleton County Multi-County Lease Revenue (Associated Counties Leasing Program), 0.420%, due 03/01/19	50,000,000	50,000,000
Maryland—1.45%
Johns Hopkins University, 0.150%, due 02/01/13	16,004,000	16,004,000
0.190%, due 02/06/13	13,000,000	13,000,000
0.140%, due 02/19/13	6,376,000	6,376,000
0.190%, due 02/19/13	15,000,000	15,000,000
Montgomery County, 0.220%, due 02/13/13	2,700,000	2,700,000
		53,080,000
Michigan—0.27%
University of Michigan, 0.200%, due 02/01/13	10,000,000	10,000,000

UBS RMA Tax-Free Fund Inc.

Statement of net assets—December 31, 2012 (unaudited)

Security description	Face amount	Value
Tax-exempt commercial paper—(continued)
Minnesota—1.98%
Mayo Clinic, 0.170%, due 01/16/13	$30,000,000	$30,000,000
0.150%, due 02/12/13	14,900,000	14,900,000
University of Minnesota, 0.140%, due 01/04/13	27,500,000	27,500,000
		72,400,000
Missouri —0.52%
Curators University, 0.120%, due 02/01/13	15,000,000	15,000,000
0.180%, due 02/14/13	4,000,000	4,000,000
		19,000,000
New York—0.31%
Metropolitan Transportation Authority, 0.190%, due 02/04/13	11,500,000	11,500,000
Ohio—0.27%
Cleveland Clinic, 0.190%, due 02/07/13	10,000,000	10,000,000
Tennessee—0.72%
Vanderbilt University, 0.200%, due 02/05/13	12,000,000	12,000,000
0.190%, due 02/20/13	14,205,000	14,205,000
		26,205,000
Texas—3.11%
Methodist Hospital, 0.150%, due 02/05/13	1,050,000	1,050,000
0.180%, due 02/05/13	22,795,000	22,795,000
0.220%, due 08/05/13	8,000,000	8,000,000
University of Texas, 0.140%, due 01/08/13	11,000,000	11,000,000
0.130%, due 02/01/13	18,900,000	18,900,000
0.150%, due 02/01/13	10,000,000	10,000,000
0.150%, due 03/04/13	20,500,000	20,500,000
0.210%, due 03/07/13	21,650,000	21,650,000
		113,895,000

UBS RMA Tax-Free Fund Inc.

Statement of net assets – December 31, 2012 (unaudited)

Security description	Face amount	Value
Tax-exempt commercial paper—(concluded)
Virginia—0.60%
University of Virginia, 0.180%, due 02/06/13	$12,000,000	$12,000,000
0.150%, due 04/03/13	10,000,000	10,000,000
		22,000,000
Washington—0.22%
University of Washington, 0.160%, due 02/05/13	8,000,000	8,000,000
Total tax-exempt commercial paper (cost—$468,325,000)		468,325,000
Total investments (cost—$3,562,852,896 which approximates cost for federal income tax purposes)—97.27%		3,562,852,896
Other assets in excess of liabilities—2.73%		100,125,939
Net assets (applicable to 3,663,714,073 shares of common stock outstanding equivalent to $1.00 per share)—100.00%		$3,662,978,835

For a listing of defined portfolio acronyms used throughout the Statement of net assets, please refer to page 74.

Fair valuation summary

The following is a summary of the fair valuations according to the inputs used as of December 31, 2012 in valuing the Fund’s investments:

	Unadjusted quoted prices in active markets for identical investments (Level 1)	Other significant observable inputs (Level 2)	Unobservable inputs (Level 3)	Total
Municipal bonds and notes	$—	$3,094,527,896	$—	$3,094,527,896
Tax-exempt commercial paper	—	468,325,000	—	468,325,000
Total	$—	$3,562,852,896	$—	$3,562,852,896

At December 31, 2012, there were no transfers between Level 1 and Level 2.

UBS RMA Tax-Free Fund Inc.

Statement of net assets—December 31, 2012 (unaudited)

Portfolio footnotes

[1]	Security subject to Alternative Minimum Tax.
[2]

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities, which represent 2.79% of net assets as of December 31, 2012, are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers.

[3]

The Fund does not directly own the municipal security indicated; the Fund owns an interest in a special purpose entity that, in turn, owns the underlying municipal security. The special purpose entity permits the Fund to own interests in underlying assets, but in a manner structured to provide certain advantages not inherent in the underlying bonds (e.g., enhanced liquidity, yields linked to short-term rates).

See accompanying notes to financial statements

UBS RMA California Municipal Money Fund

Statement of net assets—December 31, 2012 (unaudited)

Security description	Face amount	Value
Municipal bonds and notes—89.70%
California Educational Facilities Authority Revenue (California Institute of Technology), Series B, 0.110%, VRD	$10,750,000	$10,750,000
California Educational Facilities Authority Revenue Refunding (Stanford University), Series L-5, 0.090%, VRD	6,900,000	6,900,000
Series L-6, 0.090%, VRD	11,700,000	11,700,000
California Educational Facilities Authority Revenue (University of Southern California), Series A (Barclays Capital Municipal Trust Receipts Series 11B), 0.130%, VRD[1,2]	5,200,000	5,200,000
California Educational Facilities Authority Revenue (Wells Fargo Stage Trust Floater Certificates), Series 42C, 0.160%, VRD[1,2]	10,070,000	10,070,000
California Health Facilities Financing Authority Revenue (Adventist Health Systems), Series A, 0.050%, VRD	28,790,000	28,790,000
Series B, 0.100%, VRD	11,200,000	11,200,000
California Health Facilities Financing Authority Revenue (Catholic Healthcare), Series C, 0.100%, VRD	6,000,000	6,000,000
California Health Facilities Financing Authority Revenue Refunding (Stanford Hospital), Series B-1, 0.100%, VRD	37,200,000	37,200,000
California Health Facilities Financing Authority Revenue (Scripps Health), Series B, 0.100%, VRD	19,225,000	19,225,000
Series C, 0.110%, VRD	16,000,000	16,000,000
California Health Facilities Financing Authority Revenue (St. Joseph Health Systems), Series B, 0.120%, VRD	1,700,000	1,700,000
Series C, 0.120%, VRD	16,865,000	16,865,000
California Housing Finance Agency Revenue (Home Mortgage), Series H, 0.130%, VRD[3]	9,700,000	9,700,000

UBS RMA California Municipal Money Fund

Statement of net assets—December 31, 2012 (unaudited)

Security description	Face amount	Value
Municipal bonds and notes—(continued)
California Infrastructure & Economic Development Bank Revenue (California Academy), Series E, 0.110%, VRD	$7,050,000	$7,050,000
California Infrastructure & Economic Development Bank Revenue (Jewish Community Center), Series A, 0.140%, VRD	21,635,000	21,635,000
California Infrastructure & Economic Development Bank Revenue (JSerra Catholic High School Project), Series A, 0.100%, VRD	2,600,000	2,600,000
Series B, 0.100%, VRD	7,165,000	7,165,000
California Municipal Finance Authority Revenue (Chevron USA—Recovery Zone Bonds), Series B, 0.050%, VRD	15,950,000	15,950,000
California State Economic Recovery, Series C-1, 0.090%, VRD	3,400,000	3,400,000
Series C-3, 0.090%, VRD	1,600,000	1,600,000
Series C-4, 0.110%, VRD	12,200,000	12,200,000
Series C-5, 0.100%, VRD	24,505,000	24,505,000
California State Revenue Anticipation Notes, Series A-2, 2.500%, due 06/20/13	8,000,000	8,076,856
California State Enterprise Development Authority Revenue (Robert Louis Stevenson School), 0.110%, VRD	7,650,000	7,650,000
California State, Series A, Subseries A1-1, 0.100%, VRD	4,200,000	4,200,000
Series A, Subseries A1-2, 0.100%, VRD	10,500,000	10,500,000
Series A4, 0.100%, VRD	8,000,000	8,000,000
Series B1, 0.090%, VRD	5,050,000	5,050,000
Series B2, 0.110%, VRD	15,200,000	15,200,000
Series B3, 0.090%, VRD	5,900,000	5,900,000

UBS RMA California Municipal Money Fund

Statement of net assets—December 31, 2012 (unaudited)

Security description	Face amount	Value
Municipal bonds and notes—(continued)
California Statewide Communities Development Authority Multi-Family Housing Revenue (Ridgeway Apartments), Series K (FHLMC Insured), 0.120%, VRD	$6,935,000	$6,935,000
California Statewide Communities Development Authority Revenue (Health Facilities Community Hospital of Monterey Peninsula), Series B, 0.110%, VRD	8,600,000	8,600,000
California Statewide Communities Development Authority Revenue (University of San Diego), 0.120%, VRD	9,945,000	9,945,000
California Statewide Communities Development Authority (Robert Louis Stevenson), 0.110%, VRD	6,000,000	6,000,000
California Statewide Communities Development Authority Multi Family Revenue Refunding (Foxwoods Apartments), Series J, 0.160%, VRD	4,150,000	4,150,000
California Statewide Communities Development Authority Revenue (John Muir Health), Series C, 0.110%, VRD	2,200,000	2,200,000
California Statewide Communities Development Authority Revenue (Painte Turtle), 0.100%, VRD	2,700,000	2,700,000
City of Los Angeles, Series A 2.000%, due 02/28/13	8,000,000	8,022,921
Bay Area Toll Authority Toll Bridge Revenue (Bay Area), Series A, 0.110%, VRD	21,120,000	21,120,000
Bay Area Toll Authority Toll Bridge Revenue (Citigroup Eagle Class A Certificates 20080056), 0.150%, VRD[1,2]	4,730,000	4,730,000
Bay Area Toll Authority Toll Bridge Revenue (San Francisco Bay Area), Series F (Bank of America Austin Certificates, Series 2008-1058), 0.190%, VRD[1,2]	6,750,000	6,750,000
Contra Costa County Multi-Family Housing Revenue Refunding (Delta Square Apartments Project), Series H (FNMA Insured), 0.120%, VRD	10,655,000	10,655,000

UBS RMA California Municipal Money Fund

Statement of net assets—December 31, 2012 (unaudited)

Security description	Face amount	Value
Municipal bonds and notes—(continued)
East Bay Municipal Utility District Water System Revenue Refunding, Subseries B-3, 0.120%, VRD	$1,380,000	$1,380,000
Elsinore Valley Municipal Water District Certificates of Participation Refunding, Series B, 0.120%, VRD	2,705,000	2,705,000
Irvine Improvement Bond Act 1915 (Assessment District 87-8), 0.100%, VRD	15,750,000	15,750,000
Irvine Improvement Bond Act 1915 (Assessment District 97-16), 0.100%, VRD	3,037,000	3,037,000
Irvine Improvement Bond Act 1915 (Reassessment District No. 85-7), Series A, 0.100%, VRD	16,035,000	16,035,000
Irvine Improvement Bond Act 1915 Limited Obligation (Assessment District 93-14), 0.100%, VRD	12,000,000	12,000,000
Irvine Ranch Water District 0.080%, VRD	24,900,000	24,900,000
Irvine Unified School District, Series A, 0.070%, VRD	17,940,000	17,940,000
Livermore Redevelopment Agency Multi-Family Revenue Refunding (Housing Livermore), Series A, (FNMA Insured), 0.110%, VRD	10,000,000	10,000,000
Los Angeles County, Series B, 2.000%, due 03/29/13	10,000,000	10,043,178
Los Angeles Wastewater Systems Revenue Refunding, Series A (Barclays Capital Municipal Trust Receipts Series 2W), 0.130%, VRD[1,2]	3,750,000	3,750,000
Manteca Redevelopment Agency Tax Allocation Refunding (Sub-Amended Merged Project), 0.110%, VRD	3,330,000	3,330,000
Martinez Multi-Family Housing Revenue Refunding (Muirwood Garden Apartments), Series A, (FNMA Insured), 0.150%, VRD	6,800,000	6,800,000
Metropolitan Water District of Southern California Waterworks Revenue Refunding, Series A-2, 0.120%, VRD	5,200,000	5,200,000

UBS RMA California Municipal Money Fund

Statement of net assets—December 31, 2012 (unaudited)

Security description	Face amount	Value
Municipal bonds and notes—(continued)
Metropolitan Water District Southern California Refunding (Special), Series A, 0.100%, VRD	$21,605,000	$21,605,000
Metropolitan Water District Southern California Waterworks Revenue (Citigroup Eagle Class A Certificates 20070071), 0.140%, VRD[1,2]	15,000,000	15,000,000
Modesto Water Revenue Certificates of Participation Refunding, Series A, 0.130%, VRD	9,875,000	9,875,000
Newport Beach Revenue Refunding (Hoag Memorial Hospital), Series E, 0.130%, VRD	12,310,000	12,310,000
Orange County Apartment Development Revenue Refunding (Villas La Paz), Series F, (FNMA Insured), 0.110%, VRD	14,230,000	14,230,000
Orange County Apartment Development Revenue Refunding (WLCO LF Issue G), Series 3 (FNMA Insured), 0.120%, VRD	6,300,000	6,300,000
Orange County Sanitation District Certificates of Participation (JP Morgan PUTTERs, Series 2529Z), (AGM Insured), 0.160%, VRD[1,2]	1,075,000	1,075,000
Orange County Water District Revenue Certificates of Participation, Series A, 0.130%, VRD	11,415,000	11,415,000
Orange County Sanitation District Revenue, 2.000%, due 10/30/13	16,000,000	16,236,437
Puerto Rico Commonwealth Highway & Transportation Authority Transportation Revenue, Series A, 0.110%, VRD	3,200,000	3,200,000
Roseville Joint Union High School District Tax and Revenue Anticipation Notes, 1.500%, due 09/24/13	10,000,000	10,078,339
Sacramento Municipal Utility District, Series L 0.100%, VRD	4,000,000	4,000,000
Series M 0.100%, VRD	2,200,000	2,200,000

UBS RMA California Municipal Money Fund

Statement of net assets—December 31, 2012 (unaudited)

Security description	Face amount	Value
Municipal bonds and notes—(continued)
San Bernardino County, Series A 2.000%, due 06/28/13	$6,000,000	$6,052,246
San Bernardino County Multi-Family Revenue Refunding (Housing Evergreen Apartments), Series A, (FNMA Insured), 0.190%, VRD	16,600,000	16,600,000
San Bernardino County Multi-Family Revenue Refunding (Housing Mortgage—Mountain View), Series A, (FNMA Insured), 0.190%, VRD	3,650,000	3,650,000
San Diego County Regional Transportation Commission Sales Tax Revenue (Limited Tax), Series A, 0.120%, VRD	25,945,000	25,945,000
Series B, 0.110%, VRD	7,500,000	7,500,000
Santa Clara County Financing Authority Revenue (El Camino Hospital), Series A, 0.120%, VRD	8,900,000	8,900,000
Santa Clara Unified School District 2.000%, due 06/28/13	10,000,000	10,087,077
Santa Clara Valley Transportation Authority Sales Tax Revenue Refunding, Series A, 0.100%, VRD	10,400,000	10,400,000
Series B, 0.100%, VRD	20,950,000	20,950,000
Series C, 0.110%, VRD	8,875,000	8,875,000
Sequoia Union High School District (JP Morgan PUTTERs, Series 2478Z) (AGM Insured), 0.160%, VRD[1,2]	1,500,000	1,500,000
Sequoia Union High School District (Morgan Stanley Floater Certificates), Series 2160 (AGM Insured), 0.160%, VRD[1,2]	4,110,000	4,110,000
South Placer Wastewater Authority Wastewater Revenue Refunding, Series A, 0.110%, VRD	10,200,000	10,200,000
State Center Community College District (JP Morgan PUTTERs, Series 1972) (AGM Insured), 0.140%, VRD[1,2]	3,680,000	3,680,000

UBS RMA California Municipal Money Fund

Statement of net assets—December 31, 2012 (unaudited)

Security description	Face amount	Value
Municipal bonds and notes—(concluded)
West Covina Public Financing Authority Lease Revenue, Series A, 0.110%, VRD	$3,145,000	$3,145,000
Whittier Health Facilities Revenue (Presbyterian Intercommunity), Series A, 0.130%, VRD	4,700,000	4,700,000
Total municipal bonds and notes (cost—$850,479,054)		850,479,054
Tax-exempt commercial paper—8.31%
California Health Facilities Financing Authority Revenue Refunding (Stanford Hospital), Series B-2, Subseries 1, 0.180%, due 01/15/13	8,000,000	8,000,000
Series B-2, Subseries 2, 0.170%, due 06/05/13	8,000,000	8,000,000
Los Angeles County Capital Asset Lease, 0.200%, due 01/14/13	12,000,000	12,000,000
Los Angeles Department of Water & Power County, 0.220%, due 02/13/13	15,000,000	15,000,000
Orange County Teeter Plan, 0.150%, due 01/10/13	8,750,000	8,750,000
Sacramento Municipal Utility District, 0.160%, due 02/05/13	10,000,000	10,000,000
Santa Clara County Teeter Plan, 0.130%, due 02/04/13	17,000,000	17,000,000
Total tax-exempt commercial paper (cost—$78,750,000)		78,750,000
Total investments (cost—$929,229,054 which approximates cost for federal income tax purposes)—98.01%		929,229,054
Other assets in excess of liabilities—1.99%		18,884,067
Net assets (applicable to 948,526,246 shares of beneficial interest outstanding equivalent to $1.00 per share)—100.00%		$948,113,121

For a listing of defined portfolio acronyms that are used throughout the Statement of net assets, please refer to page 74.

UBS RMA California Municipal Money Fund

Statement of net assets—December 31, 2012 (unaudited)

Fair valuation summary

The following is a summary of the fair valuations according to the inputs used as of December 31, 2012 in valuing the Fund’s investments.

	Unadjusted quoted prices in active markets for identical investments (Level 1)	Other significant observable inputs (Level 2)	Unobservable inputs (Level 3)	Total
Municipal bonds and notes	$—	$850,479,054	$—	$850,479,054
Tax-exempt commercial paper	—	78,750,000	—	78,750,000
Total	$—	$929,229,054	$—	$929,229,054

At December 31, 2012, there were no transfers between Level 1 and Level 2.

Portfolio footnotes

[1]

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities, which represent 5.89% of net assets as of December 31, 2012, are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers.

[2]

The Fund does not directly own the municipal security indicated; the Fund owns an interest in a special purpose entity that, in turn, owns the underlying municipal security. The special purpose entity permits the Fund to own interests in underlying assets, but in a manner structured to provide certain advantages not inherent in the underlying bonds (e.g., enhanced liquidity, yields linked to short-term rates).

[3]	Security subject to Alternative Minimum Tax.

See accompanying notes to financial statements

UBS RMA New York Municipal Money Fund

Statement of net assets—December 31, 2012 (unaudited)

Security description	Face amount	Value
Municipal bonds and notes—90.62%
New York State Dormitory Authority Revenue Non-State Supported Debt (Blythedale Childrens Hospital), 0.130%, VRD	$8,305,000	$8,305,000
New York State Dormitory Authority Revenue Non-State Supported Debt (Catholic Health System), 0.130%, VRD	2,350,000	2,350,000
New York State Dormitory Authority Revenue Non-State Supported Debt (Northern Westchester Association), 0.120%, VRD	2,785,000	2,785,000
New York State Dormitory Authority Revenue Non-State Supported Debt (Rockefeller University), Series A, 0.130%, VRD	10,000,000	10,000,000
Series A-2, 0.120%, VRD	4,100,000	4,100,000
New York State Dormitory Authority Revenue Non-State Supported Debt (Columbia University), Series A, 0.100%, VRD	5,600,000	5,600,000
New York State Dormitory Authority Revenue Non-State Supported Debt (Local Secured), Series A, 0.130%, VRD	9,605,000	9,605,000
New York State Dormitory Authority Revenue (Columbia University), Series B, 0.100%, VRD	4,600,000	4,600,000
New York State Dormitory Authority Revenue Non-State Supported Debt (Rockefeller University), Series A, 0.120%, VRD	4,445,000	4,445,000
New York State Dormitory Authority Revenue Non-State Supported Debt (Senior Community, Inc.), 0.120%, VRD	2,800,000	2,800,000
New York State Dormitory Authority Revenue (Rockefeller University), Series A, 0.110%, VRD	5,535,000	5,535,000
New York State Dormitory Authority Revenue State Supported Debt (City University), Series C, 0.120%, VRD	10,000,000	10,000,000
Series D, 0.120%, VRD	15,900,000	15,900,000

UBS RMA New York Municipal Money Fund

Statement of net assets—December 31, 2012 (unaudited)

Security description	Face amount	Value
Municipal bonds and notes—(continued)
New York State Dormitory Authority Revenue State Supported Debt (Cornell University), Series A, 0.110%, VRD	$6,475,000	$6,475,000
New York State Dormitory Authority Revenue State Supported Debt (New York Public Library), Series A, 0.110%, VRD	7,565,000	7,565,000
New York State Dormitory Authority Revenue State Supported Debt (University of Rochester), Series B, 0.120%, VRD	12,995,000	12,995,000
New York State Dormitory Authority Revenue (Wagner College), 0.120%, VRD	2,930,000	2,930,000
New York State Dormitory Authority State Personal Income Tax Revenue, Series C, 5.000%, due 03/15/13	6,000,000	6,058,076
New York State Dormitory Authority State Personal Income Tax Revenue General Purpose, Series E, 2.500%, due 02/15/13	3,000,000	3,008,450
5.000%, due 02/15/13	6,000,000	6,035,396
Series D, 2.500%, due 08/15/13	8,000,000	8,113,766
New York State Dormitory Authority State Personal Income Tax Revenue, Series F (JP Morgan PUTTERs, Series 3239), 0.140%, VRD[1,2]	3,600,000	3,600,000
New York State Environmental Facilities Corp. State Personal Income Tax Revenue (JP Morgan PUTTERs, Series 2666), 0.140%, VRD[1,2]	3,185,000	3,185,000
New York State Housing Finance Agency Revenue (Housing-Dock Street), Series A, 0.120%, VRD	10,000,000	10,000,000
New York State Housing Finance Agency Revenue (20 River Terrace Housing), Series A (FNMA Insured), 0.150%, VRD	14,000,000	14,000,000
New York State Housing Finance Agency Revenue (316 11th Avenue Housing), Series A (FNMA Insured), 0.150%, VRD	18,475,000	18,475,000

UBS RMA New York Municipal Money Fund

Statement of net assets—December 31, 2012 (unaudited)

Security description	Face amount	Value
Municipal bonds and notes—(continued)
New York State Housing Finance Agency Revenue (North End), Series A (FNMA Insured), 0.150%, VRD	$9,600,000	$9,600,000
New York State Housing Finance Agency Affordable Housing Revenue (Housing Bowery Place I), Series A, (FHLMC Insured), 0.110%, VRD	4,900,000	4,900,000
New York State Urban Development Corp. Revenue State Personal Income Tax, Series B, (Barclays Capital Municipal Trust Receipts, Series 6W), 0.130%, VRD[1,2]	6,835,000	6,835,000
Amherst Development Corp. Student Housing Facility Revenue (UBF Faculty-Student Housing Corp.), Series B, 0.120%, VRD	5,760,000	5,760,000
Bay Shore Union Free School District Tax Anticipation Notes, 1.500%, due 06/21/13	8,000,000	8,047,354
Brewster Central School District 1.500%, due 02/01/13	5,000,000	5,005,189
Buffalo Municipal Water Finance Authority Water Systems Revenue Refunding, 0.110%, VRD	5,290,000	5,290,000
Chappaqua Central School District Tax Anticipation Notes, 1.000%, due 06/28/13	8,000,000	8,028,732
Charlotte-Mecklenburg Hospital Authority Health Care Systems Revenue Refunding (Carolinas Healthcare), Series H, 0.070%, VRD	2,735,000	2,735,000
Dutchess County Industrial Development Agency Civic Facilities Revenue (Marist College), 0.140%, VRD	5,645,000	5,645,000
0.110%, VRD	1,855,000	1,855,000
Dutchess County Industrial Development Agency Civic Facilities Revenue (Trinity-Pawling School Corp.), 0.130%, VRD	1,800,000	1,800,000
Erie County Industrial Development Agency Civic Facilities Revenue (Our Lady of Victory Corp.), Series A, 0.130%, VRD	9,290,000	9,290,000

UBS RMA New York Municipal Money Fund

Statement of net assets—December 31, 2012 (unaudited)

Security description	Face amount	Value
Municipal bonds and notes—(continued)
Livingston County Industrial Development Agency Civic Facilities Revenue Refunding (Red Jacket/Nicholas), Series A, 0.130%, VRD	$1,643,000	$1,643,000
Locust Valley Central School District 1.500%, due 06/20/13	5,000,000	5,025,975
Long Island Power Authority, Series C, 0.120%, VRD	25,000,000	25,000,000
Lynbrook Union Free School District Tax Anticipation Notes, 1.250%, due 06/21/13	4,000,000	4,016,815
Metropolitan Transportation Authority New York Dedicated Tax Fund, Subseries B-1, 0.110%, VRD	2,400,000	2,400,000
Metropolitan Transportation Authority Revenue, Subseries E-3, 0.090%, VRD	7,900,000	7,900,000
Monroe County Industrial Development Agency Civic Facility Revenue (Rochester Presbyterian Project), 0.130%, VRD	6,930,000	6,930,000
Nassau Health Care Corp. Revenue, 0.120%, VRD	3,000,000	3,000,000
Nassau Health Care Corp. Revenue (Nassau County Guaranted), Subseries B-2, 0.110%, VRD	1,300,000	1,300,000
New York City Health & Hospital Corp. Revenue (Health Systems), Series C, 0.120%, VRD	3,000,000	3,000,000
New York City Housing Development Corp. Multi-Family Mortgage Revenue (201 Pearl Street Development), Series A (FNMA Insured), 0.150%, VRD	5,000,000	5,000,000
New York City Housing Development Corp. Multi-Family Mortgage Revenue (Marseilles Apartments), Series A, 0.140%, VRD	5,140,000	5,140,000
New York City Housing Development Corp. Multi-Family Mortgage Revenue (The Crest), Series A, 0.140%, VRD	31,255,000	31,255,000

UBS RMA New York Municipal Money Fund

Statement of net assets—December 31, 2012 (unaudited)

Security description	Face amount	Value
Municipal bonds and notes—(continued)
New York City Housing Development Corp. Multi-Family Rental Housing Revenue (2 Gold Street), Series A (FNMA Insured), 0.150%, VRD	$11,100,000	$11,100,000
New York City Housing Development Corp. Multi-Family Rental Housing Revenue (Royal Properties), Series A (FNMA Insured), 0.110%, VRD	1,500,000	1,500,000
New York City Industrial Development Agency Civic Facility Revenue (Abraham Joshua Heschel Project), 0.110%, VRD	5,695,000	5,695,000
New York City Industrial Development Agency Civic Facility Revenue (New York Psychotherapy), 0.150%, VRD	2,715,000	2,715,000
New York City Municipal Finance Authority Water & Sewer Systems Revenue (Second General Fiscal 2008), Series BB-5, 0.070%, VRD	24,200,000	24,200,000
New York City Municipal Water Finance Authority Water & Sewer Revenue (JP Morgan PUTTERs, Series 2559), 0.140%, VRD[1,2]	1,775,000	1,775,000
New York City Municipal Water Finance Authority Water & Sewer Systems Revenue (Second General), 0.070%, VRD	5,715,000	5,715,000
New York City Municipal Water Finance Authority Water & Sewer Systems Revenue (Second General Resolution), 0.100%, VRD	1,800,000	1,800,000
New York City Municipal Water Finance Authority Water & Sewer System Revenue, Series D (JP Morgan PUTTERs, Series 3240), 0.140%, VRD[1,2]	1,600,000	1,600,000
New York City Municipal Water Finance Authority Water & Sewer Systems Revenue, Series C, 0.120%, VRD	3,300,000	3,300,000
New York City Transitional Finance Authority (New York City Recovery), Series 3, Subseries 3-B, 0.070%, VRD	25,850,000	25,850,000

UBS RMA New York Municipal Money Fund

Statement of net assets—December 31, 2012 (unaudited)

Security description	Face amount	Value
Municipal bonds and notes—(continued)
New York City Transitional Finance Authority Revenue (Future Tax Secured), Series A-2, 0.130%, VRD	$2,500,000	$2,500,000
Subseries A-4, 0.090%, VRD	14,300,000	14,300,000
New York City Trust for Cultural Resources Revenue (Lincoln Center of Arts), Series B-1, 0.110%, VRD	7,400,000	7,400,000
New York City Trust for Cultural Resources Revenue (Metropolitan Museum of Art), Series A1, 0.120%, VRD	11,900,000	11,900,000
New York City Trust for Cultural Resources Revenue Refunding (American Museum of Natural History), Series A1, 0.140%, VRD	6,695,000	6,695,000
Series A2, 0.120%, VRD	21,815,000	21,815,000
New York City, Subseries G-4, 0.090%, VRD	9,900,000	9,900,000
Subseries H-2, 0.130%, VRD	150,000	150,000
Subseries L-4, 0.100%, VRD	5,000,000	5,000,000
Subseries L-6, 0.070%, VRD	31,945,000	31,945,000
Onondaga County Industrial Development Agency Civic Facilities Revenue (Syracuse Home Association Project), 0.130%, VRD	5,975,000	5,975,000
Oyster Bay-East Norwich Central School District Tax Anticipation Notes, 1.250%, due 06/21/13	5,000,000	5,022,202
Port Washington Union Free School District Tax Anticipation Notes, 1.000%, due 06/20/13	8,000,000	8,029,010
Puerto Rico Commonwealth Highway & Transportation Authority Transportation Revenue, Series A, 0.110%, VRD	9,800,000	9,800,000

UBS RMA New York Municipal Money Fund

Statement of net assets—December 31, 2012 (unaudited)

Security description	Face amount	Value
Municipal bonds and notes—(concluded)
Puerto Rico Commonwealth Refunding (Public Improvement), Series C-S-2, (AGM Insured), 0.130%, VRD	$6,000,000	$6,000,000
Syosset Central School District Tax Anticipation Notes, 2.500%, due 06/21/13	8,000,000	8,086,106
Syracuse Industrial Development Agency Civic Facility Revenue (Syracuse University Project), Series A-1, 0.100%, VRD	4,730,000	4,730,000
Series A-2, 0.100%, VRD	1,950,000	1,950,000
Tarrytowns Union Free School District Bond Anticipation Notes (School Building Improvements), 0.800%, due 08/09/13	8,000,000	8,025,942
Tompkins County Industrial Development Agency Revenue (Care Community Kendal Ithaca), Series B, 0.200%, VRD	3,445,000	3,445,000
Tompkins County Industrial Development Agency Revenue Civic Facilities (Cornell University), Series A, 0.100%, VRD	13,530,000	13,530,000
Town of North Hempstead, Series B, 1.000%, due 06/07/13	7,000,000	7,022,672
Triborough Bridge & Tunnel Authority Revenue, Series A-3, 0.100%, VRD	2,800,000	2,800,000
Series B-2C, 0.100%, VRD	17,350,000	17,350,000
Series B-3, 0.100%, VRD	15,800,000	15,800,000
Westchester County Industrial Development Agency Civic Facilities Revenue (Mercy College Project), Series B, 0.120%, VRD	6,545,000	6,545,000
Total municipal bonds and notes (cost—$685,833,685)		685,833,685
Tax-exempt commercial paper—9.27%
Metropolitan Transportation Authority, 0.190%, due 02/04/13	6,000,000	6,000,000
0.170%, due 02/05/13	12,000,000	12,000,000
0.150%, due 02/08/13	16,000,000	16,000,000

UBS RMA New York Municipal Money Fund

Statement of net assets—December 31, 2012 (unaudited)

Security description	Face amount	Value
Tax-exempt commercial paper—(concluded)
New York State Dormitory Authority (Columbia University), 0.180%, due 02/11/13	$9,695,000	$9,695,000
New York State Power Authority, 0.140%, due 01/15/13	11,487,000	11,487,000
0.160%, due 01/17/13	15,000,000	15,000,000
Total tax-exempt commercial paper (cost—$70,182,000)		70,182,000
Total investments (cost—$756,015,685 which approximates cost for federal income tax purposes)—99.89%		756,015,685
Other assets in excess of liabilities—0.11%		814,205
Net assets (applicable to 756,952,054 shares of beneficial interest outstanding equivalent to $1.00 per share)—100.00%		$756,829,890

For a listing of defined portfolio acronyms that are used throughout the Statement of net assets, please refer to page 74.

Fair valuation summary

The following is a summary of the fair valuations according to the inputs used as of December 31, 2012 in valuing the Fund’s investments.

	Unadjusted quoted prices in active markets for identical investments (Level 1)	Other significant observable inputs (Level 2)	Unobservable inputs (Level 3)	Total
Municipal bonds and notes	$—	$685,833,685	$—	$685,833,685
Tax-exempt commercial paper	—	70,182,000	—	70,182,000
Total	$—	$756,015,685	$—	$756,015,685

At December 31, 2012, there were no transfers between Level 1 and Level 2.

UBS RMA New York Municipal Money Fund

Statement of net assets—December 31, 2012 (unaudited)

Portfolio footnotes

[1]

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities, which represent 2.25% of net assets as of December 31, 2012, are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers.

[2]

The Fund does not directly own the municipal security indicated; the Fund owns an interest in a special purpose entity that, in turn, owns the underlying municipal security. The special purpose entity permits the Fund to own interests in underlying assets, but in a manner structured to provide certain advantages not inherent in the underlying bonds (e.g., enhanced liquidity, yields linked to short-term rates).

Portfolio acronyms

AGM	Assured Guaranty Municipal Corporation

AMBAC	American Municipal Bond Assurance Corporation

CCAO	County Commissioners Association of Ohio

FGIC	Financial Guaranty Insurance Company

FHLMC	Federal Home Loan Mortgage Corporation

FNMA	Federal National Mortgage Association

GTD	Guaranteed

NATL-RE	National Reinsurance

PSF	Permanent School Fund

PUTTERs	Puttable Tax-Exempt Receipts

ROCS	Reset Option Certificates

VRD	Variable rate demand notes are payable on demand. The interest rates shown are the current rates as of December 31, 2012 and reset periodically.

See accompanying notes to financial statements

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UBS RMA

Statement of operations

	For the six months ended December 31, 2012 (unaudited)

	Money Market Portfolio	U.S. Government Portfolio
Investment income:
Interest	$13,449,565	$2,338,802
Expenses:
Investment advisory and administration fees	19,304,891	4,887,770
Service fees	8,460,646	2,056,964
Transfer agency and related services fees	2,613,498	218,059
Custody and accounting fees	506,336	122,998
State registration fees	237,539	62,534
Insurance fees	204,227	58,209
Reports and notices to shareholders	139,719	13,308
Directors’/Trustees’ fees	74,082	26,317
Professional fees	66,811	63,535
Other expenses	56,306	24,286
	31,664,055	7,533,980
Fee waivers and/or expense reimbursements by investment advisor/administrator/distributor	(18,779,162)	(5,332,472)
Net expenses	12,884,893	2,201,508
Net investment income	564,672	137,294
Net realized gains	1,134	17,410
Net increase in net assets resulting from operations	$565,806	$154,704

See accompanying notes to financial statements

For the six months ended December 31, 2012 (unaudited)

Tax-Free Fund	California Municipal Money Fund	New York Municipal Money Fund

$2,953,556	$672,959	$588,391

6,674,934	1,853,034	1,575,352
2,638,909	670,584	550,656
607,799	103,906	89,547
157,950	40,151	32,972
52,854	16,957	14,728
53,344	11,934	9,396
34,024	7,352	6,192
26,723	11,791	10,886
68,095	61,610	61,406
37,546	17,661	16,786
10,352,178	2,794,980	2,367,921

(7,574,758)	(2,166,790)	(1,816,281)
2,777,420	628,190	551,640
176,136	44,769	36,751
36,461	85,634	7

$212,597	$130,403	$36,758

See accompanying notes to financial statements

UBS RMA

Statement of changes in net assets

	For the six months ended December 31, 2012 (unaudited)	For the year ended June 30, 2012
UBS RMA Money Market Portfolio
From operations:
Net investment income	$564,672	$1,572,493
Net realized gain	1,134	8,433
Net increase in net assets resulting from operations	565,806	1,580,926
Dividends and distributions to shareholders from:
Net investment income	(564,672)	(1,572,493)
Net realized gains	(9,900)	—
Total dividends and distributions to shareholders	(574,572)	(1,572,493)
Net decrease in net assets from capital share transactions	(319,508,042)	(2,346,584,904)
Net decrease in net assets	(319,516,808)	(2,346,576,471)
Net assets:
Beginning of period	13,032,089,315	15,378,665,786
End of period	$12,712,572,507	$13,032,089,315
Accumulated undistributed net investment income	$—	$—

UBS RMA U.S. Government Portfolio
From operations:
Net investment income	$137,294	$431,543
Net realized gain	17,410	38,695
Net increase in net assets resulting from operations	154,704	470,238
Dividends and distributions to shareholders from:
Net investment income	(137,294)	(431,543)
Net realized gains	(40,088)	(15,522)
Total dividends and distributions to shareholders	(177,382)	(447,065)
Net increase (decrease) in net assets from capital share transactions	(1,111,836,321)	138,218,947
Net increase (decrease) in net assets	(1,111,858,999)	138,242,120
Net assets:
Beginning of period	3,782,138,298	3,643,896,178
End of period	$2,670,279,299	$3,782,138,298
Accumulated undistributed net investment income	$—	$—

See accompanying notes to financial statements

UBS RMA

Statement of changes in net assets

	For the six months ended December 31, 2012 (unaudited)	For the year ended June 30, 2012
UBS RMA Tax-Free Fund Inc.
From operations:
Net investment income	$176,136	$425,185
Net realized gain	36,461	57,642
Net increase in net assets resulting from operations	212,597	482,827
Dividends and distributions to shareholders from:
Net investment income	(176,136)	(425,185)
Net realized gains	(94,102)	(10,478)
Total dividends and distributions to shareholders	(270,238)	(435,663)
Net decrease in net assets from capital share transactions	(256,274,164)	(188,950,150)
Net decrease in net assets	(256,331,805)	(188,902,986)
Net assets:
Beginning of period	3,919,310,640	4,108,213,626
End of period	$3,662,978,835	$3,919,310,640
Accumulated undistributed net investment income	$—	$—

UBS RMA California Municipal Money Fund
From operations:
Net investment income	$44,769	$93,403
Net realized gain	85,634	11,930
Net increase in net assets resulting from operations	130,403	105,333
Dividends and distributions to shareholders from:
Net investment income	(44,769)	(93,403)
Net realized gains	(97,557)	—
Total dividends and distributions to shareholders	(142,326)	(93,403)
Net increase in net assets from beneficial interest transactions	54,348,905	11,209,644
Net increase in net assets	54,336,982	11,221,574
Net assets:
Beginning of period	893,776,139	882,554,565
End of period	$948,113,121	$893,776,139
Accumulated undistributed net investment income	$—	$—

See accompanying notes to financial statements

UBS RMA

Statement of changes in net assets

	For the six months ended December 31, 2012 (unaudited)	For the year ended June 30, 2012
UBS RMA New York Municipal Money Fund
From operations:
Net investment income	$36,751	$74,178
Net realized gain	7	59,706
Net increase in net assets resulting from operations	36,758	133,884
Dividends and distributions to shareholders from:
Net investment income	(36,751)	(74,178)
Net realized gains	(57,118)	(4,584)
Total dividends and distributions to shareholders	(93,869)	(78,762)
Net increase (decrease) in net assets from beneficial interest transactions	54,045,206	(57,562,749)
Net increase (decrease) in net assets	53,988,095	(57,507,627)
Net assets:
Beginning of period	702,841,795	760,349,422
End of period	$756,829,890	$702,841,795
Accumulated undistributed net investment income	$—	$—

See accompanying notes to financial statements

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UBS RMA Money Market Portfolio

Financial highlights

Selected data for a share of common stock outstanding throughout each period is presented below:

Six months ended December 31, 2012 (unaudited)
Net asset value, beginning of period	$1.00
Net investment income	0.000[2]
Dividends from net investment income	(0.000)[2]
Distributions from net realized gains	(0.000)[2]
Total dividends and distributions	(0.000)[2]
Net asset value, end of period	$1.00
Total investment return[3]	0.01%
Ratios to average net assets:
Expenses before fee waivers and/or expense reimbursements by investment advisor/administrator/distributor	0.56%[4]
Expenses after fee waivers and/or expense reimbursements by investment advisor/administrator/distributor	0.23%[4]
Net investment income	0.01%[4]
Supplemental data:
Net assets, end of period (000’s)	$12,712,573

[1]

The investment advisory and administration functions for the Portfolio were transferred from UBS Financial Services Inc. to UBS Global Asset Management (Americas) Inc. (“UBS Global AM”) on March 1, 2011. As a result, the Portfolio no longer has a sub-advisor/sub-administrator but is managed directly by UBS Global AM.

[2]	Amount represents less than $0.0005 per share.
[3]

Total investment return is calculated assuming a $10,000 investment on the first day of each period reported, reinvestment of all dividends and other distributions, if any, at net asset value on the payable dates, and a sale at net asset value on the last day of each period reported. Total investment return for the period of less than one year has not been annualized. Returns do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions.

[4]	Annualized.
[5]

In addition to the waiver of advisory and administration fees by UBS Financial Services Inc., the Portfolio was reimbursed in the amount of $877,352 for overcharges related to prior fiscal periods for postage related expenses. The reimbursement represents less than 0.005%.

See accompanying notes to financial statements

Years ended June 30,
2012	2011[1]	2010	2009	2008
$1.00	$1.00	$1.00	$1.00	$1.00
0.000 [2]	0.000 [2]	0.000 [2]	0.010	0.036
(0.000)[2]	(0.000)[2]	(0.000)[2]	(0.010)	(0.036)
—	(0.000)[2]	(0.000)[2]	(0.000)[2]	—
(0.000)[2]	(0.000)[2]	(0.000)[2]	(0.010)	(0.036)
$1.00	$1.00	$1.00	$1.00	$1.00
0.01%	0.01%	0.02%	1.06%	3.74%

0.55%	0.64%	0.70%	0.71%	0.69%

0.17%	0.26%	0.26%	0.58%	0.56%[5]
0.01%	0.01%	0.01%	1.02%	3.58%

$13,032,089	$15,378,666	$14,391,541	$16,462,503	$16,791,306

See accompanying notes to financial statements

UBS RMA U.S. Government Portfolio

Financial highlights

Selected financial data for a share of common stock outstanding throughout each period is presented below:

Six months ended December 31, 2012 (unaudited)
Net asset value, beginning of period	$1.00
Net investment income	0.000[2]
Dividends from net investment income	(0.000)[2]
Distributions from net realized gains	(0.000)[2]
Total dividends and distributions	(0.000)[2]
Net asset value, end of period	$1.00
Total investment return[3]	0.01%
Ratios to average net assets:
Expenses before fee waivers and/or expense reimbursements by investment advisor/administrator/distributor	0.55%[4]
Expenses after fee waivers and/or expense reimbursements by investment advisor/administrator/distributor	0.16%[4]
Net investment income	0.01%[4]
Supplemental data:
Net assets, end of period (000’s)	$2,670,279

[1]

The investment advisory and administration functions for the Portfolio were transferred from UBS Financial Services Inc. to UBS Global Asset Management (Americas) Inc. (“UBS Global AM”) on March 1, 2011. As a result, the Portfolio no longer has a sub-advisor/sub-administrator but is managed directly by UBS Global AM.

[2]	Amount represents less than $0.0005 per share.
[3]

Total investment return is calculated assuming a $10,000 investment on the first day of each period reported, reinvestment of all dividends and other distributions, if any, at net asset value on the payable dates, and a sale at net asset value on the last day of each period reported. Total investment return for the period of less than one year has not been annualized. Returns do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions.

[4]	Annualized.
[5]

The Portfolio was reimbursed by UBS Financial Services Inc. in the amount of $29,175 for overcharges related to prior fiscal periods for postage related expenses. The ratio excluding the reimbursement is the same since the reimbursement represents less than 0.005%.

See accompanying notes to financial statements

Years ended June 30,
2012	2011[1]	2010	2009	2008
$1.00	$1.00	$1.00	$1.00	$1.00
0.000 [2]	0.000 [2]	0.000 [2]	0.005	0.029
(0.000)[2]	(0.000)[2]	(0.000)[2]	(0.005)	(0.029)
(0.000)[2]	(0.000)[2]	(0.000)[2]	(0.000)[2]	—
(0.000)[2]	(0.000)[2]	(0.000)[2]	(0.005)	(0.029)
$1.00	$1.00	$1.00	$1.00	$1.00
0.01%	0.01%	0.02%	0.52%	2.93%

0.53%	0.54%	0.55%	0.56%	0.58%
0.10%	0.19%	0.22%	0.53%	0.58%[5]
0.01%	0.01%	0.01%	0.37%	2.56%

$3,782,138	$3,643,896	$3,626,299	$4,662,384	$2,378,477

See accompanying notes to financial statements

UBS RMA Tax-Free Fund Inc.

Financial highlights

Selected data for a share of common stock outstanding throughout each period is presented below:

Six months ended December 31, 2012 (unaudited)
Net asset value, beginning of period	$1.00
Net investment income	0.000[2]
Dividends from net investment income	(0.000)[2]
Distributions from net realized gains	(0.000)[2]
Total dividends and distributions	(0.000)[2]
Net asset value, end of period	$1.00
Total investment return[3]	0.01%
Ratios to average net assets:
Expenses before fee waivers and/or expense reimbursements by investment advisor/administrator/distributor	0.59%[4]
Expenses after fee waivers and/or expense reimbursements by investment advisor/administrator/distributor	0.16%[4]
Net investment income	0.01%[4]
Supplemental data:
Net assets, end of period (000’s)	$3,662,979

[1]

The investment advisory and administration functions for the Fund were transferred from UBS Financial Services Inc. to UBS Global Asset Management (Americas) Inc. (“UBS Global AM”) on March 1, 2011. As a result, the Fund no longer has a sub-advisor/sub-administrator but is managed directly by UBS Global AM.

[2]	Amount represents less than $0.0005 per share.
[3]

Total investment return is calculated assuming a $10,000 investment on the first day of each period reported, reinvestment of all dividends and other distributions, if any, at net asset value on the payable dates, and a sale at net asset value on the last day of each period reported. Total investment return for the period of less than one year has not been annualized. Returns do not reflect the deduction of taxes that a shareholder could pay on Fund distributions.

[4]	Annualized.
[5]

The Fund was reimbursed by UBS Financial Services Inc. in the amount of $49,815 for overcharges related to prior fiscal periods for postage related expenses. The ratio excluding the reimbursement is the same since the reimbursement represents less than 0.005%.

See accompanying notes to financial statements

Years ended June 30,
2012	2011[1]	2010	2009	2008
$1.00	$1.00	$1.00	$1.00	$1.00
0.000 [2]	0.000 [2]	0.000 [2]	0.007	0.023
(0.000)[2]	(0.000)[2]	(0.000)[2]	(0.007)	(0.023)
(0.000)[2]	(0.000)[2]	(0.000)[2]	(0.000)[2]	—
(0.000)[2]	(0.000)[2]	(0.000)[2]	(0.007)	(0.023)
$1.00	$1.00	$1.00	$1.00	$1.00
0.01%	0.01%	0.01%	0.71%	2.35%

0.58%	0.58%	0.59%	0.60%	0.57%
0.14%	0.24%	0.27%	0.57%	0.57%[5]
0.01%	0.01%	0.01%	0.70%	2.21%

$3,919,311	$4,108,214	$4,433,260	$5,860,617	$7,442,948

See accompanying notes to financial statements

UBS RMA California Municipal Money Fund

Financial highlights

Selected data for a share of beneficial interest outstanding throughout each period is presented below:

Six months ended December 31, 2012 (unaudited)
Net asset value, beginning of period	$1.00
Net investment income	0.000[2]
Dividends from net investment income	(0.000)[2]
Distributions from net realized gains	(0.000)[2]
Total dividends and distributions	(0.000)[2]
Net asset value, end of period	$1.00
Total investment return[3]	0.02%
Ratios to average net assets:
Expenses before fee waivers and/or expense reimbursements by investment advisor/administrator/distributor	0.63%[4]
Expenses after fee waivers and/or expense reimbursements by investment advisor/administrator/distributor	0.14%[4]
Net investment income	0.01%[4]
Supplemental data:
Net assets, end of period (000’s)	$948,113

[1]

The investment advisory and administration functions for the Fund were transferred from UBS Financial Services Inc. to UBS Global Asset Management (Americas) Inc. (“UBS Global AM”) on March 1, 2011. As a result, the Fund no longer has a sub-advisor/sub-administrator but is managed directly by UBS Global AM.

[2]	Amount represents less than $0.0005 per share.
[3]

Total investment return is calculated assuming a $10,000 investment on the first day of each period reported, reinvestment of all dividends and other distributions, if any, at net asset value on the payable dates, and a sale at net asset value on the last day of each period reported. Total investment return for the period of less than one year has not been annualized. Returns do not reflect the deduction of taxes that a shareholder could pay on Fund distributions.

[4]	Annualized.
[5]

The Fund was reimbursed by UBS Financial Services Inc. in the amount of $11,143 for overcharges related to prior fiscal periods for postage related expenses. The ratio excluding the reimbursement is the same since the reimbursement represents less than 0.005%.

See accompanying notes to financial statements

Years ended June 30,
2012	2011[1]	2010	2009	2008
$1.00	$1.00	$1.00	$1.00	$1.00
0.000 [2]	0.000 [2]	0.000 [2]	0.006	0.022
(0.000)[2]	(0.000)[2]	(0.000)[2]	(0.006)	(0.022)
—	—	(0.000)[2]	(0.000)[2]	(0.000)[2]
(0.000)[2]	(0.000)[2]	(0.000)[2]	(0.006)	(0.022)
$1.00	$1.00	$1.00	$1.00	$1.00
0.01%	0.01%	0.02%	0.63%	2.24%

0.62%	0.63%	0.64%	0.62%	0.59%
0.12%	0.23%	0.23%	0.54%	0.59%[5]
0.01%	0.01%	0.01%	0.64%	2.10%

$893,776	$882,555	$1,002,907	$1,219,094	$1,762,809

See accompanying notes to financial statements

UBS RMA New York Municipal Money Fund

Financial highlights

Selected data for a share of beneficial interest outstanding throughout each period is presented below:

Six months ended December 31, 2012 (unaudited)
Net asset value, beginning of period	$1.00
Net investment income	0.000[2]
Dividends from net investment income	(0.000)[2]
Distributions from net realized gains	(0.000)[2]
Total dividends and distributions	(0.000)[2]
Net asset value, end of period	$1.00
Total investment return[3]	0.01%
Ratios to average net assets:
Expenses before fee waivers and/or expense reimbursements by investment advisor/administrator/distributor	0.65%[4]
Expenses after fee waivers and/or expense reimbursements by investment advisor/administrator/distributor	0.15%[4]
Net investment income	0.01%[4]
Supplemental data:
Net assets, end of period (000’s)	$756,830

[1]

The investment advisory and administration functions for the Fund were transferred from UBS Financial Services Inc. to UBS Global Asset Management (Americas) Inc. (“UBS Global AM”) on March 1, 2011. As a result, the Fund no longer has a sub-advisor/sub-administrator but is managed directly by UBS Global AM.

[2]	Amount represents less than $0.0005 per share.
[3]

Total investment return is calculated assuming a $10,000 investment on the first day of each period reported, reinvestment of all dividends and other distributions, if any, at net asset value on the payable dates, and a sale at net asset value on the last day of each period reported. Total investment return for the period of less than one year has not been annualized. Returns do not reflect the deduction of taxes that a shareholder could pay on Fund distributions.

[4]	Annualized.
[5]

The Fund was reimbursed by UBS Financial Services Inc. in the amount of $9,385 for overcharges related to prior fiscal periods for postage related expenses. The ratio excluding the reimbursement is the same since the reimbursement represents less than 0.005%.

See accompanying notes to financial statements

Years ended June 30,
2012	2011[1]	2010	2009	2008
$1.00	$1.00	$1.00	$1.00	$1.00
0.000 [2]	0.000 [2]	0.000 [2]	0.006	0.021
(0.000)[2]	(0.000)[2]	(0.000)[2]	(0.006)	(0.021)
(0.000)[2]	(0.000)[2]	—	(0.000)[2]	—
(0.000)[2]	(0.000)[2]	(0.000)[2]	(0.006)	(0.021)
$1.00	$1.00	$1.00	$1.00	$1.00
0.01%	0.01%	0.01%	0.65%	2.23%

0.65%	0.65%	0.65%	0.63%	0.61%

0.14%	0.24%	0.24%	0.55%	0.61%[5]
0.01%	0.01%	0.01%	0.66%	2.03%

$702,842	$760,349	$864,270	$1,090,124	$1,412,899

See accompanying notes to financial statements

UBS RMA

Notes to financial statements (unaudited)

Organization and significant accounting policies

UBS RMA Money Fund Inc. (the “Corporation”) and UBS RMA Tax-Free Fund Inc. (“RMA Tax-Free”) were organized under the laws of Maryland on July 2, 1982 and are registered with the US Securities and Exchange Commission (“SEC”) under the Investment Company Act of 1940, as amended (“1940 Act”), as open-end management investment companies. RMA Tax-Free is a diversified mutual fund and the Corporation is a series mutual fund and currently has three portfolios, each of which are diversified series: UBS RMA Money Market Portfolio (“Money Market Portfolio”), UBS RMA U.S. Government Portfolio (“U.S. Government Portfolio”) and UBS Retirement Money Fund. The financial statements of UBS Retirement Money Fund are not included herein.

UBS Managed Municipal Trust (“Managed Municipal Trust”) was organized under Massachusetts law by a Declaration of Trust dated November 21, 1986, and is registered with the SEC under the 1940 Act as an open-end management investment company. Managed Municipal Trust currently offers two non-diversified series: UBS RMA California Municipal Money Fund (“RMA California”) and UBS RMA New York Municipal Money Fund (“RMA New York”), and when referred together with Money Market Portfolio, U.S. Government Portfolio, and RMA Tax-Free (collectively, the “Funds”).

Each Trust or Corporation accounts separately for the assets, liabilities and operations of each series. Expenses directly attributable to each series are charged to that series’ operations; expenses which are applicable to all series are allocated among them on a pro rata basis.

In the normal course of business the Funds may enter into contracts that contain a variety of representations or that provide indemnification for certain liabilities. The Funds’ maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds that have not yet occurred. However, the Funds have not had prior claims or losses pursuant to these contracts and expect the risk of loss to be remote.

UBS RMA

Notes to financial statements (unaudited)

The Funds attempt to maintain a stable net asset value of $1.00 per share; the Funds have adopted certain investment, portfolio valuation and dividend/distribution policies in an attempt to enable them to do so. As with any money market fund, there is no assurance, however, that the Funds will be able to maintain a stable net asset value of $1.00 per share.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative US generally accepted accounting principles (“US GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the SEC under authority of federal laws are also sources of authoritative US GAAP for SEC registrants. The Funds’ financial statements are prepared in accordance with US GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates. The following is a summary of significant accounting policies:

Valuation of investments

Investments are valued at amortized cost. Periodic review and monitoring of the valuation of the securities held by the Fund is performed in an effort to ensure that amortized cost approximates market value.

US GAAP requires disclosure surrounding the various inputs that are used in determining the value of the Funds’ investments. These inputs are summarized into the three broad levels listed below:

Level 1—Unadjusted quoted prices in active markets for identical investments.

Level 2—Other significant observable inputs, including but not limited to, quoted prices for similar investments, interest rates, prepayment speeds and credit risks.

Level 3—Unobservable inputs inclusive of the Funds’ own assumptions in determining the fair value of investments.

In accordance with the requirements of US GAAP, a fair value hierarchy has been included near the end of each Fund’s Statement of net assets.

UBS RMA

Notes to financial statements (unaudited)

In December 2011, FASB issued Accounting Standards Update (“ASU”) No. 2011-11 “Disclosures about Offsetting Assets and Liabilities” (“ASU 2011-11”). These disclosure requirements are intended to help investors and other financial statement users to better assess the effect or potential effect of offsetting arrangements on a company’s financial position. They also improve transparency in the reporting of how companies mitigate credit risk, including disclosure of related collateral pledged or received. In addition, ASU 2011-11 facilitates comparison between those entities that prepare their financial statements on the basis of US GAAP and those entities that prepare their financial statements on the basis of International Financial Reporting Standards (“IFRS”). ASU 2011-11 requires entities to: disclose both gross and net information about both instruments and transactions eligible for offset in the financial statements; and disclose instruments and transactions subject to an agreement similar to a master netting agreement. ASU 2011-11 is effective for fiscal years beginning on or after January 1, 2013, and interim periods within those annual periods. At this time, management is evaluating the implications of ASU 2011-11 and its impact on the financial statements.

Repurchase agreements

Each Fund may purchase securities or other obligations from a bank or securities dealer (or its affiliate), subject to the seller’s agreement to repurchase them at an agreed upon date (or upon demand) and price. Each Fund maintains custody of the underlying obligations prior to their repurchase, either through its regular custodian or through a special “tri-party” custodian or sub-custodian that maintains a separate account for both the Funds and their counterparty. The underlying collateral is valued daily to ensure that the value, including accrued interest, is at least equal to the repurchase price. In the event of default of the obligation to repurchase, the Funds generally have the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation. Repurchase agreements involving obligations other than US government securities (such as commercial paper, corporate bonds, equities and mortgage loans) may be subject to special risks and may not have the benefit of certain protections in the event of counterparty insolvency. If the seller (or seller’s guarantor, if any) becomes insolvent, a Fund may suffer delays, costs and possible losses in connection with

UBS RMA

Notes to financial statements (unaudited)

the disposition or retention of the collateral. Under certain circumstances, in the event of default or bankruptcy by the other party to the agreement, realization and/or retention of the collateral may be subject to legal proceedings. Each Fund may participate in joint repurchase agreement transactions with other funds managed or advised by UBS Global Asset Management (Americas) Inc. (“UBS Global AM”). Money Market Portfolio and U.S. Government Portfolio may engage in repurchase agreements as part of normal investing strategies; the other Funds generally would only engage in repurchase agreement transactions as temporary or defensive investments.

Under certain circumstances, a Fund may engage in a repurchase agreement transaction with a yield of zero in order to invest cash amounts remaining in its portfolio at the end of the day in order to avoid having the Fund assessed a fee for uninvested cash held in a business account at a bank.

Investment transactions and investment income

Investment transactions are recorded on the trade date. Realized gains and losses from investment transactions are calculated using the identified cost method. Interest income is recorded on an accrual basis. Discounts are accreted and premiums are amortized as adjustments to interest income and the identified cost of investments.

Dividends and distributions

Dividends and distributions to shareholders are recorded on the ex-dividend date. The amount of dividends and distributions is determined in accordance with federal income tax regulations, which may differ from US GAAP. These “book/tax” differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the capital accounts based on their federal tax-basis treatment; temporary differences do not require reclassification.

Concentration of risk

The ability of the issuers of the debt securities held by the Funds to meet their obligations may be affected by economic and political devel-

UBS RMA

Notes to financial statements (unaudited)

opments, including those particular to a specific industry, country, state or region.

Additionally, RMA California and RMA New York follow an investment policy of investing primarily in municipal obligations of one state under normal market conditions. Economic changes affecting each state and certain of its public bodies and municipalities may affect the ability of issuers within each state to pay interest on, or repay principal of, municipal obligations held by each of these Funds.

Investment advisor and administrator and other transactions with affiliates

Each Fund’s Board has approved an investment advisory and administration contract (the “Advisory Contract”) with UBS Global AM, under which UBS Global AM serves as investment advisor and administrator of the Funds. In accordance with the Advisory Contract, each Fund pays UBS Global AM an investment advisory and administration fee, which is accrued daily and paid monthly, in accordance with the following schedules:

Average daily net assets	Annual rate
Money Market Portfolio:
Up to $1 billion	0.450%
In excess of $1 billion up to $1.5 billion	0.415
In excess of $1.5 billion up to $5 billion	0.335
In excess of $5 billion up to $10 billion	0.325
In excess of $10 billion up to $15 billion	0.315
In excess of $15 billion up to $20 billion	0.305
Over $20 billion	0.275	[1]

[1]

UBS Global AM has contractually agreed to cap the Money Market Portfolio’s aggregate management and shareholder services fees (paid pursuant to the Portfolio’s shareholder services plan) so that the total of these fees does not exceed 0.50% of the Portfolio’s average daily net assets. This cap results in an effective investment advisory and administration fee rate not to exceed 0.35% of the Portfolio’s average daily net assets. (UBS Global AM is waiving a portion of its advisory and administration fees to offset the shareholder services fees, and the contractual cap continues for as long as the Portfolio’s shareholder services plan remains in effect). For the six months ended December 31, 2012, Money Market Portfolio did not waive any fees under such agreement as it waived significant fees under other undertakings as discussed further below.

UBS RMA

Notes to financial statements (unaudited)

Average daily net assets	Annual rate
U.S. Government Portfolio:
Up to $300 million	0.450%
In excess of $300 million up to $750 million	0.415
In excess of $750 million up to $1.5 billion	0.335
In excess of $1.5 billion up to $5 billion	0.325
In excess of $5 billion up to $10 billion	0.315
In excess of $10 billion up to $15 billion	0.305
In excess of $15 billion up to $20 billion	0.275
Over $20 billion	0.265
RMA Tax-Free:
Up to $1 billion	0.450%
In excess of $1 billion up to $1.5 billion	0.415
In excess of $1.5 billion up to $5 billion	0.335
In excess of $5 billion up to $10 billion	0.325
In excess of $10 billion up to $15 billion	0.315
In excess of $15 billion up to $20 billion	0.305
Over $20 billion	0.275
RMA California and RMA New York:
Up to $300 million	0.450%
In excess of $300 million up to $750 million	0.415
In excess of $750 million up to $1.5 billion	0.335
In excess of $1.5 billion up to $5 billion	0.325
Over $5 billion	0.315

At December 31, 2012, the Funds owed UBS Global AM for investment advisory and administration fees, net of fee waivers and/or expense reimbursements as follows:

Money Market Portfolio	$1,770,508
U.S. Government Portfolio	291,571
RMA Tax-Free	237,021
RMA California	48,915
RMA New York	39,428

In addition to the above arrangements, UBS Global AM has undertaken to waive fees and/or reimburse expenses in the event that Fund yields drop below a certain level. This undertaking is voluntary and not contractual and may be terminated at any time. During the six months

UBS RMA

Notes to financial statements (unaudited)

ended December 31, 2012, UBS Global AM voluntarily waived investment advisory and administration fees as follows:

Money Market Portfolio	$10,318,516
U.S. Government Portfolio	3,275,508
RMA Tax-Free	4,935,849
RMA California	1,496,206
RMA New York	1,265,625

Such voluntarily waived amounts are not subject to future recoupment.

The Funds may invest in certain affiliated entities also advised or managed by UBS Global AM. Investments in affiliated entities, if any, for the six months ended December 31, 2012 have been included near the end of each Fund’s Statement of net assets.

Under normal conditions, the Funds invest cash collateral from securities lending activities into an affiliated private money market fund, UBS Private Money Market Fund LLC (“Private Money Market”), which operates in compliance with most of the substantive provisions of Rule 2a-7 of the 1940 Act. Private Money Market is managed by UBS Global AM and is offered as a cash management option only to mutual funds and certain other accounts managed by UBS Global AM. UBS Global AM acts as managing member and receives a management fee from Private Money Market payable monthly in arrears at the annual rate of 0.10% of Private Money Market’s average daily members’ equity, minus the aggregate operating expenses of, and incurred by, Private Money Market during each such related month, not including investment expenses (including brokerage commissions, taxes, interest charges and other costs with respect to transactions in securities) and extraordinary expenses including litigation expenses, if any. UBS Global AM may, in its sole discretion, waive all or any portion of the management fee to which it may be entitled from time to time in order to maintain operating expenses at a certain level. Distributions received from Private Money Market, if any, net of fee rebates paid to borrowers, are reflected as affiliated securities lending income in the Statement of operations.

UBS RMA

Notes to financial statements (unaudited)

Additional information regarding compensation to affiliate of a board member

Professor Meyer Feldberg serves as a senior advisor to Morgan Stanley, a financial services firm with which the Funds may conduct transactions, resulting in him being an interested board member of the Funds. The Funds have been informed that Professor Feldberg’s role at Morgan Stanley does not involve matters directly affecting any UBS funds. Portfolio transactions are executed through Morgan Stanley based on that firm’s ability to provide best execution of the transactions. During the six months ended December 31, 2012, the Funds purchased and sold certain securities (e.g., fixed income securities) in principal trades with Morgan Stanley having aggregate values as follows:

Money Market Portfolio	$898,945,516
U.S. Government Portfolio	99,174,885
RMA Tax-Free	608,474,450
RMA California	174,950,000
RMA New York	132,585,740

Morgan Stanley received compensation in connection with these trades, which may have been in the form of a “mark-up” or “mark-down” of the price of the securities, a fee from the issuer for maintaining a commercial paper program, or some other form of compensation. Although the precise amount of this compensation is not generally known by the Funds’ investment advisor, it is believed that under normal circumstances it represents a small portion of the total value of the transactions.

Shareholder service plans

UBS Global Asset Management (US) Inc. (“UBS Global AM (US)”) is the principal underwriter of each Fund’s shares and has appointed UBS Financial Services Inc. as a dealer for the sale of the Funds’ shares. Under the shareholder service plans, the Funds pay UBS Global AM (US) a monthly service fee, which is accrued daily and paid monthly at an annual rate of up to 0.15% of each Fund’s average daily net assets for providing certain shareholder services. Each Fund currently pays service fees to UBS Global AM (US) at the maximum annual rate of 0.15% of each Fund’s average daily net assets. UBS Global AM (US) has undertaken to waive fees in the event that Fund yields drop below a certain

UBS RMA

Notes to financial statements (unaudited)

level. This undertaking is voluntary and not contractual and may be terminated at any time. At December 31, 2012, given the impact of voluntary fee waivers, the Funds did not owe UBS Global AM (US) for such service fees. For the six months ended December 31, 2012, UBS Global AM (US) voluntarily waived service fees as follows:

Money Market Portfolio	$8,460,646
U.S. Government Portfolio	2,056,964
RMA Tax-Free	2,638,909
RMA California	670,584
RMA New York	550,656

Such voluntarily waived amounts are not subject to future recoupment.

Transfer agency and related services fees

UBS Financial Services Inc. provides certain services to the Funds pursuant to a delegation of authority from BNY Mellon Investment Servicing (US) Inc. (“BNY Mellon”), the Funds’ transfer agent, and was compensated for these services by BNY Mellon, not the Funds.

For the six months ended December 31, 2012, UBS Financial Services Inc. received from BNY Mellon, not the Funds, total delegated services fees as follows:

Money Market Portfolio	$1,345,287
U.S. Government Portfolio	111,148
RMA Tax-Free	358,749
RMA California	62,602
RMA New York	53,148

Securities lending

Each Portfolio may lend securities up to 33 1/3% of its total assets to qualified broker-dealers or institutional investors. The loans are secured at all times by cash, US government securities or irrevocable letters of credit in an amount at least equal to the market value of the securities loaned, plus accrued interest and dividends, determined on a daily basis and adjusted accordingly. Each Fund will regain ownership of loaned

UBS RMA

Notes to financial statements (unaudited)

securities to exercise certain beneficial rights; however, each Fund may bear the risk of delay in recovery of, or even loss of rights in, the securities loaned should the borrower fail financially. Each Fund receives compensation for lending its securities from interest or dividends earned on the cash, US government securities or irrevocable letters of credit held as collateral, net of fee rebates paid to the borrower plus reasonable administrative and custody fees. State Street Bank and Trust Company serves as the Funds’ lending agent. At December 31, 2012, the Funds’ did not have any securities on loan.

Bank line of credit

RMA Tax-Free, RMA California and RMA New York participate with certain other funds managed or advised by UBS Global AM in a $100 million committed credit facility with State Street Bank and Trust Company (“Committed Credit Facility”), to be utilized for temporary financing until the settlement of sales or purchases of portfolio securities, the repurchase or redemption of shares of each Fund at the request of shareholders and other temporary or emergency purposes. Under the Committed Credit Facility arrangement, each Fund has agreed to pay commitment fees, pro rata, based on the relative asset size of the funds in the Committed Credit Facility. Interest is charged to each Fund based upon prevailing rates in effect at the time of borrowings. For the six months ended December 31, 2012, the Funds did not borrow under the Committed Credit Facility.

Other liabilities and components of net assets

At December 31, 2012, the Funds had the following liabilities outstanding:

	Dividends payable	Other accrued expenses*
Money Market Portfolio	$26,848	$2,092,027
U.S. Government Portfolio	5,833	256,806
RMA Tax-Free	7,916	516,860
RMA California	2,090	134,487
RMA New York	1,673	120,889

*	Excludes investment advisory and administration and service fees.

UBS RMA

Notes to financial statements (unaudited)

At December 31, 2012, the components of net assets for each of the Funds were as follows:

	Accumulated paid in capital	Accumulated net realized gain/loss	Total net assets
Money Market Portfolio	$12,712,443,274	$129,233	$12,712,572,507
U.S. Government Portfolio	2,670,285,513	(6,214)	2,670,279,299
RMA Tax-Free	3,662,974,876	3,959	3,662,978,835
RMA California	948,088,161	24,960	948,113,121
RMA New York	756,798,463	31,427	756,829,890

Capital share transactions

There are 60 billion $0.001 par value shares of common stock authorized for Money Market Portfolio, 10 billion $0.001 par value shares of common stock authorized for U.S. Government Portfolio and 20 billion $0.001 par value shares of common stock authorized for RMA Tax-Free. Transactions in capital shares, at $1.00 per share, were as follows:

For the six months ended December 31, 2012:	Money Market Portfolio	U.S. Government Portfolio	RMA Tax-Free
Shares sold	48,989,984,125	9,042,712,677	8,720,812,695
Shares repurchased	(49,310,016,816)	(10,154,714,658)	(8,977,345,548)
Dividends reinvested	524,649	165,660	258,689
Net decrease in shares outstanding	(319,508,042)	(1,111,836,321)	(256,274,164)

For the year ended June 30, 2012:	Money Market Portfolio	U.S. Government Portfolio	RMA Tax-Free
Shares sold	131,800,998,941	30,984,989,684	23,570,297,443
Shares repurchased	(134,149,075,423)	(30,847,204,428)	(23,759,669,866)
Dividends reinvested	1,491,578	433,691	422,273
Net increase (decrease) in shares outstanding	(2,346,584,904)	138,218,947	(188,950,150)

UBS RMA

Notes to financial statements (unaudited)

Beneficial interest

There is an unlimited amount of $0.001 par value shares of beneficial interest authorized for RMA California and RMA New York. Transactions in shares of beneficial interest, at $1.00 per share were as follows:

For the six months ended December 31, 2012:	RMA California	RMA New York
Shares sold	2,876,924,805	1,924,922,343
Shares repurchased	(2,822,715,204)	(1,870,968,831)
Dividends reinvested	139,304	91,694
Net increase in shares outstanding	54,348,905	54,045,206

For the year ended June 30, 2012:	RMA California	RMA New York
Shares sold	4,721,406,705	3,723,693,871
Shares repurchased	(4,710,288,074)	(3,781,333,590)
Dividends reinvested	91,013	76,970
Net increase (decrease) in shares outstanding	11,209,644	(57,562,749)

Federal tax status

Each Fund intends to distribute substantially all of its income and to comply with the other requirements of the Internal Revenue Code applicable to regulated investment companies. Accordingly, no provision for federal income taxes is required. In addition, by distributing during each calendar year substantially all of their net investment income, net realized capital gains and certain other amounts, if any, the Funds intend not to be subject to a federal excise tax.

The tax character of all distributions paid to shareholders by the Money Market Portfolio and U.S. Government Portfolio during the six months ended December 31, 2012 and the fiscal year ended June 30, 2012 was ordinary income. The tax character of all distributions paid to shareholders by RMA Tax-Free, RMA California, and RMA New York will be determined at the Funds’ fiscal year ending June 30, 2013. The tax character of all distributions paid to shareholders by RMA Tax-Free,

UBS RMA

Notes to financial statements (unaudited)

RMA California, and RMA New York during the fiscal year ended June 30, 2012 was as follows:

For the year ended June 30, 2012	RMA Tax-Free	RMA California	RMA New York
Tax-exempt income	$424,036	$93,403	$74,178
Ordinary income	8,608	—	—
Long-term capital gains	3,019	—	4,584
Total distributions paid	$435,663	$93,403	$78,762

The components of accumulated earnings (deficit) on a tax basis for the current fiscal year will be determined after the Funds’ fiscal year ending June 30, 2013.

As of and during the period ended December 31, 2012, the Funds did not have any liabilities for any uncertain tax positions. The Funds recognize interest and penalties, if any, related to uncertain tax positions as income tax expense in the Statements of operations. During the six months ended December 31, 2012, the Funds did not incur any interest or penalties.

Each of the tax years in the four year period June 30, 2012, remains subject to examination by the Internal Revenue Service and State taxing authorities.

UBS RMA

General information (unaudited)

Monthly and quarterly portfolio holdings disclosure

The Funds will file their complete schedules of portfolio holdings with the Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year on Form N-Q. The Funds’ Forms N-Q are available on the SEC’s Web site at http://www.sec.gov. The Funds’ Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the SEC’s Public Reference Room may be obtained by calling 1-800-SEC 0330. Additionally, you may obtain copies of Forms N-Q from the Funds upon request by calling 1-800-647 1568.

In addition, each Fund discloses, on a monthly basis; (a) a complete schedule of its portfolio holdings; and (b) information regarding its weighted average maturity and weighted average life on UBS’s Web site at the following internet address: www.ubs.com/usmoneymarketfundsholdings. In addition, at this location, you will find a link to more detailed Fund information appearing in filings with the SEC on Form N-MFP. Investors also may find additional information about the Funds at the above referenced UBS Web site internet address.

Proxy voting policies, procedures and record

You may obtain a description of each Fund’s (1) proxy voting policies, (2) proxy voting procedures and (3) information regarding how a Fund voted any proxies related to portfolio securities during the most recent 12-month period ended June 30 for which an SEC filing has been made, without charge, upon request by contacting a Fund directly at 1-800-647 1568, online on UBS’s Web site: www.ubs.com/ubsglobalam-proxy, or on the EDGAR Database on the SEC’s Web site (http:/www.sec.gov).

Other tax information

Pursuant to Section 871(k)(2)(C) of the Internal Revenue Code, each Fund designates 100% of its “qualified short-term gains” (as defined in Section 871(k)(2)(D)) as short-term capital gain dividends for the calendar year 2012.

UBS RMA

Board approval of the investment advisory and administration contracts (unaudited)

Background—At a meeting of the boards of UBS RMA Money Fund Inc. (“RMA Money Fund”), UBS RMA Tax-Free Fund Inc. (“RMA Tax-Free Fund”) and UBS Managed Municipal Trust (“Managed Municipal Trust”) on July 17-18, 2012, the members of each board, including the board members who are not “interested persons” of RMA Money Fund, RMA Tax-Free Fund or Managed Municipal Trust (“Independent Board Members”), as defined in the Investment Company Act of 1940, as amended (the “1940 Act”), considered and approved the continuance of the investment advisory and administration contracts (each an “Investment Advisory and Administration Contract” and together the “Investment Advisory and Administration Contracts”) for the funds as follows: the board of RMA Money Fund approved the continuance of the Investment Advisory and Administration Contract between UBS Global Asset Management (Americas) Inc. (“UBS Global AM”) and RMA Money Fund with respect to UBS RMA Money Market Portfolio and UBS RMA U.S. Government Portfolio (each a “Portfolio” and together the “Portfolios”); the board of RMA Tax-Free Fund approved the continuance of the Investment Advisory and Administration Contract between UBS Global AM and RMA Tax-Free Fund; and the board of Managed Municipal Trust approved the continuance of the Investment Advisory and Administration Contract between UBS Global AM and Managed Municipal Trust with respect to UBS RMA California Municipal Money Fund and UBS RMA New York Municipal Money Fund (each a “Municipal Fund” and together with the Portfolios and RMA Tax-Free Fund, each a “Fund” and together the “Funds”). Although the board members of RMA Money Fund, RMA Tax-Free Fund and Managed Municipal Trust met together, each board made decisions independently with respect to the Fund(s) it oversees. In preparing for the meeting, the board members had requested and received extensive information from UBS Global AM to assist them. Each board received and considered a variety of information about UBS Global AM as well as the advisory, administrative and distribution arrangements for each Fund it oversees. The Independent Board Members initially discussed the materials provided by management prior to the scheduled board meeting. The Independent Board Members also met in executive session after management’s presentation was completed to review the disclosure that had been made to them at the meeting. At all of these sessions the

UBS RMA

Board approval of the investment advisory and administration contracts (unaudited)

Independent Board Members were joined by their independent legal counsel. The Independent Board Members also received a memorandum from their independent legal counsel discussing the duties of board members in considering approval of advisory, administration and distribution agreements.

In its consideration of the approval of the Investment Advisory and Administration Contracts, each board evaluated the following factors:

Nature, extent and quality of the services under the Investment Advisory and Administration Contracts—Each board received and considered information regarding the nature, extent and quality of advisory services provided to each Fund overseen by it by UBS Global AM under the applicable Investment Advisory and Administration Contract. Each board also considered the nature, extent and quality of administrative, distribution, and shareholder services performed by UBS Global AM and its affiliates for each Fund overseen by it and the resources devoted to, and the record of compliance with, each Fund’s compliance policies and procedures. Each board noted that it received information at regular meetings throughout the year regarding the services rendered by UBS Global AM concerning the management of each Fund’s affairs and UBS Global AM’s role in coordinating providers of other services to the Funds, including custody, accounting and transfer agency services. Each board’s evaluation of the services provided by UBS Global AM took into account the board’s knowledge and familiarity gained as board members of funds in the UBS New York fund complex, including the scope and quality of UBS Global AM’s investment advisory and other capabilities and the quality of its administrative and other services. Each board observed that the scope of services provided by UBS Global AM had expanded over time as a result of regulatory and other developments, including maintaining and monitoring its own and the Funds’ expanded compliance programs. Each board also noted the increased compliance and regulatory requirements for money market funds in light of the changes to Rule 2a-7 under the 1940 Act.

The boards had available to them the qualifications, backgrounds and responsibilities of the senior personnel at UBS Global AM responsible for

UBS RMA

Board approval of the investment advisory and administration contracts (unaudited)

each Fund and had previously received information regarding the person primarily responsible for the day-to-day portfolio management of each Fund and recognized that senior personnel at UBS Global AM report to the boards regularly and that at each regular meeting the boards receive a detailed report on each Fund’s performance. The boards also considered, based on its knowledge of UBS Global AM and its affiliates, the financial resources available to UBS Global AM and its parent organization, UBS AG. In that regard, the boards received extensive financial information regarding UBS Global AM and noted that it was a wholly owned, indirect subsidiary of one of the largest financial services firms in the world. It was also noted that UBS Global AM had approximately $151 billion in assets under management as of March 31, 2012 and was part of the UBS Global Asset Management Division, which had approximately $620 billion in assets under management worldwide as of March 31, 2012. The boards were also cognizant of, and considered, the regulatory and litigation actions and investigations occurring in the past few years involving UBS AG, UBS Global AM and certain of their affiliates.

Each board concluded that, overall, it was satisfied with the nature, extent and quality of services provided (and expected to be provided) to each Fund overseen by it under its Investment Advisory and Administration Contract.

Advisory fees and expense ratios—For each Fund, its board reviewed and considered the contractual advisory and administration fee (the “Contractual Management Fee”) payable by that Fund to UBS Global AM in light of the nature, extent and quality of the advisory and administrative services provided by UBS Global AM. Each board also reviewed and considered any fee waiver and/or expense reimbursement arrangement implemented and considered the actual fee rate for each Fund overseen by that board (after taking any waivers and/or reimbursements into account) (the “Actual Management Fee”). Additionally, each board received and considered information comparing the applicable Fund’s Contractual Management Fee, Actual Management Fee and overall expenses with those of funds in a group of funds selected and provided by Lipper, Inc. (“Lipper”), an independent provider of investment company data (the “Expense Group”).

UBS RMA

Board approval of the investment advisory and administration contracts (unaudited)

In connection with its consideration of each Fund’s management fee, each board also received information from UBS Global AM with respect to fees paid by institutional or separate accounts; however, in management’s view, such fee information was not very relevant to the Funds because, among other reasons, separately managed and institutional accounts with a “cash” mandate (a) were not subject to all of the constraints of Rule 2a-7 under the 1940 Act to which the Funds are subject and (b) do not involve the management responsibilities attendant to the operation of a 1940 Act regulated fund, and, therefore, were not totally comparable. The boards also received information on fees charged to other mutual funds managed by UBS Global AM.

UBS RMA Money Market Portfolio

The comparative Lipper information showed that the Portfolio’s Contractual Management Fee and Actual Management Fee were in the third quintile and its total expenses were in the first quintile in the Portfolio’s Expense Group for the comparison periods utilized in the Lipper report. (The first quintile represents that 20% of the funds in the Expense Group with the lowest fees or expenses, as applicable, and the fifth quintile represents that 20% of the funds in the Expense Group with the highest fees or expenses, as applicable.)

UBS RMA U.S. Government Portfolio

The comparative Lipper information showed that the Portfolio’s Contractual Management Fee was in the fourth quintile, its Actual Management Fee was in the fifth quintile and its total expenses were in the first quintile in the Portfolio’s Expense Group for the comparison periods utilized in the Lipper report. Management noted that the approach in which the waivers are applied to the Portfolio appears to differ from the approach utilized by most peers (i.e., most peers appear to waive management fees first, while UBS Global AM and its affiliates apply a slightly different methodology—with respect to a portion of the fees—of waiving 0.01% from management fees and 0.01% from service fees alternating between the two until the service fees are completely waived). Management further noted that, as a result, the actual management fees are 3 basis points (0.030%) above the peer group median and that, as the Portfolio’s total expenses are in the first quintile

UBS RMA

Board approval of the investment advisory and administration contracts (unaudited)

at 8.4 basis points (0.084%) below the peer group median, they believe that overall expenses are in line with peers.

UBS RMA Tax-Free Fund

The comparative Lipper information showed that the Fund’s Contractual Management Fee and Actual Management Fee were in the second quintile and its total expenses were in the first quintile in the Fund’s Expense Group for the comparison periods utilized in the Lipper report.

UBS RMA California Municipal Money Fund and UBS RMA New York Municipal Money Fund

The comparative Lipper information showed that California Municipal Money Fund’s Contractual Management Fee was in the second quintile and its Actual Management Fee and total expenses were in the first quintile in the Fund’s Expense Group for the comparison periods utilized in the Lipper report.

The comparative Lipper information showed that New York Municipal Money Fund’s Contractual Management Fee was in the third quintile and its Actual Management Fee and total expenses were in the first quintile in the Fund’s Expense Group for the comparison periods utilized in the Lipper report.

In light of the foregoing, each board determined that the management fee for each Fund overseen by it was reasonable in light of the nature, extent and quality of services provided to the applicable Fund under its Investment Advisory and Administration Contract.

Fund performance—The board of each Fund received and considered (a) annualized total return information of each Fund overseen by it compared to other funds (the “Performance Universe”) selected by Lipper over the one-, three-, five-, ten-year and since inception periods ended April 30, 2012 and (b) annualized performance information for each year in the ten-year period ended April 30, 2012. The boards were provided with a description of the methodology Lipper used to determine the similarity of each Fund with the funds included in its Performance Universe. Each board also noted that it had received

UBS RMA

Board approval of the investment advisory and administration contracts (unaudited)

information throughout the year at periodic intervals with respect to each Fund’s performance.

UBS RMA Money Market Portfolio

The comparative Lipper information showed that the Portfolio’s performance was in the second quintile for the one-, five- and ten-year periods, in the fourth quintile for the three-year period and in the third quintile since inception. (The first quintile represents that 20% of the funds in the Performance Universe with the best relative performance, and the fifth quintile represents that 20% of the funds in the Performance Universe with the worst relative performance.) Management noted that the Portfolio’s performance for the three-year period and since inception was close to the Performance Universe median. Based on its review, the board concluded that the Portfolio’s performance was acceptable.

UBS RMA U.S. Government Portfolio

The comparative Lipper information showed that the Portfolio’s performance was in the first quintile for the one-year period, in the second quintile for the three-year period, in the fourth quintile for the five-year period and in the third quintile for the ten-year period and since inception. Management noted the Portfolio’s improved performance over the past few years. Based on its review, the board concluded that the Portfolio’s performance was acceptable.

UBS RMA Tax-Free Fund

The comparative Lipper information showed that the Fund’s performance was in the second quintile for the one-year period, in the fourth quintile for the three-, five- and ten-year periods and in the fifth quintile since inception. Management explained that the Fund, when compared to its peers, is managed more conservatively, resulting in a lower yield over time in comparison with its peers. Management also noted the Portfolio’s improved performance for the one-year period. Based on its review and management’s explanation, the board concluded that the Fund’s performance was acceptable.

UBS RMA

Board approval of the investment advisory and administration contracts (unaudited)

UBS RMA California Municipal Money Fund and UBS RMA New York Municipal Money Fund

The comparative Lipper information showed that California Municipal Money Fund’s performance was in the second quintile for the one-year period and in the fourth quintile for the three-, five- and ten-year periods and since inception.

The comparative Lipper information showed that New York Municipal Money Fund’s performance was in the second quintile for the one-year period, in the fourth quintile for the three-year period and in the fifth quintile for the five- and ten-year periods and since inception.

Management explained that, in comparison with its Performance Universe, each Municipal Fund’s portfolio was generally of higher overall credit quality and contained limited exposure to investments subject to the alternative minimum tax, which has resulted in lower yields over time when compared to their respective Lipper peer groups. In addition, management noted that it maintained larger allocations to overnight liquidity debt compared to its Performance Universe. Management also noted each Municipal Fund’s improved performance for the one-year period. Based on its review and management’s explanation, the board concluded that each Municipal Fund’s investment performance was acceptable.

Advisor profitability—Each board received and considered a profitability analysis of UBS Global AM and its affiliates in providing services to each Fund. Each board also received profitability information with respect to the UBS New York fund complex as a whole. UBS Global AM’s profitability was considered not excessive in light of the nature, extent and quality of the services provided to each Fund.

Economies of scale—Each board received and considered information from management regarding whether there have been economies of scale with respect to the management of each Fund, whether each Fund has appropriately benefited from any economies of scale, and whether there is potential for realization of any further economies of scale. Each board considered whether economies of scale in the provision of services to each Fund were being passed along to the shareholders.

UBS RMA

Board approval of the investment advisory and administration contracts (unaudited)

Each board noted that each Fund’s Contractual Management Fee contained breakpoints. The relevant boards considered that each Fund’s asset level exceeded the breakpoints and, as a result, each of these Funds and its shareholders realized certain economies of scale because the total expense ratio of each such Fund was lower than if no breakpoints had been in place. Accordingly, each board determined that economies of scale were passed on to shareholders in the form of breakpoints to the management fee for each of these Funds. Each board also noted that to the extent each Fund’s assets have increased over time, it has realized other economies of scale as certain expenses, such as fees for board members, auditors and legal fees, become a smaller percentage of overall assets.

Generally, in light of UBS Global AM’s profitability data, the Contractual Management Fee and the Actual Management Fee, and the breakpoints currently in place, each board believed that UBS Global AM’s sharing of current economies of scale with each Fund it oversees was acceptable.

Other benefits to UBS Global AM—The boards considered other benefits received by UBS Global AM and its affiliates as a result of its relationship with the Funds, including the opportunity to offer additional products and services to Fund shareholders. In light of the costs of providing investment advisory, administrative and other services to the Funds and UBS Global AM’s ongoing commitment to the Funds, the profits and other ancillary benefits that UBS Global AM and its affiliates received were considered reasonable.

In light of all of the foregoing, each board approved the Investment Advisory and Administration Contract for each Fund overseen by it. In making their decisions, the boards identified no single factor as being determinative in approving the Investment Advisory and Administration Contracts. The Independent Board Members were advised by separate independent legal counsel throughout the process. The boards discussed the proposed continuance of the Investment Advisory and Administration Contracts in private sessions with their independent legal counsel at which no representatives of UBS Global AM were present.

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Board Members

Richard Q. Armstrong Chairman Alan S. Bernikow Richard R. Burt	Meyer Feldberg Bernard H. Garil Heather R. Higgins Barry M. Mandinach

Principal Officers

Mark E. Carver President Mark F. Kemper Vice President and Secretary Thomas Disbrow Vice President and Treasurer	Robert Sabatino Vice President (Taxable Funds) Elbridge T. Gerry III Vice President (Tax-Free Funds) Ryan Nugent Vice President (Tax-Free Funds) Erin O. Houston Vice President (Tax-Free Funds)

Investment Advisor and Administrator

UBS Global Asset Management (Americas) Inc.

1285 Avenue of the Americas

New York, New York 10019-6028

Principal Underwriter

UBS Global Asset Management (US) Inc.

1285 Avenue of the Americas

New York, New York 10019-6028

The financial information included herein is taken from the records of the Funds without examination by independent registered public accountants who do not express an opinion thereon.

This report is not to be used in connection with the offering of shares of the Funds unless accompanied or preceded by an effective prospectus.

© UBS 2013. All rights reserved.

UBS Global Asset Management (Americas) Inc.

1285 Avenue of the Americas

New York, New York 10019-6028

S301

Money Market Funds

UBS Retirement Money Fund

Semiannual Report

December 31, 2012

UBS Retirement Money Fund

February 15, 2013

Dear shareholder,

We present you with the semiannual report for UBS Retirement Money Fund (the “Fund”) for the six months ended December 31, 2012.

Performance

As of December 31, 2012, the Fund’s seven-day yield was 0.01%, unchanged from 0.01% on June 30, 2012 (after fee waivers and/or expense reimbursements). (For more on the Fund’s performance, refer to “Performance and portfolio characteristics at a glance” on page 7).

The Fund’s yield remained low during the reporting period, reflecting the Federal Reserve Board’s (the “Fed”) decision to maintain the federal funds rate (the federal funds rate, or “fed funds” rate, is the rate banks charge one another for funds they borrow on an overnight basis) at a historically low range, which continued to depress yields on a wide range of short-term investments. (For more details on the Fed’s decision, see below.) As a result, the yields of the securities in which the Fund invests remained extremely low and, in turn, kept the Fund’s yield low.

An interview with Portfolio Manager Robert Sabatino

Q.	How would you describe the economic environment during the reporting period?
A.	While the overall US economy continued to grow, it did so at an uneven pace during the reporting period. Looking back, the Commerce Department reported 2.0% gross domestic product (“GDP”) growth in the US for the first quarter of 2012, followed by growth of 1.3% in the second quarter, partially due to weaker consumer spending. After expanding 3.1% in the third quarter, GDP contracted 0.1% in the fourth quarter, representing the first negative reading since the second quarter of 2009.

UBS Retirement Money Fund

Investment goal:

Current income consistent with liquidity and conservation of capital.

Portfolio Manager

Robert Sabatino

UBS Global Asset Management (Americas) Inc.

Commencement:

July 2, 1988

1

UBS Retirement Money Fund

Q.	How did the Federal Reserve Board (the “Fed”) react to the economic environment?
A.	The Fed took a number of actions during the reporting period, as it looked to meet its dual mandate of price stability and maximum employment. Throughout the year, the Fed kept the federal funds rate at an extremely low level of between 0% and 0.25% and, on several occasions, extended the period it expected to keep the fed funds rate on hold. In January 2012, the Fed announced its plan to purchase $400 billion of longer-term Treasury securities and sell an equal amount of shorter-term Treasury securities by June 2012 (dubbed “Operation Twist”); this deadline was later extended to the end of 2012. In September, the Fed launched a third round of quantitative easing (“QE3”), which involved purchasing $40 billion of agency mortgage-backed securities (“MBS”) on an open-ended basis each month. At its final meeting of the year, in December, the Fed said it would continue buying $40 billion a month of agency MBS and purchasing $45 billion a month of longer-term Treasuries. The Fed also said that it would keep the federal funds rate on hold “…as long as the unemployment rate remains above 6.5%,” provided inflation remains well-contained.

Q.	How did you position the Fund during the reporting period?
A.	We tactically adjusted the Fund’s weighted average maturity (WAM) throughout the six-month review period.

When the reporting period began, the Fund had a WAM of 34 days. Mid-period, concerns regarding the ongoing challenges in Europe were overshadowed by the Fed’s announcement regarding QE3. In anticipation of further downward pressure on short-term interest rates, we significantly increased the Fund’s WAM in September, and ended the reporting period with it at 47 days.

2

UBS Retirement Money Fund

Q.	What level of portfolio diversification did you maintain during the reporting period?
A.	At the issuer level, we maintained a high level of diversification, investing in smaller positions with the goal of reducing risk and keeping the Fund highly liquid. To that end, we typically purchased up to 3% in single nongovernment issuers throughout the reporting period. (The Fund is generally able to hold up to 5% in any one issuer, subject to certain exceptions.)

Q.	What types of securities did you emphasize over the period?
A.	Several adjustments were made to the Fund’s sector positioning during the six-month period. We increased the Fund’s exposures to repurchase agreements, US government and agency obligations and certificates of deposit. In contrast, we reduced our allocations to commercial paper and short-term corporate obligations. (Repurchase agreements are transactions in which the seller of a security agrees to buy it back at a predetermined time and price or upon demand.)

Q.	What factors do you believe will affect the Fund over the coming months?
A.	Although overall growth in the US economy was mixed during the reporting period, we believe it has enough momentum to continue expanding during the upcoming months. However, it’s likely that growth will be far from robust. We also believe the Fed will maintain its accommodative monetary policy and that the European sovereign debt crisis will continue to trigger periods of market volatility. Finally, continuing regulatory uncertainty has cast a shadow over money market funds for some time now, and will likely continue to do so. Against this backdrop, we anticipate continuing to manage the Fund with a focus on risk with the goal of keeping it highly liquid.

3

UBS Retirement Money Fund

We thank you for your continued support and welcome any comments or questions you may have. For additional information on the UBS family of funds,* please contact your Financial Advisor, or visit us at www.ubs.com/ globalam-us.

Sincerely,

Mark E. Carver	Robert Sabatino
President	Portfolio Manager
UBS Retirement Money Fund	UBS Retirement Money Fund
Managing Director	Managing Director
UBS Global Asset Management (Americas) Inc.	UBS Global Asset Management (Americas) Inc.

This letter is intended to assist shareholders in understanding how the Fund performed during the six months ended December 31, 2012. The views and opinions in the letter were current as of February 15, 2013. They are not guarantees of future performance or investment results and should not be taken as investment advice. Investment decisions reflect a variety of factors, and we reserve the right to change our views about individual securities, sectors and markets at any time. As a result, the views expressed should not be relied upon as a forecast of the Fund’s future investment intent. We encourage you to consult your financial advisor regarding your personal investment program.

*	Mutual funds are sold by prospectus only. You should read it carefully and consider a fund’s investment objectives, risks, charges, expenses and other important information contained in the prospectus before investing. Prospectuses for most of our funds can be obtained from your financial advisor, by calling UBS Funds at 800-647 1568, or by visiting our Web site at www.ubs.com/globalam-us.

4

UBS Retirement Money Fund

Understanding your Fund’s expenses (unaudited)

As a shareholder of the Fund, you incur ongoing costs, including management fees, service fees (12b-1 fees) and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example below is based on an investment of $1,000 invested at the beginning of the period and held for the entire period, July 1, 2012 to December 31, 2012.

Actual expenses

The first line in the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over a period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading “Expenses paid during period” to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes

The second line in the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate your actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

5

UBS Retirement Money Fund

Understanding your Fund’s expenses (unaudited) (concluded)

Please note that the expenses shown in the table are meant to highlight your ongoing costs. Therefore, the second line in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds, if those other funds impose transactional costs—for example, exchange fees. In addition, if those transactional costs were included, your costs for those other funds would have been higher.

	Beginning account value July 1, 2012	Ending account value[1] December 31, 2012	Expenses paid during period[2] 07/01/12 to 12/31/12	Expense ratio during the period
Actual	$1,000.00	$1,000.10	$1.06	0.21%
Hypothetical (5% annual return before expenses)	1,000.00	1,024.15	1.07	0.21

[1]	“Actual—Ending account value” may or may not be reflective of a shareholder’s actual investment experience during periods of very low interest rates. While the Fund declares dividends daily and pays them monthly, the amounts are rounded to the nearest $0.01 on a daily basis with respect to each investor’s account. As a result, investors whose fund account balances earn daily dividends that total less than one half a cent on any given day will not accrue any dividends on that day.
[2]	Expenses are equal to the Fund’s annualized net expense ratio multiplied by the average account value over the period, multiplied by 184 divided by 365 (to reflect the one-half year period).

6

UBS Retirement Money Fund

Performance and portfolio characteristics at a glance (unaudited)

Yields and characteristics	12/31/12	06/30/12	12/31/11
Seven-day current yield after fee waivers and/or expense reimbursements[1]	0.01%	0.01%	0.01%
Seven-day effective yield after fee waivers and/or expense reimbursements[1]	0.01	0.01	0.01
Seven-day current yield before fee waivers and/or expense reimbursements[1]	(0.42)	(0.44)	(0.46)
Seven-day effective yield before fee waivers and/or expense reimbursements[1]	(0.42)	(0.44)	(0.46)
Weighted average maturity[2]	47 days	34 days	33 days
Net assets (bn)	$1.3	$1.3	$1.4

Portfolio composition[3]	12/31/12	06/30/12	12/31/11
Commercial paper	52.5%	57.9%	52.6%
US government and agency obligations	17.0	14.9	21.3
Certificates of deposit	15.2	14.7	14.5
Repurchase agreements	14.9	9.3	7.7
Short-term corporate obligations	0.4	1.7	1.7
Bank note	—	—	1.1
Other assets less liabilities	(0.0)[4]	1.5	1.1
Total	100.0%	100.0%	100.0%

[1]

Yields will fluctuate and reflect fee waivers and/or expense reimbursements, if any, unless otherwise noted. Performance data quoted represents past performance. Past performance does not guarantee future results. Current performance may be higher or lower than the performance data quoted.

[2]	The Fund's portfolio is actively managed and its weighted average maturity will differ over time.
[3]	Weightings represent percentages of the Fund's net assets as of the dates indicated. The Fund's portfolio is actively managed and its composition will vary over time.
[4]	Represents less than 0.05% of net assets as of the date indicated.

An investment in UBS Retirement Money Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.

Not FDIC Insured. May lose value. No bank guarantee.

7

UBS Retirement Money Fund

Statement of net assets—December 31, 2012 (unaudited)

Security description	Face amount	Value
US government and agency obligations—17.04%
Federal Home Loan Bank
0.360%, due 01/02/13[1]	$4,000,000	$4,000,000
0.120%, due 01/23/13[2]	15,000,000	14,998,900
0.120%, due 03/07/13[2]	15,000,000	14,996,750
Federal Home Loan Mortgage Corp.*
0.163%, due 01/06/13[1]	15,000,000	14,997,918
0.173%, due 01/07/13[2]	20,000,000	19,999,423
Federal National Mortgage Association*
0.175%, due 01/09/13[2]	15,000,000	14,999,417
US Treasury Notes
1.375%, due 02/15/13	20,000,000	20,029,336
1.750%, due 04/15/13	18,275,000	18,357,399
0.625%, due 04/30/13	5,000,000	5,006,754
1.375%, due 05/15/13	15,000,000	15,067,319
0.375%, due 06/30/13	12,000,000	12,011,612
3.125%, due 08/31/13	15,000,000	15,289,756
0.125%, due 09/30/13	14,900,000	14,891,557
0.500%, due 11/15/13	25,000,000	25,067,683
0.750%, due 12/15/13	11,000,000	11,056,221
Total US government and agency obligations (cost—$220,770,045)		220,770,045
Certificates of deposit—15.21%
Banking-non-US—11.74%
Bank of Montreal
0.230%, due 03/12/13	15,000,000	15,000,000
Bank of Nova Scotia
0.260%, due 01/22/13[1]	3,000,000	3,000,000
Bank of Tokyo-Mitsubishi UFJ Ltd.
0.240%, due 01/07/13	15,000,000	15,000,000
Canadian Imperial Bank of Commerce
0.303%, due 01/10/13[1]	10,000,000	10,000,000
Mizuho Corporate Bank
0.250%, due 01/08/13	16,000,000	16,000,000
Norinchukin Bank Ltd.
0.180%, due 01/31/13	5,000,000	5,000,000

8

UBS Retirement Money Fund

Statement of net assets—December 31, 2012 (unaudited)

Security description	Face amount	Value
Certificates of deposit—(concluded)
Banking-non-US—(concluded)
Rabobank Nederland NV 0.460%, due 03/25/13[1]	$9,000,000	$9,000,000
Royal Bank of Canada 0.363%, due 02/06/13[1]	10,000,000	10,000,000
Societe Generale 0.310%, due 02/01/13	15,000,000	15,000,000
Sumitomo Mitsui Banking Corp. 0.160%, due 01/02/13	28,000,000	28,000,000
0.200%, due 01/07/13	10,000,000	10,000,000
Svenska Handelsbanken AB 0.210%, due 01/02/13	10,000,000	10,000,000
Toronto-Dominion Bank 0.300%, due 01/18/13	6,000,000	6,000,283
		152,000,283
Banking-US—3.47%
Branch Banking & Trust Co. 0.265%, due 01/04/13[1]	14,000,000	14,000,000
0.220%, due 02/20/13	11,000,000	11,000,000
Citibank N.A. 0.200%, due 01/17/13	5,000,000	5,000,000
State Street Bank and Trust Co. 0.210%, due 02/12/13	15,000,000	15,000,000
		45,000,000
Total certificates of deposit (cost—$197,000,283)		197,000,283
Commercial paper[2]—52.46%
Asset backed-auto & truck—2.52%
FCAR Owner Trust II 0.250%, due 02/04/13	15,000,000	14,996,458
0.240%, due 02/15/13	6,000,000	5,998,200
0.240%, due 03/15/13	11,643,000	11,637,334
		32,631,992
Asset backed-banking US—1.16%
Atlantis One Funding 0.230%, due 03/04/13	15,000,000	14,994,058

9

UBS Retirement Money Fund

Statement of net assets—December 31, 2012 (unaudited)

Security description	Face amount	Value
Commercial paper[2]—(continued)
Asset backed-miscellaneous—21.23%
Atlantic Asset Securitization LLC 0.240%, due 01/14/13	$10,000,000	$9,999,133
Cancara Asset Securitisation LLC 0.220%, due 01/10/13	20,000,000	19,998,900
0.230%, due 01/17/13	10,000,000	9,998,978
Chariot Funding LLC 0.250%, due 04/18/13	10,000,000	9,992,569
Gotham Funding Corp. 0.200%, due 01/02/13	7,000,000	6,999,961
0.230%, due 02/07/13	14,000,000	13,996,691
Jupiter Securitization Co. LLC 0.240%, due 01/03/13	5,000,000	4,999,933
0.250%, due 01/07/13	10,000,000	9,999,583
0.250%, due 02/06/13	10,000,000	9,997,500
0.210%, due 03/18/13	11,000,000	10,995,123
Liberty Street Funding LLC 0.180%, due 01/02/13	15,000,000	14,999,925
0.180%, due 01/07/13	15,000,000	14,999,550
0.220%, due 02/04/13	3,000,000	2,999,377
Market Street Funding LLC 0.200%, due 01/14/13	13,000,000	12,999,061
0.210%, due 02/06/13	10,000,000	9,997,900
0.210%, due 03/05/13	10,000,000	9,996,325
Nieuw Amsterdam Receivables Corp. 0.190%, due 01/22/13	5,000,000	4,999,446
Old Line Funding Corp. LLC 0.350%, due 01/15/13	13,000,000	12,998,231
0.200%, due 03/15/13	10,000,000	9,995,944
0.220%, due 04/15/13	13,000,000	12,991,738
Regency Markets No.1 LLC 0.210%, due 01/16/13	10,000,000	9,999,125
Sheffield Receivables Corp. 0.260%, due 01/03/13	11,000,000	10,999,841
Thunder Bay Funding LLC 0.200%, due 01/08/13	15,000,000	14,999,417

10

UBS Retirement Money Fund

Statement of net assets—December 31, 2012 (unaudited)

Security description	Face amount	Value
Commercial paper[2]—(continued)
Asset backed-miscellaneous—(concluded)
Victory Receivables Corp. 0.250%, due 01/02/13	$10,000,000	$9,999,931
0.260%, due 01/02/13	10,000,000	9,999,928
0.190%, due 01/08/13	5,000,000	4,999,815
		274,953,925
Banking-non-US—8.64%
ANZ National International Ltd. 0.331%, due 03/06/13[1]	7,000,000	7,000,000
Banque et Caisse d’Epargne de l’Etat 0.300%, due 01/25/13	5,000,000	4,999,000
Caisse Centrale Desjardins du Quebec 0.230%, due 02/07/13	8,000,000	7,998,109
0.240%, due 02/14/13	5,000,000	4,998,533
0.240%, due 02/20/13	15,000,000	14,995,000
Mizuho Funding LLC 0.260%, due 01/02/13	16,000,000	15,999,884
Skandinaviska Enskilda Banken AB 0.240%, due 01/14/13	10,000,000	9,999,133
0.250%, due 03/01/13	10,000,000	9,995,903
Svenska Handelsbanken AB 0.250%, due 04/12/13	16,000,000	15,988,778
UOB Funding LLC 0.200%, due 02/14/13	10,000,000	9,997,556
0.210%, due 02/22/13	10,000,000	9,996,967
		111,968,863
Banking-US—11.50%
BNP Paribas Finance, Inc. 0.350%, due 02/04/13	10,000,000	9,996,694
0.320%, due 03/15/13	15,000,000	14,990,267
0.310%, due 03/28/13	5,000,000	4,996,297
Deutsche Bank Financial LLC 0.500%, due 03/20/13	12,000,000	11,987,000
0.440%, due 06/10/13	12,000,000	11,976,533

11

UBS Retirement Money Fund

Statement of net assets—December 31, 2012 (unaudited)

Security description	Face amount	Value
Commercial paper[2]—(concluded)
Banking-US—(concluded)
JPMorgan Chase & Co. 0.360%, due 01/25/13[1]	$10,000,000	$10,000,000
Natixis US Finance Co. LLC 0.230%, due 01/17/13	25,000,000	24,997,445
Nordea N.A., Inc. 0.315%, due 03/18/13	15,000,000	14,990,025
Northern Pines Funding LLC 0.180%, due 01/02/13	10,000,000	9,999,950
Societe Generale N.A., Inc. 0.150%, due 01/02/13	20,000,000	19,999,917
State Street Corp. 0.220%, due 01/04/13	15,000,000	14,999,725
		148,933,853
Finance-captive automotive—2.24%
Toyota Motor Credit Corp. 0.210%, due 01/22/13	10,000,000	9,998,775
0.250%, due 01/22/13	14,000,000	13,997,958
0.280%, due 03/20/13	5,000,000	4,996,967
		28,993,700
Finance-noncaptive diversified—1.54%
General Electric Capital Corp. 0.220%, due 01/07/13	10,000,000	9,999,633
0.240%, due 04/01/13	10,000,000	9,994,000
		19,993,633
Insurance-life—3.63%
MetLife Short Term Funding LLC 0.200%, due 02/06/13	7,000,000	6,998,600
0.210%, due 02/12/13	20,000,000	19,995,100
0.200%, due 02/25/13	10,000,000	9,996,945
Prudential Funding LLC 0.240%, due 01/11/13	10,000,000	9,999,333
		46,989,978
Total commercial paper (cost—$679,460,002)		679,460,002

12

UBS Retirement Money Fund

Statement of net assets—December 31, 2012 (unaudited)

Security description	Face amount	Value
Short-term corporate obligation—0.39%
Banking-non-US—0.39%
Royal Bank of Canada 0.461%, due 03/08/13[1] (cost—$5,001,781)	$5,000,000	$5,001,781
Repurchase agreements—14.91%
Repurchase agreement dated 12/31/12 with Barclays Capital, Inc., 0.180% due 01/02/13, collateralized by $67,923,400 US Treasury Bonds, 6.125% due 11/15/27; (value—$102,000,104); proceeds: $100,001,000	100,000,000	100,000,000
Repurchase agreement dated 12/31/12 with Deutsche Bank Securities, Inc., 0.150% due 01/02/13, collateralized by $94,734,500 US Treasury Notes, 0.625% due 08/31/17; (value—$94,860,057); proceeds: $93,000,775	93,000,000	93,000,000
Repurchase agreement dated 12/31/12 with State Street Bank and Trust Co., 0.010% due 01/02/13, collateralized by $94,792 US Treasury Notes, 0.250% due 09/30/14; (value—$94,878); proceeds: $93,000	93,000	93,000
Total repurchase agreements (cost—$193,093,000)		193,093,000
Total investments (cost—$1,295,325,111 which approximates cost for federal income tax purposes)—100.01%		1,295,325,111
Liabilities in excess of other assets—(0.01)%		(84,882)
Net assets (applicable to 1,295,238,088 shares of common stock outstanding equivalent to $1.00 per share)—100.00%		$1,295,240,229

13

UBS Retirement Money Fund

Statement of net assets—December 31, 2012 (unaudited)

Fair valuation summary

The following is a summary of the fair valuations according to the inputs used as of December 31, 2012 in valuing the Fund’s investments:

	Unadjusted quoted prices in active markets for identical investments (Level 1)	Other significant observable inputs (Level 2)	Unobservable inputs (Level 3)	Total
US government and agency obligations	$—	$220,770,045	$—	$220,770,045
Certificates of deposit	—	197,000,283	—	197,000,283
Commercial paper	—	679,460,002	—	679,460,002
Short-term corporate obligation	—	5,001,781	—	5,001,781
Repurchase agreements	—	193,093,000	—	193,093,000
Total	$—	$1,295,325,111	$—	$1,295,325,111

At December 31, 2012, there were no transfers between Level 1 and Level 2.

Issuer breakdown by country or territory of origin

Percentage of total investments
United States	77.0%
Japan	9.2
Canada	5.9
Sweden	3.6
Singapore	1.5
France	1.2
Netherlands	0.7
Australia	0.5
Luxembourg	0.4
Total	100.0%

14

UBS Retirement Money Fund

Statement of net assets—December 31, 2012 (unaudited)

Portfolio footnotes

*	On September 7, 2008, the Federal Housing Finance Agency placed the Federal National Mortgage Association and the Federal Home Loan Mortgage Corporation into conservatorship, and the US Treasury guaranteed the debt issued by those organizations.
[1]

Variable or floating rate security. The interest rate shown is the current rate as of December 31, 2012 and changes periodically. The maturity date reflects earlier of reset date or stated maturity date.

[2]	Rates shown are the discount rates at date of purchase.

See accompanying notes to financial statements

15

UBS Retirement Money Fund

Statement of operations

For the six months ended December 31, 2012 (unaudited)
Investment income:
Interest	$1,469,642
Expenses:
Investment management and administration fees	2,568,248
Service fees	990,829
Transfer agency and related services fees	582,987
Professional fees	65,785
Custody and accounting fees	59,341
Reports and notices to shareholders	56,782
State registration fees	44,847
Insurance fees	18,704
Directors’ fees	14,057
Other expenses	16,446
4,418,026
Fee waivers and/or expense reimbursements by investment advisor/administrator/distributor	(3,014,505)
Net expenses	1,403,521
Net investment income	66,121
Net realized gain	668
Net increase in net assets resulting from operations	$66,789

See accompanying notes to financial statements

16

UBS Retirement Money Fund

Statement of changes in net assets

	For the six months ended December 31, 2012 (unaudited)	For the year ended June 30, 2012
From operations:
Net investment income	$66,121	$142,438
Net realized gain	668	1,625
Net increase in net assets resulting from operations	66,789	144,063
Dividends to shareholders from:
Net investment income	(66,121)	(142,438)
Net decrease in net assets from capital stock transactions	(30,773,862)	(91,605,680)
Net decrease in net assets	(30,773,194)	(91,604,055)
Net assets:
Beginning of period	1,326,013,423	1,417,617,478
End of period	$1,295,240,229	$1,326,013,423
Accumulated undistributed net investment income	$—	$—

See accompanying notes to financial statements

17

UBS Retirement Money Fund

Financial highlights

Selected data for a share of common stock outstanding throughout each period is presented below:

Six months ended December 31, 2012 (unaudited)
Net asset value, beginning of period	$1.00
Net investment income	0.000 [2]
Dividends from net investment income	(0.000)[2]
Distributions from net realized gains	—
Total dividends and distributions	(0.000)[2]
Net asset value, end of period	$1.00
Total investment return[3]	0.01%
Ratios to average net assets:
Expenses before fee waivers and/or expense reimbursements by investment advisor/administrator/distributor	0.67%[4]
Expenses after fee waivers and/or expense reimbursements by investment advisor/administrator/distributor	0.21%[4]
Net investment income	0.01%[4]
Supplemental data:
Net assets, end of period (in millions)	$1,295
[1]

The investment advisory and administration functions for the Fund were transferred from UBS Financial Services Inc. to UBS Global Asset Management (Americas) Inc. (“UBS Global AM”) on March 1, 2011. As a result, the Fund no longer has a sub-advisor/sub-administrator but is managed directly by UBS Global AM.

[2]	Amount represents less than $0.0005 per share.
[3]

Total investment return is calculated assuming a $10,000 investment on the first day of each period reported, reinvestment of all dividends and other distributions, if any, at net asset value on the payable dates, and a sale at net asset value on the last day of each period reported. Total investment return for the period of less than one year has not been annualized. Returns do not reflect the deduction of taxes that a shareholder could pay on Fund distributions.

[4]	Annualized.
[5]

In addition to the waiver of advisory and administration fees by UBS Financial Services Inc., the Fund was reimbursed in the amount of $867,557, or 0.05% of average daily net assets, for overcharges related to prior fiscal periods for postage related expenses.

See accompanying notes to financial statements

18

Years ended June 30,
2012	2011[1]	2010	2009	2008
$1.00	$1.00	$1.00	$1.00	$1.00
0.000 [2]	0.000 [2]	0.000 [2]	0.009	0.035
(0.000)[2]	(0.000)[2]	(0.000)[2]	(0.009)	(0.035)
—	(0.000)[2]	(0.000)[2]	(0.000)[2]	—
(0.000)[2]	(0.000)[2]	(0.000)[2]	(0.009)	(0.035)
$1.00	$1.00	$1.00	$1.00	$1.00
0.01%	0.01%	0.01%	0.96%	3.60%

0.67%	0.72%	0.74%	0.75%	0.77%

0.19%	0.26%	0.27%	0.66%	0.66%[5]
0.01%	0.01%	0.01%	0.90%	3.47%

$1,326	$1,418	$1,551	$1,984	$1,794

See accompanying notes to financial statements

19

UBS Retirement Money Fund

Notes to financial statements (unaudited)

Organization and significant accounting policies

UBS RMA Money Fund Inc. (the “Corporation”) was incorporated in the state of Maryland on July 2, 1982 and is registered with the US Securities and Exchange Commission (“SEC”) under the Investment Company Act of 1940, as amended, as an open-end, diversified management investment company. The Corporation is a series mutual fund and currently has three portfolios: UBS Retirement Money Fund (the “Fund”), UBS RMA Money Market Portfolio and UBS RMA U.S. Government Portfolio. The financial statements for the UBS RMA Money Market Portfolio and UBS RMA U.S. Government Portfolio are not included herein.

The Corporation accounts separately for the assets, liabilities and operations of each series. Expenses directly attributable to each series are charged to that series’ operations; expenses which are applicable to all series are allocated among them on a pro rata basis.

In the normal course of business the Fund may enter into contracts that contain a variety of representations or that provide indemnification for certain liabilities. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred. However, the Fund has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.

The Fund attempts to maintain a stable net asset value of $1.00 per share; the Fund has adopted certain investment, portfolio valuation and dividend/distribution policies in an attempt to enable it to do so. As with any money market fund, there is no assurance, however, that the Fund will be able to maintain a stable net asset value of $1.00 per share.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative US generally accepted accounting principles (“US GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the SEC under authority of federal laws are also sources of authoritative US GAAP for SEC registrants. The

20

UBS Retirement Money Fund

Notes to financial statements (unaudited)

Fund’s financial statements are prepared in accordance with US GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates. The following is a summary of significant accounting policies:

Valuation of investments

Investments are valued at amortized cost. Periodic review and monitoring of the valuation of the securities held by the Fund is performed in an effort to ensure that amortized cost approximates market value.

US GAAP requires disclosure surrounding the various inputs that are used in determining the value of the Fund’s investments. These inputs are summarized into the three broad levels listed below:

Level 1—Unadjusted quoted prices in active markets for identical investments.

Level 2—Other significant observable inputs, including but not limited to, quoted prices for similar investments, interest rates, prepayment speeds and credit risks.

Level 3—Unobservable inputs inclusive of the Fund’s own assumptions in determining the fair value of investments.

In accordance with the requirements of US GAAP, a fair value hierarchy has been included near the end of the Fund’s Statement of net assets.

In December 2011, FASB issued Accounting Standards Update (“ASU”) No. 2011-11 “Disclosures about Offsetting Assets and Liabilities” (“ASU 2011-11”). These disclosure requirements are intended to help investors and other financial statement users to better assess the effect or potential effect of offsetting arrangements on a company’s financial position. They also improve transparency in the reporting of how companies mitigate credit risk, including disclosure of related collateral pledged or received. In addition ASU 2011-11 facilitates comparison between those entities that prepare their financial statements on the basis of US GAAP and those entities that prepare their financial statements on the basis of International Financial Reporting Standards

21

UBS Retirement Money Fund

Notes to financial statements (unaudited)

(“IFRS”). ASU 2011-11 requires entities to: disclose both gross and net information about both instruments and transactions eligible for offset in the financial statements; and disclose instruments and transactions subject to an agreement similar to a master netting agreement. ASU 2011-11 is effective for fiscal years beginning on or after January 1, 2013, and interim periods within those annual periods. At this time, management is evaluating the implications of ASU 2011-11 and its impact on the financial statements.

Repurchase agreements

The Fund may purchase securities or other obligations from a bank or securities dealer (or its affiliate), subject to the seller’s agreement to repurchase them at an agreed upon date (or upon demand) and price. The Fund maintains custody of the underlying obligations prior to their repurchase, either through its regular custodian or through a special “tri-party” custodian or sub-custodian that maintains a separate account for both the Fund and its counterparty. The underlying collateral is valued daily in an effort to ensure that the value, including accrued interest, is at least equal to the repurchase price. In the event of default of the obligation to repurchase, the Fund generally has the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation. Repurchase agreements involving obligations other than US government securities (such as commercial paper, corporate bonds, equities and mortgage loans) may be subject to special risks and may not have the benefit of certain protections in the event of counterparty insolvency. If the seller (or seller’s guarantor, if any) becomes insolvent, the Fund may suffer delays, costs and possible losses in connection with the disposition or retention of the collateral. Under certain circumstances, in the event of default or bankruptcy by the other party to the agreement, realization and/or retention of the collateral may be subject to legal proceedings. The Fund may participate in joint repurchase agreement transactions with other funds managed or advised by UBS Global Asset Management (Americas) Inc. (“UBS Global AM”).

22

UBS Retirement Money Fund

Notes to financial statements (unaudited)

Under certain circumstances, the Fund may engage in a repurchase agreement transaction with a yield of zero in order to invest cash amounts remaining in its portfolio at the end of the day in order to avoid having the Fund assessed a fee for uninvested cash held in a business account at a bank.

Investment transactions and investment income

Investment transactions are recorded on the trade date. Realized gains and losses from investment transactions are calculated using the identified cost method. Interest income is recorded on an accrual basis. Discounts are accreted and premiums are amortized as adjustments to interest income and the identified cost of investments.

Dividends and distributions

Dividends and distributions to shareholders are recorded on the ex-dividend date. The amount of dividends and distributions is determined in accordance with federal income tax regulations, which may differ from US GAAP. These “book/tax” differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the capital accounts based on their federal tax-basis treatment; temporary differences do not require reclassification.

Concentration of risk

The ability of the issuers of the debt securities held by the Fund to meet their obligations may be affected by economic and political developments, including those particular to a specific industry, country, state or region.

Investment advisor and administrator

The Fund’s Board of Directors has approved an investment advisory and administration contract (the “Advisory Contract”) with UBS Global AM, under which UBS Global AM serves as investment advisor and administrator of the Fund. In accordance with the Advisory Contract, the Fund pays UBS Global AM an investment advisory and

23

UBS Retirement Money Fund

Notes to financial statements (unaudited)

administration fee, which is accrued daily and paid monthly, in accordance with the following schedule:

Average daily net assets	Annual rate
Up to $300 million	0.450%
In excess of $300 million up to $750 million	0.415
In excess of $750 million up to $1.5 billion	0.335
In excess of $1.5 billion up to $5 billion	0.325
Over $5 billion	0.315

At December 31, 2012, the Fund owed UBS Global AM $110,927 for investment advisory and administration fees, net of fee waivers/ expense reimbursements.

UBS Global AM has undertaken to waive fees and/or reimburse expenses in the event that Fund yields drop below a certain level. This undertaking is voluntary and not contractual and may be terminated at any time. For the six months ended December 31, 2012, UBS Global AM voluntarily waived investment advisory and administration fees totaling $2,023,676; such amount is not subject to future recoupment.

Additional information regarding compensation to affiliate of a board member

Professor Meyer Feldberg serves as a senior advisor to Morgan Stanley, a financial services firm with which the Fund may conduct transactions, resulting in him being an interested board member of the Fund. The Fund has been informed that Professor Feldberg’s role at Morgan Stanley does not involve matters directly affecting any UBS funds. Portfolio transactions are executed through Morgan Stanley based on that firm’s ability to provide best execution of the transactions. During the six months ended December 31, 2012, the Fund purchased and sold certain securities (e.g., fixed income securities) in principal trades with Morgan Stanley, having an aggregate value of $170,520,403. Morgan Stanley received compensation in connection with these trades, which may have been in the form of a “mark-up” or “mark-down” of the price of the securities, a fee from the issuer for maintaining a commercial paper program, or some other form of compensation.

24

UBS Retirement Money Fund

Notes to financial statements (unaudited)

Although the precise amount of this compensation is not generally known by the Fund’s investment advisor, it is believed that under normal circumstances it represents a small portion of the total value of the transactions.

Distribution plan

UBS Global Asset Management (US) Inc. (“UBS Global AM (US)”) is the principal underwriter of the Fund’s shares and has appointed UBS Financial Services Inc. as dealer for the sale of those shares. Under the plan of distribution, the Fund pays UBS Global AM (US) a monthly service fee, which is accrued daily and paid monthly, at an annual rate of up to 0.15% of the Fund’s average daily net assets. The Fund currently pays service fees to UBS Global AM (US) at the maximum annual rate of 0.15% of average daily net assets. UBS Global AM (US) has undertaken to waive fees in the event that Fund yields drop below a certain level. This undertaking is voluntary and not contractual and may be terminated at any time. At December 31, 2012, given the impact of voluntary fee waivers, the Fund did not owe UBS Global AM (US) for service fees. For the six months ended December 31, 2012, UBS Global AM (US) voluntarily waived $990,829 of service fees; such amount is not subject to future recoupment.

Transfer agency related services

UBS Financial Services Inc. provides certain services to the Fund pursuant to a delegation of authority from BNY Mellon Investment Servicing (US) Inc. (“BNY Mellon”), the Fund’s transfer agent, and is compensated for these services by BNY Mellon, not the Fund.

For the six months ended December 31, 2012, UBS Financial Services Inc. received from BNY Mellon, not the Fund, $343,597 of the total transfer agency and related service fees paid by the Fund to BNY Mellon.

Securities lending

The Fund may lend securities up to 33 1/3% of its total assets to qualified broker-dealers or institutional investors. The loans are secured at all times by cash, US government securities or irrevocable letters of credit

25

UBS Retirement Money Fund

Notes to financial statements (unaudited)

in an amount at least equal to the market value of the securities loaned, plus accrued interest and dividends, determined on a daily basis and adjusted accordingly. The Fund will regain ownership of loaned securities to exercise certain beneficial rights; however, the Fund may bear the risk of delay in recovery of, or even loss of rights in, the securities loaned should the borrower fail financially. The Fund receives compensation for lending its securities from interest or dividends earned on the cash, US government securities or irrevocable letters of credit held as collateral, net of fee rebates paid to the borrower plus reasonable administrative and custody fees. State Street Bank and Trust Company serves as the Fund’s lending agent. At December 31, 2012, the Fund did not have any securities on loan.

Other liabilities and components of net assets

At December 31, 2012, the Fund had the following liabilities outstanding:

Dividends payable to shareholders	$2,860
Other accrued expenses*	469,435
*	Excludes investment advisory and administration and service fees.

At December 31, 2012, the components of net assets were as follows:

Accumulated paid in capital	$1,295,244,538
Accumulated net realized loss	(4,309)
Net assets	$1,295,240,229

Common stock

There are 20 billion shares of $0.001 par value common stock authorized. Transactions in shares of common stock, at $1.00 per share, were as follows:

	For the six months ended December 31, 2012	For the year ended June 30, 2012
Shares sold	2,686,966,412	5,410,115,430
Shares repurchased	(2,717,799,841)	(5,501,850,748)
Dividends reinvested	59,567	129,638
Net decrease in shares outstanding	(30,773,862)	(91,605,680)

26

UBS Retirement Money Fund

Notes to financial statements (unaudited)

Federal tax status

The Fund intends to distribute substantially all of its income and to comply with the other requirements of the Internal Revenue Code applicable to regulated investment companies. Accordingly, no provision for federal income taxes is required. In addition, by distributing during each calendar year substantially all of its net investment income, net realized capital gains and certain other amounts, if any, the Fund intends not to be subject to a federal excise tax.

The tax character of distributions paid to shareholders by the Fund during the six months ended December 31, 2012 and the fiscal year ended June 30, 2012 was ordinary income.

The components of accumulated earnings (deficit) on a tax basis for the current fiscal year will be determined after the Fund’s fiscal year ending June 30, 2013.

As of and during the period ended December 31, 2012, the Fund did not have any liabilities for any uncertain tax positions. The Fund recognizes interest and penalties, if any, related to uncertain tax positions as income tax expense in the Statement of operations. During the six months ended December 31, 2012, the Fund did not incur any interest or penalties.

Each of the tax years in the four year period ended June 30, 2012, remains subject to examination by the Internal Revenue Service and state taxing authorities.

27

UBS Retirement Money Fund

General information (unaudited)

Monthly and quarterly portfolio holdings disclosure

The Fund will file its complete schedule of portfolio holdings with the Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Forms N-Q are available on the SEC’s Web site at http://www.sec.gov. The Fund’s Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the SEC’s Public Reference Room may be obtained by calling 1-800-SEC 0330. Additionally, you may obtain copies of Forms N-Q from the Fund upon request by calling 1-800-647 1568.

In addition, the Fund discloses, on a monthly basis: (a) a complete schedule of its portfolio holdings; and (b) information regarding its weighted average maturity and weighted average life on UBS’s Web site at the following internet address: www.ubs.com/usmoneymarketfundsholdings. In addition, at this location, you will find a link to more detailed fund information appearing in filings with the SEC on Form N-MFP. Investors also may find additional information about the Fund at the above referenced UBS Web site internet address.

Proxy voting policies, procedures and record

You may obtain a description of the Fund’s (1) proxy voting policies, (2) proxy voting procedures and (3) information regarding how the Fund voted any proxies related to portfolio securities during the most recent 12-month period ended June 30 for which an SEC filing has been made, without charge, upon request by contacting the Fund directly at 1-800-647 1568, online on the Fund’s Web site: www.ubs.com/ubsglobalam-proxy, or on the EDGAR Database on the SEC’s Web site (http://www.sec.gov).

28

UBS Retirement Money Fund

Board approval of the investment advisory and administration contracts (unaudited)

Background—At a meeting of the board of UBS RMA Money Fund Inc. (the “Corporation”) on July 17-18, 2012, the members of the board, including the directors who are not “interested persons” of the Corporation (“Independent Directors”), as defined in the Investment Company Act of 1940, as amended (the “1940 Act”), considered and approved the continuance of the investment advisory and administration agreement (the “Investment Advisory and Administration Agreement”) between UBS Global Asset Management (Americas) Inc. (“UBS Global AM”) and the Corporation, with respect to its series, UBS Retirement Money Fund (the “Fund”). In preparing for the meeting, the board members had requested and received extensive information from UBS Global AM to assist them. The board received and considered a variety of information about UBS Global AM as well as the advisory, administrative and distribution arrangements for the Fund. The Independent Directors initially discussed the materials provided by management prior to the scheduled board meeting. The Independent Directors also met in executive session after management’s presentation was completed to review the disclosure that had been made to them at the meeting. At all of these sessions the Independent Directors were joined by their independent legal counsel. The Independent Directors also received a memorandum from their independent legal counsel discussing the duties of board members in considering approval of advisory, administration and distribution agreements.

In its consideration of the approval of the Investment Advisory and Administration Agreement, the board evaluated the following factors:

Nature, extent and quality of the services under the Investment Advisory and Administration Agreement—The board received and considered information regarding the nature, extent and quality of advisory services provided to the Fund by UBS Global AM under the Investment Advisory and Administration Agreement. The board also considered the nature, extent and quality of administrative, distribution, and shareholder services performed by UBS Global AM and its affiliates for the Fund and the resources devoted to, and the record of compliance with, the Fund’s compliance policies and procedures. The

29

UBS Retirement Money Fund

Board approval of the investment advisory and administration contracts (unaudited)

board noted that it received information at regular meetings throughout the year regarding the services rendered by UBS Global AM concerning the management of the Fund’s affairs and UBS Global AM’s role in coordinating providers of other services to the Fund, including custody, accounting and transfer agency services. The board’s evaluation of the services provided by UBS Global AM took into account the board’s knowledge and familiarity gained as board members of funds in the UBS New York fund complex, including the scope and quality of UBS Global AM’s investment advisory and other capabilities and the quality of its administrative and other services. The board observed that the scope of services provided by UBS Global AM had expanded over time as a result of regulatory and other developments, including maintaining and monitoring its own and the Fund’s expanded compliance programs.

The board had available to it the qualifications, backgrounds and responsibilities of the senior personnel at UBS Global AM responsible for the Fund and had previously received information regarding the person primarily responsible for the day-to-day portfolio management of the Fund and recognized that the Fund’s senior personnel at UBS Global AM report to the board regularly and that at each regular meeting the board receives a detailed report on the Fund’s performance. The board also considered, based on its knowledge of UBS Global AM and its affiliates, the financial resources available to UBS Global AM and its parent organization, UBS AG. In that regard, the board received extensive financial information regarding UBS Global AM and noted that it was a wholly owned, indirect subsidiary of one of the largest financial services firms in the world. It was also noted that UBS Global AM had approximately $151 billion in assets under management as of March 31, 2012 and was part of the UBS Global Asset Management Division, which had approximately $620 billion in assets under management worldwide as of March 31, 2012. The board was also cognizant of, and considered, the regulatory and litigation actions and investigations occurring in the past few years involving UBS AG, UBS Global AM and certain of their affiliates.

30

UBS Retirement Money Fund

Board approval of the investment advisory and administration contracts (unaudited)

The board concluded that, overall, it was satisfied with the nature, extent and quality of services provided (and expected to be provided) to the Fund under the Investment Advisory and Administration Agreement.

Advisory fees and expense ratios—The board reviewed and considered the contractual advisory and administration fee (the “Contractual Management Fee”) payable by the Fund to UBS Global AM in light of the nature, extent and quality of the advisory and administrative services provided by UBS Global AM. The board also reviewed and considered the fee waiver and/or expense reimbursement arrangement implemented for the Fund and considered the actual fee rate (after taking any waivers and/or reimbursements into account) (the “Actual Management Fee”). Additionally, the board received and considered information comparing the Fund’s Contractual Management Fee, Actual Management Fee and overall expenses with those of funds in a group of funds selected and provided by Lipper, Inc. (“Lipper”), an independent provider of investment company data (the “Expense Group”).

In connection with its consideration of the Fund’s management fees, the board also received information from UBS Global AM with respect to fees paid by institutional or separate accounts; however, in management’s view, such fee information was not very relevant to the Fund because, among other reasons, separately managed and institutional accounts with a “cash” mandate (a) were not subject to all of the constraints of Rule 2a-7 under the 1940 Act to which the Fund is subject and (b) do not involve the management responsibilities attendant to the operation of a 1940 Act regulated fund, and, therefore, were not totally comparable. The board also received information on fees charged to other mutual funds managed by UBS Global AM.

The comparative Lipper information showed that the Fund’s Contractual Management Fee and Actual Management Fee were in the third quintile and its total expenses were in the first quintile in the Fund’s Expense Group for the comparison periods utilized in the Lipper report. (The first quintile represents that 20% of the funds in the Expense

31

UBS Retirement Money Fund

Board approval of the investment advisory and administration contracts (unaudited)

Group with the lowest fees or expenses, as applicable, and the fifth quintile represents that 20% of the funds in the Expense Group with the highest fees or expenses, as applicable.)

In light of the foregoing, the board determined that the management fee was reasonable in light of the nature, extent and quality of services provided to the Fund under the Investment Advisory and Administration Agreement.

Fund performance—The board received and considered (a) annualized total return information of the Fund compared to other funds (the “Performance Universe”) selected by Lipper over the one-, three-, five-, ten-year and since inception periods ended April 30, 2012 and (b) annualized performance information for each year in the ten-year period ended April 30, 2012. The board was provided with a description of the methodology Lipper used to determine the similarity of the Fund with the funds included in its Performance Universe. The board also noted that it had received information throughout the year at periodic intervals with respect to the Fund’s performance.

The comparative Lipper information showed that the Fund’s performance was in the second quintile for the one-year period, in the fourth quintile for the three-year period and since inception and in the third quintile for the five- and ten-year periods. (The first quintile represents that 20% of the funds in the Performance Universe with the best relative performance, and the fifth quintile represents that 20% of the funds in the Performance Universe with the worst relative performance.) Management noted the Fund’s improved performance for the one-year period ended April 30, 2012, and explained that unprecedented, extended low interest rate market conditions continue to be the cause of the significant reduction in money market gross yields. Management also noted that it believes that the “gross of fee” performance differential is smaller this year than in prior years. In addition, management noted that the Fund is strategically conservative relative to its peers. Based on its review and management’s explanation,

32

UBS Retirement Money Fund

Board approval of the investment advisory and administration contracts (unaudited)

the board concluded that, given the current low interest rate environment, the Fund’s investment performance was acceptable.

Advisor profitability—The board received and considered a profitability analysis of UBS Global AM and its affiliates in providing services to the Fund. The board also received profitability information with respect to the UBS New York fund complex as a whole. UBS Global AM’s profitability was considered not excessive in light of the nature, extent and quality of the services provided to the Fund.

Economies of scale—The board received and considered information from management regarding whether there have been economies of scale with respect to the management of the Fund, whether the Fund has appropriately benefited from any economies of scale, and whether there is potential for realization of any further economies of scale for the Fund. The board considered whether economies of scale in the provision of services to the Fund were being passed along to the shareholders.

The board noted that the Fund’s Contractual Management Fee contained breakpoints. The board considered that the Fund’s asset level exceeded various breakpoints and, as a result, the Fund and its shareholders realized certain economies of scale because the total expense ratio of the Fund was lower than if no breakpoints had been in place. Accordingly, the board determined that economies of scale were passed on to shareholders in the form of breakpoints to the management fee. The board also noted that to the extent the Fund’s assets have increased over time, it has realized other economies of scale as certain expenses, such as fees for directors, auditors and legal fees, become a smaller percentage of overall assets.

Generally, in light of UBS Global AM’s profitability data, the Contractual Management Fee and the Actual Management Fee, and the breakpoints currently in place, the board believed that UBS Global AM’s sharing of current economies of scale with the Fund was acceptable.

33

UBS Retirement Money Fund

Board approval of the investment advisory and administration contracts (unaudited)

Other benefits to UBS Global AM—The board considered other benefits received by UBS Global AM and its affiliates as a result of its relationship with the Fund, including the opportunity to offer additional products and services to Fund shareholders. In light of the costs of providing investment advisory, administrative and other services to the Fund and UBS Global AM’s ongoing commitment to the Fund, the profits and other ancillary benefits that UBS Global AM and its affiliates received were considered reasonable.

In light of all of the foregoing, the board approved the Investment Advisory and Administration Agreement for the Fund. In making its decision, the board identified no single factor as being determinative in approving the Investment Advisory and Administration Agreement. The Independent Directors were advised by separate independent legal counsel throughout the process. The board discussed the proposed continuance of the Investment Advisory and Administration Agreement in private sessions with its independent legal counsel at which no representatives of UBS Global AM were present.

34

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Directors

Richard Q. Armstrong Chairman Alan S. Bernikow Richard R. Burt	Meyer Feldberg Bernard H. Garil Heather R. Higgins Barry M. Mandinach

Principal Officers

Mark E. Carver President Mark F. Kemper Vice President and Secretary	Thomas Disbrow Vice President and Treasurer Robert Sabatino Vice President

Investment Advisor and Administrator

UBS Global Asset Management (Americas) Inc.

1285 Avenue of the Americas

New York, New York 10019-6028

Principal Underwriter

UBS Global Asset Management (US) Inc.

1285 Avenue of the Americas

New York, New York 10019-6028

The financial information included herein is taken from the records of the Fund without examination by independent registered public accountants who do not express an opinion thereon.

This report is not to be used in connection with the offering of shares of the Fund unless accompanied or preceded by an effective prospectus.

© UBS 2013. All rights reserved.

UBS Global Asset Management (Americas) Inc.

1285 Avenue of the Americas

New York, New York 10019-6028

Item 2. Code of Ethics.

Form N-CSR disclosure requirement not applicable to this filing of a semi-annual report.

Item 3. Audit Committee Financial Expert.

Form N-CSR disclosure requirement not applicable to this filing of a semi-annual report.

Item 4. Principal Accountant Fees and Services.

Form N-CSR disclosure requirement not applicable to this filing of a semi-annual report.

Item 5. Audit Committee of Listed Registrants.

Not applicable to the registrant.

Item 6. Investments.

(a) Included as part of the report to shareholders filed under Item 1 of this form.

(b) Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to the registrant.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to the registrant.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to the registrant.

Item 10.  Submission of Matters to a Vote of Security Holders.

The registrant’s Board has established a Nominating and Corporate Governance Committee. The Nominating and Corporate Governance Committee will consider nominees recommended by shareholders if a vacancy occurs among those board members who are not “interested persons” as defined in Section 2(a)(19) of the Investment Company Act of 1940, as amended. In order to recommend a nominee, a shareholder should send a letter to the chairperson of the Nominating and Corporate Governance Committee, Richard R. Burt, care of the Secretary of the registrant at UBS Global Asset Management, UBS Building, One North Wacker Drive, Chicago, IL 60606, Attn: Mark Kemper, Secretary, and indicate on the envelope “Nominating and Corporate Governance Committee.” The shareholder’s letter should state the nominee’s name and should include the nominee’s resume or curriculum vitae, and must be accompanied by a written consent of the individual to stand for election if nominated for the Board and to serve if elected by shareholders.

Item 11.  Controls and Procedures.

(a)

The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this document.

(b)

The registrant’s principal executive officer and principal financial officer are aware of no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940, as amended) that occurred during the registrant’s last fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12.  Exhibits.

(a)	(1) Code of Ethics – Form N-CSR disclosure requirement not applicable to this filing of a semi-annual report.

(a)	(2) Certifications of principal executive officer and principal financial officer pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto as Exhibit EX-99.CERT.

(a)

(3) Written solicitation to purchase securities under Rule 23c-1 under the Investment Company Act of 1940 sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons – not applicable to the registrant.

(b)	Certifications of principal executive officer and principal financial officer pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto as Exhibit EX-99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

UBS RMA Money Fund Inc.

By:	/s/ Mark E. Carver
Mark E. Carver
President

Date:	March 11, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Mark E. Carver
Mark E. Carver
President

Date:	March 11, 2013

By:	/s/ Thomas Disbrow
Thomas Disbrow
Vice President and Treasurer

Date:	March 11, 2013